     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 1998
                           Registration No. 33-45846
                           Registration No. 811-5803

________________________________________________________________________________


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ___________
                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / /
                        Pre-Effective Amendment No.  / /

                       Post-Effective Amendment No. 8  /X/
                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / /

                            Amendment No. 34  /X/
                                  ___________

                             VA-I SEPARATE ACCOUNT
                                       of
                     UNUM LIFE INSURANCE COMPANY OF AMERICA
                           (Exact Name of Registrant)
                     UNUM LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)
                              2211 Congress Street
                             Portland, Maine 04122
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: 800-341-0441

                           ROSEMARY A. MOORE, ESQUIRE
                     UNUM Life Insurance Company of America
                              2211 Congress Street
                             Portland, Maine 04122
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
     /  /      immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/       on May 1, 1998, pursuant to paragraph (b) of Rule 485
     /  /      60 days after filing pursuant to paragraph (a)(1) of Rule
               485

     /  /      on          , pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
     /  /      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of securities being registered:
 Interests in a separate account under group variable annuity contracts.

                             CROSS REFERENCE SHEET
                 SHOWING LOCATION OF INFORMATION IN PROSPECTUS


FORM  N-4                                                        PROSPECTUS CAPTION
---------                                                        ------------------

       1.  Cover Page..........................................  Cover Page
       2.  Definitions.........................................  Definitions
       3.  Synopsis or Highlights..............................  Summary
       4.  Condensed Financial Information.....................  Condensed Financial
           Information.........................................  Information
       5.  General Description of..............................  UNUM/America, Lincoln Life, the
           Registrant, Depositor and Portfolio Companies.......  Variable Investment Division and the Funds

       6.  Deductions and Expenses.............................  Deductions and Charges
       7.  General Description of Variable.....................  Contract Provisions; Other Contract
           Annuity Contracts...................................  Provisions
       8.  Annuity Period......................................  Annuity Period
       9.  Death Benefit.......................................  Contract Provisions, Death Benefits
      10.  Purchases and Contract Values.......................  Contract Provisions
      11.  Redemptions.........................................  Contract Provisions, Withdrawals
      12.  Taxes...............................................  Federal Income Tax Considerations
      13.  Legal Proceedings...................................  Not Applicable
      14.  Table of Contents of the............................  Contents of Statement of Additional Information
           Statement of Additional Information


                             CROSS REFERENCE SHEET
     SHOWING LOCATION OF INFORMATION IN STATEMENT OF ADDITIONAL INFORMATION


                                                                 STATEMENT OF ADDITIONAL
FORM N-4                                                           INFORMATION CAPTION
--------                                                         -----------------------
      15.  Cover Page..........................................  Cover Page
      16.  Table of Contents...................................  Table of Contents
      17.  General Information and History.....................  Prospectus-UNUM/America, Lincoln Life, the Variable
                                                                 Investment Division and the Funds
      18.  Services............................................  Not Applicable
      19.  Purchase of Securities being........................  Not Applicable
           Offered
      20.  Underwriters........................................  Distribution of the Contracts
      21.  Calculation of Yield Quotations.....................  Not Applicable
           of Money Market Sub Accounts
      22.  Annuity Payments....................................  Determination of Variable Annuity Payment
      23.  Financial Statements................................  Financial Statements

                             CROSS REFERENCE SHEET
          SHOWING LOCATION OF INFORMATION IN PART C-OTHER INFORMATION


      24(a) Financial Statements and Exhibits................... Not Applicable
      24(b) Exhibits............................................ Exhibits
      25    Directors and Officers of the....................... Directors and Officers of the Depositor
            Depositor
      26    Persons Controlled by or Under
            Common Control with the
            Depositor or Registrant............................. Organizational Chart
      27.   Number of Contract Owners...........................  Number of Contract Owners
      28.   Indemnification.....................................  Indemnification
      29.   Principal Underwriters..............................  Principal Underwriters
      30.   Location of Accounts and Records....................  Location of Accounts and Records
      31.   Management Services.................................  Management Services
      32.   Undertakings........................................  Undertakings

--------------------------------------------------------------------------------
                     UNUM LIFE INSURANCE COMPANY OF AMERICA

                        Group Variable Annuity Contracts
                             VA-I SEPARATE ACCOUNT
                              2211 Congress Street
                             Portland, Maine 04122
                                 (800) 341-0441

                              VARIABLE ANNUITY II

                          [LOGO OF UNUM APPEARS HERE]

--------------------------------------------------------------------------------
PROSPECTUS
--------------------------------------------------------------------------------

                                                                MAY 1, 1998

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATION IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

  THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE APPLICABLE UNDERLYING FUNDS WHICH SHOULD BE RETAINED FOR FUTURE REFERENCE.

  INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISK, INCLUDING MARKET FLUC-TUATION AND POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

80016

This prospectus describes group annuity contracts ("Contracts") offered by UNUM Life Insurance Company of America ("UNUM/America"), a subsidiary of UNUM Hold-ing Company and its wholly-owned parent company, UNUM Corporation. The Con-tracts are designed to enable Participants and Employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (the "Code"): 401(a), 403(b), 408 and 457 and other related Sections as well as for programs offering non-quali-fied annuities. A Participant is an employee or other person affiliated with the Contractholder on whose behalf a Participant Account is maintained under the terms of the Contract.

The Contracts permit Contributions to be deposited in the Guaranteed Interest Division, which is part of UNUM/ America's General Account, and in certain Sub-Accounts in UNUM/America's VA-I Separate Account ("Variable Investment Divi-sion"). Contributions to the Guaranteed Interest Division earn interest at a guaranteed rate declared by UNUM/America. Contributions to the Variable Invest-ment Division will increase or decrease in dollar value depending on the in-vestment performance of the underlying funds in which the Sub-Accounts invest. Special limits apply to withdrawals and transfers from the Guaranteed Interest Division.

Currently, the Variable Investment Division consists of the nine Sub-Accounts listed below: Next to each listed Sub-Account is the name of the fund (the "Fund") in which the Sub-Account invests. For more information about the in-vestment objectives, policies and risks of the Funds please refer to the pro-spectus for each of the Funds.

Index Account.......................................... Dreyfus Stock Index Fund
Growth I Account....................................... Fidelity's Variable
                                                        Insurance Products Fund:
                                                        Growth Portfolio
Asset Manager Account.................................. Fidelity's Variable
                                                        Insurance Products Fund
                                                        II: Asset Manager
                                                        Portfolio
Growth II Account...................................... American Century
                                                        Variable Portfolios,
                                                        Inc.: VP Capital
                                                        Appreciation
Balanced Account....................................... Variable Portfolios,
                                                        Inc.: VP Balanced
International Stock Account............................ T. Rowe Price
                                                        International Series,
                                                        Inc.
Socially Responsible Account........................... Calvert Social Balanced
                                                        Portfolio
Equity-Income Account.................................. Fidelity's Variable
                                                        Insurance Products Fund:
                                                        Equity-Income Portfolio
Small Cap Account...................................... Dreyfus Variable
                                                        Investment Fund: Small
                                                        Cap Portfolio

This prospectus is intended to provide information regarding the Contracts of-fered by UNUM/America that you should know before investing. Please read and retain this prospectus for future reference. A Statement of Additional Informa-tion, dated May 1, 1998, has been filed with the Securities and Exchange Com-mission and is available at no charge by writing or calling (800) 341-0441, P.O. Box 9740, Portland, Maine 04122, Attention: Tax Deferred Annuities.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
DEFINITIONS..............................................................   3
SUMMARY (Including Fee Table and Performance Information)................   6
CONDENSED FINANCIAL INFORMATION..........................................  11
FINANCIAL STATEMENTS.....................................................  12
UNUM/AMERICA, LINCOLN LIFE, THE VARIABLE INVESTMENT DIVISION AND THE
 FUNDS...................................................................  12
CONTRACT PROVISIONS......................................................  17
DEDUCTIONS AND CHARGES...................................................  24
ANNUITY PERIOD...........................................................  26
FEDERAL INCOME TAX CONSIDERATIONS........................................  28
VOTING RIGHTS............................................................  31
OTHER CONTRACT PROVISIONS................................................  32
GUARANTEED INTEREST DIVISION.............................................  33
OTHER INFORMATION........................................................  34
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION................  36

                                  DEFINITIONS

ACCUMULATION UNIT: An accounting unit of measure used to record amounts of increases to, decreases from and accumulations in each Sub-Account during the Accumulation Period.

ACCUMULATION UNIT VALUE: The dollar value of an Accumulation Unit in each Sub-Account on any Valuation Date.

ACCUMULATION PERIOD: The period commencing on a Participant's Participation Date and terminating when the Participant's Account balance is reduced to zero, either through withdrawal(s), conversion to an annuity, imposition of charges, payment of a Death Benefit or a combination thereof.

ACQUISITION AGREEMENT: The Asset Transfer and Acquisition Agreement between UNUM/America and Lincoln Life which provides for the sale of UNUM/America's tax sheltered annuity business to Lincoln Life, the assumption of UNUM/America's obligations under the Contracts (other than the New York Contracts) by Lincoln Life, and the assumption of UNUM/America's obligations under the New York Contracts by Lincoln-NY.

ANNUITANT: The person receiving annuity payments under the terms of the Contract.

ANNUITY COMMENCEMENT DATE: The date on which UNUM/America makes the first annuity payment to the Annuitant as required by the Retired Life Certificate.

ANNUITY CONVERSION AMOUNT: The amount applied toward the purchase of an annuity.

ANNUITY PERIOD: The period concurrent with or following the Accumulation Period, during which an Annuitant's annuity payments are made.

BENEFICIARY: The person(s) designated to receive a Participant's Account balance in the event of the Participant's death during the Accumulation Period or the person(s) designated to receive any applicable remainder of an annuity in the event of the Annuitant's death during the Annuity Period.

BUSINESS DAY: A day on which the New York Stock Exchange is customarily open for business.

CLOSING DATE: The date of closing as provided in the Acquisition Agreement.

CONTRIBUTIONS: All amounts deposited under a Contract, including any amount transferred from another Contract or Trustee.

CONTRACT: A Group Variable Annuity Contract issued by UNUM/America to the Contractholder.

CONTRACTHOLDER: The party named as the Contractholder on the group annuity Contract issued by UNUM/America. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

DIVISION(S): The Guaranteed Interest Division and/or the Variable Investment Division.

EMPLOYER: The organization specified in the Contract which offers the Plan to its employees.

FUNDS: The underlying funds in which the Sub-Accounts invest. Funds are investment vehicles which offer their shares only to insurance companies' separate accounts and other qualifying investors.

GENERAL ACCOUNT: All assets of UNUM/America other than those in the Variable Investment Division or any other separate account.

GROSS WITHDRAWAL AMOUNT: The amount by which a Participant's Account is reduced when a withdrawal occurs, including any applicable contingent deferred sales charge and Annual Administration Charge.

GUARANTEED ANNUITY: An annuity for which UNUM/America guarantees the amount of each payment for as long as the annuity is payable.

GUARANTEED INTEREST DIVISION: The Division maintained by UNUM/America for the Contracts and other contracts for which UNUM/America guarantees the principal amount and interest credited thereto subject to any fees and charges as set forth in the Contract. Amounts allocated to the Guaranteed Interest Division are part of the General Account.

LINCOLN LIFE: The Lincoln National Life Insurance Company.

LINCOLN-NY: Lincoln Life & Annuity Company of New York, a New York domestic life insurance company established by Lincoln Life as a subsidiary.

LNC: Lincoln National Corporation.

NET CONTRIBUTIONS: The sum of all Contributions credited to a Participant Account less any Net Withdrawal Amounts, outstanding loan (including principal and due and accrued interest) and amounts converted to a Payout Annuity.

NET WITHDRAWAL AMOUNT: The amount paid when a withdrawal occurs.

NEW YORK CONTRACTS: Contracts originally issued in New York by UNUM Life Insurance Company and subsequently issued through UNUM/America.

PARTICIPANT: An employee or other person affiliated with the Contractholder on whose behalf an Account is maintained under the terms of the Contract.

PARTICIPANT ACCOUNT: An account maintained for a Participant during the Accumulation Period the total balance of which equals the Participant's Account balance in the Variable Investment Division plus the Participant's Account balance in the Guaranteed Interest Division.

PARTICIPATION ANNIVERSARY: For each Participant, a date at one year intervals from the Participant's Participation Date. If an anniversary occurs on a non-Business Day, it is treated as occurring on the next Business Day.

PARTICIPATION DATE: A date assigned to each Participant corresponding to the date on which the first Contribution on behalf of that Participant is received by UNUM/America. A Participant will receive a new Participation Date if such Participant makes a Total Withdrawal, as defined in this prospectus, and Contributions on behalf of the Participant are resumed under any Contract.

PARTICIPATION YEAR: A period beginning with one Participation Anniversary and ending the day before the next Participation Anniversary, except for the first Participation Year which begins with the Participation Date.

PAYOUT ANNUITY: A series of payments paid to a person. A Payout Annuity may be either a Guaranteed Annuity or a Variable Annuity. See "Annuity Period."

PLAN: The retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds.

SUB-ACCOUNT: An account established in the Variable Investment Division which invests in shares of a corresponding Fund.

UNUM/AMERICA: UNUM Life Insurance Company of America, at its home office in Portland, Maine.

VALUATION DATE: A Business Day. Accumulation Units and Annuity Units are computed as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD: A period used in measuring the investment experience of each Sub-Account. The Valuation Period begins at the close of trading on the New York Stock Exchange on one Valuation Date and ends at the corresponding time on the next Valuation Date.

VARIABLE ANNUITY: An annuity with payments that increase or decrease in accordance with the investment results of the selected sub-accounts. See "Annuity Period."

VARIABLE INVESTMENT DIVISION: The Division which is maintained by UNUM/America for these Contracts and certain other UNUM/America Contracts for which UNUM/America does not guarantee the principal amount or investment results. The Variable Investment Division is the VA-I Separate Account which is a group of assets segregated from the General Account whose income, gains and losses, realized or unrealized, are credited to or charged against the Variable Investment Division without regard to other income, gains or losses of UNUM/America. The Variable Investment Division currently consists of nine Sub-Accounts. Additional Sub-Accounts may be added in the future.

                                    SUMMARY

                     UNUM LIFE INSURANCE COMPANY OF AMERICA

  UNUM/America is a life insurance company founded in Maine in 1966. UNUM/America is a subsidiary of UNUM Holding Company and its wholly-owned parent company, UNUM Corporation whose stock is traded on the New York Stock Exchange.

                                  LINCOLN LIFE

  On October 1, 1996 (the "Closing Date"), UNUM/America completed the sale of its tax-sheltered annuity business to The Lincoln National Life Insurance Company ("Lincoln Life"), pursuant to an acquisition agreement with Lincoln Life (the "Acquisition Agreement"). Under the Acquisition Agreement, Lincoln Life assumed UNUM/America's obligations under the Contracts and Lincoln Life & Annuity Company of New York ("Lincoln-NY") assumed UNUM/America's obligations under Contracts originally issued in New York by UNUM Life Insurance Company (the "New York Contracts") other than those obligations to Contractholders and/or Participants who neither consented nor were deemed to have consented to the assumption.

  Lincoln Life is a subsidiary of LNC, which is a publicly-owned company whose stock is traded on the New York Stock Exchange. See "Acquisition Agreement with The Lincoln National Life Insurance Company."

                               CONTRACTS OFFERED

  The Group Variable Annuity Contracts offered by this prospectus were made available to Employers and other entities to provide a way to accumulate funds for retirement and to provide Payout Annuities.

                           HOW CONTRIBUTIONS ARE MADE

  Contributions under the Contract are deposited by the Contractholder. Depending upon the type of Plan offered, Contributions may consist of salary reduction Contributions, Employer Contributions or Participant post-tax Contributions. Contributions are forwarded by the Contractholder to UNUM/America and allocated among the two Divisions in accordance with information provided by the Contractholder. See "Contract Provisions, Contributions under the Contract".

                               DIVISIONS OFFERED

  Contributions may be allocated to the Guaranteed Interest Division or to the Variable Investment Division or to both Divisions. The Variable Investment Division currently consists of nine Sub-Accounts. A Contractholder may choose to offer between zero and nine of the Sub-Accounts to its Participants under a Contract. The Sub-Accounts invest their assets in shares of a corresponding Fund. For a full description of the Funds, see the prospectuses for the Funds.

                  TRANSFERS BETWEEN DIVISIONS AND SUB-ACCOUNTS

  During the Accumulation Period, a Participant or a Contractholder under certain Plans may make transfers between and among Divisions and Sub-Accounts. Certain Plans may limit the transfers in dollar amount, type of Contribution, or frequency. Certain Plans may require Contractholder approval for a transfer. See "Transfers between Divisions and Sub-Accounts".

                                  WITHDRAWALS

  During the Accumulation Period, a Participant may withdraw any part of their account balance subject to the restrictions imposed by the Code and regulations thereof and by the applicable Plan. With respect to Plans subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), the Contractholder must authorize UNUM/America to process a withdrawal request by a Participant. Withdrawal requests under Section 457 Plans must also be authorized by the Contractholder. With respect to withdrawal requests by Participants under Plans not subject to Title I of ERISA, certain Contracts may require that the Participants must certify to UNUM/America that an eligible event under the Code has occurred. Withdrawal requests must be in writing and in a form acceptable to UNUM/America.

  Certain Plans are also subject to distribution requirements under Section 401(a)(9) of the Code including the incidental death benefit requirements of
Section 401(a)(9)(G). Certain transfers from one Qualified Plan contract to another Qualified Plan contract are not subject to withdrawal restrictions under the Code. Certain withdrawals are subject to a 10% Federal Excise Tax for premature distributions. See "Federal Income Tax Considerations."

  Certain types of withdrawals are subject to a contingent deferred sales charge ("CDSC"). See "Contract Provisions, Deductions and Charges."

                                 DEATH BENEFITS

  The Contracts provide for a Death Benefit for a Participant who dies during the Accumulation Period. See "Contract Provisions, Death Benefits."

                                PAYOUT ANNUITIES

  As permitted by the applicable Plan, a Participant or a Beneficiary of a deceased Participant may elect to convert all or part of the Participant's Account balance or the Death Benefit, as appropriate, to a Payout Annuity. UNUM/America offers both Guaranteed and Variable Annuities. The range of annuity options available include life annuities and annuities for a specific time period as well as others described more fully in this prospectus. See "Annuity Period."

                              FREE-LOOK PROVISION

  A Participant under a Section 403(b) or 408 Plan and certain Non-Qualified Plans has ten days, in most cases, from the date the Participant receives an Active Life Certificate to notify UNUM/America in writing that the Participant does not choose to participate under the Contract and to receive a return of funds. See "Free-Look Period."

                                   FEE TABLE

  The following table and examples, prescribed by the SEC, are included to assist Contractholders and Participants in understanding the transaction and operating expenses imposed directly or indirectly under the Contracts. The standardized tables and examples assume the highest deductions possible under the Contracts, whether or not such deductions actually would be made from a Participant's Account. A CDSC is deducted from a Participant's Account balance only if a total or partial withdrawal is made, and then only if one of the exceptions does not apply.

Contract Related Transaction Expenses/1//
  Sales Load Imposed on Purchases:                     0%
  Maximum CDSC
  (as a percentage of the Gross Withdrawal Amount):    6%
  Annual Administration Charge/2//                   $25
Separate Account Annual Expenses
(as a percentage of average daily net assets)
  Mortality and Expense Risk Charge:                1.20%
  Other Charges:                                    0.00%
  Total Separate Account
  Annual Expenses:                                  1.20%

Fund Expenses/4//
(as a percentage of average daily net assets)

                             G-
                      INDEX I/5// AMGR/5// G-II BAL  INT'L SOC RES/6// EQI/5// SMCAP
                      ----- ----- -------- ---- ---- ----- ----------- ------- -----
Management Fees:      0.25  0.60    0.55   1.00 1.00 1.05     0.69      0.50   0.75
Other Expenses:       0.03  0.09    0.10      0    0    0     0.12      0.08   0.03
Total Fund Expenses:  0.28  0.69    0.65   1.00 1.00 1.05     0.81      0.58   0.78

  Example #1: Assuming total withdrawal of the Participant's Account balance at the end of the period shown.

  A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.

          INDEX   G-I    AMGR   G-II   BAL   INT'L  SOC RES  EQI   SMCAP
          ------ ------ ------ ------ ------ ------ ------- ------ ------
1 Year     77.35  81.23  80.85  84.16  84.16  84.63  82.36   80.19  82.18
3 Years   113.87 125.66 124.52 134.48 134.48 135.89 129.09  122.51 128.52
5 Years   152.98 172.86 170.94 187.61 187.61 189.97 178.60  167.57 177.64
10 Years  263.27 304.07 300.17 333.75 333.75 338.45 315.68  293.30 313.76

  Example #2: Assuming annuitization of the Contract at the end of the period shown.

  A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.

          INDEX   G-I    AMGR   G-II   BAL   INT'L  SOC RES  EQI   SMCAP
          ------ ------ ------ ------ ------ ------ ------- ------ ------
1 Year     15.26  19.40  18.99  22.51  22.51  23.01  20.60   18.29  20.40
3 Years    47.40  59.98  58.76  69.39  69.39  70.90  63.64   56.62  63.03
5 Years    81.81 103.10 101.04 118.90 118.90 121.42 109.24   97.43 108.22
10 Years  178.85 222.96 218.75 255.06 255.06 260.14 235.51  211.32 233.43

  Example #3: Assuming persistency of the Contracts through the periods shown.

  A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.

          INDEX   G-I    AMGR   G-II   BAL   INT'L  SOC RES  EQI   SMCAP
          ------ ------ ------ ------ ------ ------ ------- ------ ------
1 Year     15.26  19.40  18.99  22.51  22.51  23.01  20.60   18.29  20.40
3 Years    47.40  59.98  58.76  69.39  69.39  70.90  63.64   56.62  63.03
5 Years    81.81 103.10 101.04 118.90 118.90 121.42 109.24   97.43 108.22
10 Years  178.85 222.96 218.75 255.06 255.06 260.14 235.51  211.32 233.43

  The effect of the Annual Administration Charge for a period is determined by dividing the total amount of such charges collected in the previous year by the total average net assets of the accounts for the previous year, as of the previous month ended; accounts include accounts available under Variable Annuity II of UNUM/America and under corresponding accounts of Lincoln Life.
--------
/1/Premium taxes are not shown. UNUM/America deducts the amount of premium tax-es, if any, when paid. Loans taken by a Participant with respect to the Par-ticipant's Account balance in the Guaranteed Interest Division may be sub-ject to a charge for establishing the loan.

/2/The Employer has the option of paying the Annual Administration Charge on behalf of the Participants under a Contract. In such a situation, the pro-jected expenses would be lower than those indicated in the examples. This charge is not imposed during the Annuity Period. In certain situations the Annual Administration Charge may be reduced or eliminated. See "Deductions & Charges--Annual Administration Charge."

/3/Until complete order instructions are received, initial Contributions may be allocated temporarily to Fidelity's Variable Insurance Products Fund: Money Market Portfolio. Management fees for this fund are 0.21%. Other expenses are 0.10%. Total Fund Expenses are 0.31%. See "Initial Contributions."

/4/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrange-ments with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.57% for VIP Equity-Income Portfolio, 0.67% for VIP Growth Port-folio, and 0.64% for VIP II Asset Manager Portfolio.

/5/The figures above are based on expenses for fiscal year 1997, and have been restated to reflect an increase in transfer agency expenses of 0.01% ex-pected to be incurred in 1998. "Management Fees" includes a performance ad-justment which, depending on performance, would cause the fee to be as high as 0.85% or as low as 0.55%. "Other Expenses" reflects an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.78%.

  The Contracts are designed for retirement planning. Withdrawals prior to retirement or the Annuity Commencement Date are not consistent with the long-term purposes of the Contracts and the applicable tax laws. Withdrawals may also be subject to federal income tax and a 10% Federal tax penalty.

  The fee table and examples reflect expenses and charges of the Sub-Accounts and the expenses of the applicable Fund for the year ended December 31, 1997. HOWEVER, THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND CHARGES OF THE SUB-ACCOUNTS OR THE FUNDS. SIMILARLY, THE ASSUMED 5% ANNUAL RATE OF RETURN IS NOT AN ESTIMATE OR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE. See "Deductions and Charges" in this prospectus and the discussion of Fund Management in the prospectus for each of the Funds for further information.

                            PERFORMANCE INFORMATION

  From time-to-time the Variable Investment Division may advertise or use in sales literature information concerning the investment performance of the various Sub-Accounts. No performance presentation should be considered as representative of future investment results. Actual performance is a function not only of the investment management of the underlying Funds and market forces, but of the time and frequency of Contributions, the charges and fees imposed under the Contract, the fees and expenses of the Funds, and transfers made by a Participant, among other factors.

  The investment performance of the Sub-Accounts may be advertised in comparison with the performances of other variable annuities, other investment companies (such as mutual funds), and recognized indices (such as the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index, NASDAQ Index, Consumer Price Index), and data published by Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research and Data Service or comparable services. Performance of the Sub-Accounts may also be compared with performance of other types of investments. Some advertisements may also include published editorial comments and performance rankings by independent organizations and publications that monitor the performance of separate accounts and mutual funds.

  The Sub-Accounts may advertise average annual total return performance information according to the SEC standardized formula. Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical $1,000 contribution allocated to a Sub-Account from the beginning to the end of each specified period of time. The SEC standardized formula gives effect to all applicable charges under the Contracts. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Sub-Account, (ii) no transfers or additional payments were made and (iii) the withdrawal of the investment occurs at the end of the period. Premium taxes are not included in the term "charges" for purposes of this calculation. The Sub-Accounts may also advertise this total return performance as described above on a cumulative basis.

  The Sub-Accounts may also present non-standard performance information based on the history of a Fund and adjusted to reflect the fees and charges imposed under a Contract. The Sub-Accounts may present total return information computed on a calendar year basis. The Sub-Accounts may also present total return information over specified periods of time (computed on an average annual or cumulative basis) either assuming that no CDSC will be deducted or assuming that no CDSC or administrative charge will be deducted. The Sub-Accounts may present hypothetical examples that apply the total return to a hypothetical initial investment. The Sub-Accounts may also present total return information based on different amounts of periodic investments. For additional performance information, please refer to the Statement of Additional Information.

                               PUBLISHED RATINGS

  From time to time, in advertisements or in reports to Contractholders, UNUM/America may reflect endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend UNUM/America or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

  Also, from time to time, the rating of UNUM/America as an insurance company by A.M. Best may be referred to in advertisements or in reports to Contractholders. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect Best's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance Industry. Best's ratings range from A++ to F.

  In addition, the claims-paying ability of UNUM/America as measured by the Standard and Poor's Rating Group may be referred to in advertisements or in reports to Contractholders. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to CCC.

  From time to time UNUM/America may refer to Moody's Investors Service rating of UNUM/America. Moody's Investors Service financial strength ratings indicate an insurance company's ability to discharge policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries, and affiliates. Moody's Investors Service ratings range from Aaa to C.

                        CONDENSED FINANCIAL INFORMATION

  The financial data included below should be read in conjunction with the financial statements and the related data included in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                        1989    1990     1991     1992     1993     1994     1995     1996     1997
SUB-ACCOUNT            ------- ------- -------- -------- -------- -------- -------- -------- --------
Index Account
  December 12
   Commencement        $9.9060
  Beginning of Period          $9.9629 $ 9.4953 $12.1814 $12.8906 $13.9245 $13.8792 $18.7565 $22.7054
  End of Period        $9.9629 $9.4953 $12.1814 $12.8906 $13.9245 $13.8792 $18.7565 $22.7054 $29.8265
Growth I Account
  May 1
   Commencement                        $  10.00
  Beginning of Period                           $12.1759 $13.1505 $15.5094 $15.3208 $20.4909 $23.2198
  End of Period                        $12.1759 $13.1505 $15.5094 $15.3208 $20.4909 $23.2198 $28.3281
Growth II Account
  May 1
   Commencement                        $  10.00
  Beginning of Period                           $11.5975 $11.3049 $12.3212 $12.0313 $15.5840 $14.7133
  End of Period                        $11.5975 $11.3049 $12.3212 $12.0313 $15.5840 $14.7133 $14.0633
Asset Manager Account
  May 1
   Commencement                        $  10.00
  Beginning of Period                           $10.7598 $11.8933 $14.2241 $13.1979 $15.2510 $17.2668
  End of Period                        $10.7598 $11.8933 $14.2241 $13.1979 $15.2510 $17.2668 $20.5827
Balanced Account
  May 1
   Commencement                        $  10.00
  Beginning of Period                           $12.4515 $11.5582 $12.2957 $12.2225 $14.6286 $16.2128
  End of Period                        $12.4515 $11.5582 $12.2957 $12.2225 $14.6286 $16.2128 $18.5504
International Stock
 Account
  May 1
   Commencement                                                   $  10.00
  Beginning of Period                                                      $ 9.8622 $10.8333 $12.2756
  End of Period                                                   $ 9.8622 $10.8333 $12.2756 $12.5034
Socially Responsible
 Account
  May 1
   Commencement                                                   $  10.00
  Beginning of Period                                                      $ 9.9692 $12.7827 $14.2222
  End of Period                                                   $ 9.9692 $12.7827 $14.2222 $16.8728
Equity-Income Account
  May 1
   Commencement                                                   $  10.00
  Beginning of Period                                                      $10.4780 $13.9856 $15.7898
  End of Period                                                   $10.4780 $13.9856 $15.7898 $19.9854
Small Cap Account
  May 1
   Commencement                                                   $  10.00
  Beginning of Period                                                      $10.3818 $13.2713 $15.2861
  End of Period                                                   $10.3818 $13.2713 $15.2861 $17.6322
Pending Allocation
 Account
  October 15
   Commencement                                                   $  10.00
  Beginning of Period                                                      $10.1054 $10.6938 $11.2772
  End of Period                                                   $10.1054 $10.6938 $11.2772 $11.8940

           NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD

                       1989  1990   1991    1992     1993      1994      1995      1996     1997
                       ---- ------ ------- ------- --------- --------- --------- --------- -------
Index Account            0  72,405 296,075 836,187 1,526,878 1,929,447 2,395,545 3,057,792 138,498
Growth I Account                     5,166 317,275 1,340,146 3,071,862 4,459,417 5,843,047 244,513
Growth II Account                   53,904 566,562 1,242,216 1,733,360 2,191,475 2,541,938  97,067
Asset Manager Account               36,645 462,405 2,232,731 4,369,937 4,882,920 5,447,414 205,657
Balanced Account                    13,453 282,439   673,424 1,041,814 1,294,883 1,545,581  58,259
Socially Responsible
 Account                                                        26,073   133,871   328,168   8,750
Equity-Income Account                                          320,659 1,529,172 2,997,007 133,230
International Stock
 Account                                                       354,936   803,485 1,588,914  80,413
Small Cap Account                                              400,376 1,461,575 3,032,803 166,025
Pending Allocation
 Account                                                        11,980    21,372    35,465     485

  Number of Fund Shares held by each of the corresponding Sub-Accounts as of December 31st of each year

                          1989  1990   1991    1992     1993      1994      1995      1996     1997
                          ---- ------ ------- ------- --------- --------- --------- --------- -------
Dreyfus Stock Index Fund    0  58,271 241,984 703,885 1,611,415 2,070,026 2,613,187 3,424,850 160,423
Fidelity's Variable In-
 surance
 Products Fund:
 Growth Portfolio           0       0   3,399 211,238   900,965 2,170,399 3,130,382 4,358,634 186,701
American Century Vari-
 able
 Portfolios, Inc.:
 VP Capital Appreciation    0       0  72,384 756,506 1,642,987 2,264,937 2,832,766 3,653,828 141,021
Fidelity's Variable In-
 surance
 Products Fund II:
 Asset Manager Portfolio    0       0  31,429 412,427 2,060,497 4,183,403 4,717,794 5,557,982 235,035
American Century Vari-
 able
 Portfolios, Inc.:
 VP Balanced                0       0  27,075 568,960 1,364,740 2,137,066 2,691,551 3,324,693 131,157
Calvert Social Balanced
 Portfolio                  0       0       0       0         0   180,421 1,005,155 2,631,922  74,492
Fidelity's Variable In-
 surance
 Products Fund:
 Equity-Income Portfolio    0       0       0       0         0   218,939 1,110,190 2,251,100 109,665
T. Rowe Price Interna-
 tional Stock
 Portfolio                  0       0       0       0         0   343,942   773,288 1,543,703  78,920
Dreyfus Variable Invest-
 ment Fund:
 Small Cap Portfolio        0       0       0       0         0   113,847   420,623   890,516  51,232
Fidelity's Variable In-
 surance Products Fund:
 Money Market Portfolio     0       0       0       0         0   121,067   228,610   399,944   5,765

                              FINANCIAL STATEMENTS

  The financial statements of the Variable Investment Division and of UNUM/America may be found in the Statement of Additional Information.

   UNUM/AMERICA, LINCOLN LIFE, THE VARIABLE INVESTMENT DIVISION AND THE FUNDS

                     UNUM LIFE INSURANCE COMPANY OF AMERICA

  UNUM/America is a life insurance company originally chartered under Maine law in 1966 as Unionmutual Stock Life Insurance Company of America. On November 18, 1986, its name was changed it to UNUM Life Insurance Company of America. On December 31, 1991, was merged with UNUM Life Insurance Company and UNUM Pension and Insurance Company, with the surviving company being UNUM Life Insurance Company of America ("UNUM/America"). UNUM/America's principal executive offices are located at 2211 Congress Street, Portland, Maine 04122. UNUM /America's telephone number is (207)770-2211. UNUM/America provides a broad line of disability, health and life insurance products, in addition to group retirement products. UNUM/America is currently licensed to issue variable contracts in 49 states and the District of Columbia. Administrative services necessary for the operation of the Variable Investment Division and the Contracts are currently provided by The Lincoln National Life Insurance Company. See "Deductions and Charges--Annual Administration Charge."

  UNUM/America is a subsidiary of UNUM Holding Company and its wholly-owned parent company, UNUM Corporation. UNUM Corporation was organized under Delaware law on January 11, 1985. UNUM Corporation is a publicly-owned company whose stock is traded on the New York Stock Exchange.

     ACQUISITION AGREEMENT WITH THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

  On October 1, 1996 (the "Closing Date"), UNUM/America completed the sale of its tax-sheltered annuity business to The Lincoln National Life Insurance Company ("Lincoln Life"), pursuant to an acquisition agreement with Lincoln Life (the "Acquisition Agreement"). Under the Acquisition Agreement, Lincoln Life assumed UNUM/America's obligations under the Contracts and Lincoln Life & Annuity Company of New York ("Lincoln-NY") assumed UNUM/America's obligations under the New York Contracts (other than those obligations to Contractholders and/or Participants who neither consented nor were deemed to have consented to the assumption).

  Lincoln Life is a stock life insurance company incorporated under the laws of Indiana on June 12, 1905. Lincoln Life is principally engaged in offering life insurance policies and annuity policies, and ranks among the largest United States stock life insurance companies in terms of assets and life insurance in force. Lincoln Life is also one of the leading life reinsurers in the United States. Lincoln Life is licensed in all states (except New York) and the District of Columbia, Guam, and the Virgin Islands.

  Lincoln Life is wholly owned by Lincoln National Corporation ("LNC"), a publicly held insurance holding company incorporated under Indiana Law on January 5, 1968. The principal office of Lincoln Life is located at 1300 South Clinton Street, Fort Wayne, Indiana 46801. The principal office of LNC is located at 200 East Berry Street, Fort Wayne, Indiana 46802. Through subsidiaries, LNC engages primarily in the issuance of life insurance and annuities, property-casualty insurance, and other financial services.

  UNUM/America and Lincoln Life have notified Contractholders and/or Participants regarding the assumption of their Contracts (other than New York Contracts) by Lincoln Life or, in the case of the New York Contracts, by Lincoln-NY. If the Contractholder opted out of the assumption (or refused to consent where affirmative consent was required), UNUM/America will remain as the insurer of the Contract and Participants under that Contract will not be given the opportunity to have their certificates assumed by Lincoln Life. Whether or not a Contract was assumed by Lincoln Life, it is administered by Lincoln Life. If, under a Contract some Participants did opt out and some did not, the Contract was bifurcated--one Contract has UNUM/America as the insurer and the other has Lincoln Life as the insurer (or, for the New York Contracts, Lincoln-NY). Both Contracts, however, are administered by Lincoln Life.

  Currently, the Lincoln Life and Lincoln-NY separate accounts invest in the underlying Funds that are available through the Sub-Accounts of UNUM/America's Variable Investment Division, but there can be no assurance that such Funds will always be made available through the Lincoln Life and Lincoln-NY Separate Accounts.

                  LINCOLN FINANCIAL ADVISORS CORPORATION

  Lincoln Financial Advisors Corporation ("LFA"), a registered broker-dealer, is the principal underwriter of the Contracts. As such, LFA will be offering the Contracts and performing all duties and functions that are necessary and proper for distribution of the Contracts. LFA also may enter into sales agreements with independent broker-dealers for the sale of the Contracts. LFA may pay sales commissions to broker-dealers up to an amount equivalent to 3.5% of Contributions under a Contract. LFA's principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802. LFA, as a broker-dealer, will do business in the state of Texas under the name LNC Equity Sales Corporation.



                        THE VARIABLE INVESTMENT DIVISION

  On December 31, 1991, pursuant to the merger of UNUM Life Insurance Company and UNUM Pension and Insurance Company into UNUM/America, the Variable Investment Division was transferred intact to UNUM/America. Prior to that, on July 8, 1988, the Board of Directors of UNUM Life Insurance Company authorized the establishment of the Variable Investment Division called the TSAVA Separate Account in accordance with the Maine Insurance Code. On February 7, 1991, the

Board of Directors of UNUM Life Insurance Company expanded the scope of the Variable Investment Division and changed its name to the VA-I Separate Account. Under Maine law, the funds in the Variable Investment Division are owned by UNUM/America and UNUM/America is not, nor can UNUM/America be, a trustee with respect to those funds. The Variable Investment Division is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of either the Variable Investment Division or UNUM/America by the SEC.

  The Variable Investment Division currently consists of nine Sub-Accounts. The Sub-Accounts invest in shares of the Funds. Therefore, the investment experience of the Sub-Accounts depends on the performance of the Funds.

  The income, gains and losses, realized or unrealized, from assets allocated to the Variable Investment Division are credited to or charged against the Variable Investment Division, without regard to other income, gains or losses in UNUM/America's general account or any other separate account. The Contract provides that the assets of the Variable Investment Division may not be charged with liabilities arising out of any other business of UNUM/America. UNUM/America may accumulate in the Variable Investment Division proceeds from charges under the Contract and other amounts in excess of the Variable Investment Division assets representing Contract reserves and liabilities. UNUM/America is the issuer of the Contracts and the obligations set forth therein, other than those of the Contractholder or the Participant, are UNUM/America's. As noted previously, however, UNUM/America has entered into an agreement providing for the assumption of UNUM/America's obligations under the New York Contracts (other than the New York Contracts) by Lincoln Life or, in the case of the New York Contracts, by Lincoln-NY. See "Acquisition Agreement With The Lincoln National Life Insurance Company."

                                   THE FUNDS

  The nine Sub-Accounts invest directly in nine corresponding Funds. Each of these Funds was formed as an investment vehicle for insurance company separate accounts. The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other portfolios.There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

  Information about each of the Funds, including their investment objectives and investment management, is contained below. Additional information about the Funds, their investment policies, risks, fees and expenses and all other aspects of their operations, can be found in the prospectuses for the Funds, which should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVE. Additional copies of the Funds' prospectuses, as well as their Statements of Additional Information, can be obtained directly from each of the Funds without charge by writing to the particular Funds at the addresses noted on the front of the Fund prospectus. Shares of the Funds are sold not only to the Sub-Accounts but also to variable annuity and variable life separate accounts of other insurance companies. For a disclosure of possible conflicts involved in the Sub-Accounts investing in Funds that are so offered, see the applicable Fund prospectus.

  On the effective date of a Participant's transfer to Lincoln Life, the Participant's Account balance in the Variable Investment Division will be transferred to a Lincoln Life separate account. For Participants under the New York Contracts, the Account balances will be transferred to a Lincoln-NY separate account. UNUM/America and Lincoln Life intend that the Lincoln Life separate account and the Lincoln-NY separate account will each have nine Sub-Accounts which will invest in the same nine Funds currently offered by UNUM/America's Variable Investment Division. Any deletion of Funds or substitution of different Funds would require regulatory approval. Additional Funds may nevertheless be added or deleted in the future.

  All dividend and capital gain distributions of the Funds are automatically reinvested in shares of the distributing Funds at their net asset value on the date of distribution.

                            DREYFUS STOCK INDEX FUND

  Dreyfus Stock Index Fund is an open-end, non-diversified management investment company known as an index fund. Its goal is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

  The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, acts as the Fund manager and Mellon Equity Associates, an affiliate of Dreyfus located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, is the Fund index manager.

       CALVERT SOCIAL BALANCED PORTFOLIO OF CALVERT VARIABLE SERIES

CALVERT SOCIAL BALANCED PORTFOLIO: The Calvert Social Balanced Portfolio seeks total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds, and money market instruments which offer income and growth opportunity and which satisfy the social concern criteria established for the Portfolio. Shares of the Portfolio are offered only to insurance companies for allocation to certain of their variable accounts.

  Calvert Asset Management Company, Inc. located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, serves as the Portfolio's investment advisor.

          THE SMALL CAP PORTFOLIO OF DREYFUS VARIABLE INVESTMENT FUND

  Dreyfus Variable Investment Fund is an open-end, diversified management investment company.

THE SMALL CAP PORTFOLIO: The Portfolio seeks to maximize capital appreciation. The Small Cap Portfolio seeks out companies that The Dreyfus Corporation believes have the potential for significant growth. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in companies with market capitalization of less than $1.5 billion, at the time of purchase, both domestic and foreign, which the Portfolio believes to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisitions.

  The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's investment adviser.

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (VIP): VIP EQUITY-INCOME PORTFOLIO,
            VIP GROWTH PORTFOLIO AND VIP MONEY MARKET PORTFOLIO

VIP EQUITY-INCOME PORTFOLIO: The Portfolio seeks reasonable income by investing at least 65% of its total assets in income-producing securities. The Portfolio has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds.

VIP GROWTH PORTFOLIO: The Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

VIP MONEY MARKET PORTFOLIO: The Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. For more information regarding the Portfolio, into which initial Contributions are invested pending UNUM/America's receipt of a complete order, please see the "Initial Contributions" section.

  Fidelity Management & Research Company ("FMR") is the manager of the VIP Equity-Income Portfolio, the VIP Growth Portfolio and the VIP Money Market Portfolio and is located at 82 Devonshire Street, Boston, Massachusetts 02109.

 FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (VIP II): VIP II ASSET MANAGER
                                 PORTFOLIO

VIP II ASSET MANAGER PORTFOLIO: The Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

  FMR is the manager of the Portfolio and is located at 82 Devonshire Street, Boston, Massachusetts 02109. FMR or its affiliate may compensate Lincoln Life or its affiliate for administrative, distribution, or other services. That compensation would be based on assets of Fidelity Funds attributable to the Contracts and to certain other contracts issued or administered by Lincoln Life and its affiliates.

  AMERICAN CENTURY VP CAPITAL APPRECIATION AND AMERICAN CENTURY VP BALANCED OF
                AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

AMERICAN CENTURY VP CAPITAL APPRECIATION: The Portfolio seeks capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

AMERICAN CENTURY VP BALANCED: The Portfolio seeks capital growth and current income. Its investment team intends to maintain approximately 60% of the portfolio's assets in common stocks that are considered by its manager to have better than average prospects for appreciation and the balance in bonds and other fixed income securities.

  American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc. which also manages the American Century Family of mutual funds. American Century Investment Management, Inc. has its principal place of business at 4500 Main Street, Kansas City, Missouri 64111.

  Lincoln Life or its affiliate may perform certain administrative or other services that would otherwise be performed by American Century Services Corporation, and American Century Investment Management, Inc. may pay Lincoln Life or its affiliate for such services. Such compensation would be based on assets of the American Century Funds attributable to the Contracts and certain other contracts issued by Lincoln Life and its affiliates.

   INTERNATIONAL STOCK PORTFOLIO OF T. ROWE PRICE INTERNATIONAL SERIES, INC.

INTERNATIONAL STOCK PORTFOLIO: The International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

  The Series is managed by Rowe Price-Fleming International, Inc., one of America's largest international no load mutual fund managers with approximately $30 billion under management as of December 31, 1997, from its offices in Baltimore, London, Tokyo, Hong Kong, Singapore, and Buenos Aires.

                              CONTRACT PROVISIONS

                                    GENERAL

  UNUM/America has designed these Contracts for Employers and other entities to enable Participants and Employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (the "Code"): 401(a), 403(b), 408, 457 and other related Sections as well as for programs offering non-qualified annuities. For Plans that have allocated rights to the Participant, UNUM/America will issue to each Participant a separate Active Life Certificate that describes the basic provisions of the Contract to each Participant.

                        CONTRIBUTIONS UNDER THE CONTRACT

  Generally, under the Contracts, Contractholders forward Contributions to UNUM/America for investment. Depending on the Plan, the Contributions may consist of salary reduction Contributions, Employer Contributions or post-tax Contributions. Lincoln Life administers the Contracts including, among other services, processing Contributions (which may be temporarily maintained in Lincoln Life's general account) and withdrawals.

  Contributions may accumulate on either a guaranteed or variable basis depending upon the Divisions available under the Contract and/or the Division in which the Contributions are deposited. Contributions to the Guaranteed Interest Division become part of UNUM/America's General Account and are guaranteed a minimum rate of interest.

  UNUM/America will also declare in advance a guaranteed interest rate which will be effective for all amounts in the Participant's Account balance in the Guaranteed Interest Division during the designated year. This rate will never be less than the minimum rate of interest. UNUM/America may also declare in advance separate interest rate guarantees which are in excess of the guaranteed interest rate for some or all of the Participant's Account balance in the Guaranteed Interest Division for specific period(s) during the designated year. UNUM/America assumes the risk of investment gain or loss on contributions to the Guaranteed Interest Division. See "Guaranteed Interest Division." Contributions to the Variable Investment Division are credited with a rate of return dependent upon the investment experience of the Sub-Accounts in which the Contributions are invested.

  Contributions by Participants may be in any amount unless there is a minimum amount set by the Contractholder or Plan. A Contract may require the Contractholder to contribute a minimum annual amount on behalf of all Participants. Annual Contributions under Qualified Plans may be subject to maximum limits imposed by the Code. Annual Contributions under non-qualified plans may be limited by the terms of the Contract. In the Statement of Additional Information see "Tax Law Considerations" for a discussion of these limits. Subject to any restrictions imposed by the Plan or the Code, transfers from other Contracts and qualified rollover Contributions will be accepted.

  Section 830.205 of the Texas Education Code provides that Employer or state Contributions (other than salary reduction Contributions) on behalf of Participants in the Texas Optional Retirement Program ("ORP") vest after one year of participation in the program. UNUM/America will return Employer Contributions to the Contractholder for those employees who terminate employment in all Texas institutions of higher education before becoming vested. During this first participation year in the ORP, ORP Participants may only direct Employer and state Contributions to the Guaranteed Interest Division.

  Contributions must be in United States funds unless UNUM/America agrees in writing to accept other currencies. Any non-US funds will be converted to U.S. funds. All withdrawals and distributions under this Contract will be in U.S. funds. If a bank or other financial institution does not honor the check or other payment method constituting a Contribution, UNUM/America will treat the Contribution as invalid. All allocation and subsequent transfers resulting from the invalid Contributions shall be reversed and the party responsible for the invalid Contribution shall reimburse UNUM/America for any losses or expenses resulting from the invalid Contribution.

                             INITIAL CONTRIBUTIONS

  The initial Contribution for a Participant will be credited to the Participant's Account no later than two Business Days after it is received by UNUM/America if it is preceded or accompanied by a completed enrollment form containing all the information necessary for processing the Participant's Contribution. If UNUM/America does not receive a complete enrollment form, UNUM/America will notify the Contractholder or the Participant that UNUM/America does not have the necessary information to process the Contribution. If the necessary information is not provided to UNUM/America within five (5) Business Days after UNUM/America first receives the initial Contribution, UNUM/America will return the initial Contribution less any withdrawal(s) by the Participant or by the Contractholder, unless the Participant or the Contractholder specifically consents to UNUM/America retaining the Contribution until the enrollment form is made complete.

  Notwithstanding the above, when the Contract includes language regarding the "Pending Allocation Account", the following shall apply: Where state approval has been obtained, if UNUM/America receives Contributions which are not accompanied by a properly completed Enrollment Form, UNUM/America will notify the Contractholder of that fact and deposit the Contributions to the Pending Allocation Account, unless such Contributions are designated to another Account in accordance with the Plan. Within two business days of receipt of a properly completed Enrollment Form, the Participant's Account balance in the Pending Allocation Account will be transferred in accordance with the allocation percentages elected on the Enrollment Form. All future Contributions will also be allocated in accordance with these percentages until such time as the Participant may notify UNUM/America of a change. If a properly completed Enrollment Form is not received after three monthly notices have been sent, the Participant's Account balance in the

Pending Allocation Account will be refunded to the Contractholder within 105 days of the date of the initial Contribution. The Pending Allocation Account invests in Fidelity's Variable Insurance Products Fund: Money Market Portfolio and is not available as an investment option under the group annuity contract. Mortality & Expense Risk Charges and the Annual Administration Charge do not apply to this Account. These charges will be applicable upon receipt of a properly completed Enrollment Form and the Participant's Contract Participation Date will be the date money was deposited in the Pending Allocation Account.

                          ALLOCATION OF CONTRIBUTIONS

  A Participant must designate in writing, subject to the Plan, the percent of their Contribution which will be allocated to each Division and to each Sub-Account available under their Contract. The Contributions allocation percentage to the Guaranteed Investment Division or any Sub-Account can be in any whole percent. A Participant whose Employer offers two or more UNUM/America Contracts for the same type of Qualified or Non-Qualified Plans may allocate Contributions to a maximum of ten Sub-Accounts and THE Guaranteed Interest Division. Participants, subject to the terms of the Plan, may change the allocation of Contributions by notifying UNUM/America in writing or by telephone in accordance with procedures published by UNUM/America. Telephone requests for allocation changes follow the same verification of identity rules as for Transfers. (See "Telephone Transfers.") When UNUM/America receives a notice in writing, the form must be acceptable to UNUM/America. Upon receipt by UNUM/America, the change will be effective for all Contributions received concurrently with the allocation change form and for all future Contributions, unless a later date is requested. Changes in the allocation of future Contributions have no effect on amounts a Participant may have already contributed. Such amounts, however, may be transferred between Divisions and Sub-Accounts pursuant to the requirements described in "Transfers between Divisions and Sub-Accounts." Allocations of employer contributions may be restricted by the applicable plan.

                            SUBSEQUENT CONTRIBUTIONS

  The Contractholder will forward Contributions to UNUM/America specifying the amount being contributed on behalf of each Participant. The Contractholder must send Contributions and provide such allocation information in accordance with procedures established by UNUM/America. The Contributions shall be allocated among the Guaranteed Interest Division and the Variable Investment Division in accordance with the Contractholder's or the Participant's written instructions as described above in "Allocation of Contributions."

                          INVESTMENT OF CONTRIBUTIONS

  Contributions are invested as of the date of receipt at UNUM/America, provided that they are received on a Business Day and allocation information is provided in a form acceptable to UNUM/America in accordance with procedures established by UNUM/America. Contributions on behalf of a Participant which are allocated to the Variable Investment Division will be credited with Accumulation Units as of that date. A Participant's interest in the Variable Investment Division during the Accumulation Period is the value of the Participant's Accumulation Units in the Variable Investment Division. Upon payment of a Contribution, the number of Accumulation Units credited to a Participant's Account in a Sub-Account is calculated by dividing the Contribution allocated to the Sub-Account by the dollar value of an Accumulation Unit next determined after receipt of the Contribution. The number of Accumulation Units purchased will not vary as a result of any subsequent fluctuations in the Accumulation Unit Value. The Accumulation Unit Value, of course, fluctuates with the investment performance of the underlying Fund and also reflects deductions and charges made against the Variable Investment Division.

                   DETERMINATION OF ACCUMULATION UNIT VALUE

  Contributions allocated to the Variable Investment Division are converted into Accumulation Units. This is done by dividing each Contribution by the value of an Accumulation Unit for the Valuation Period during which the Contribution is allocated to the Variable Investment Division. The Accumulation Unit Value for each Sub-Account was or will be established at the inception of the Sub-Account. It may increase or decrease from Valuation Period to Valuation Period. The Accumulation Unit Value for a Sub-Account for a later Valuation Period is determined as follows:

    (a) The total value of Fund shares held in the Sub-Account is calculated by multiplying the number of shares by the net asset value at end of the Valuation Period, and adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period; minus

    (b) The liabilities of the Sub-Account at the end of the Valuation Peri-od; these liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by UNUM/America that it determines result from the operations of the Variable Investment Division; and

    (c) The result of (b) is divided by the number of Accumulation Units out-standing at the beginning of the Valuation Period.

The daily charges imposed on a Sub-Account for any Valuation Period are equal to the mortality and expense risk charge for the number of calendar days in the Valuation Period.

  The Participant's Account balance is equal to the sum of the Participant's Account balances in both the Variable Investment Division and the Guaranteed Interest Division.

                 TRANSFERS BETWEEN DIVISIONS AND SUB-ACCOUNTS

  During the Accumulation Period and subject to the terms of the Plan, transfers may be made of all or part of a Participant's Account balance in any Division or Sub-Account to another Sub-Account or Division. Transfers will not change the allocation of future Contributions to the Divisions and Sub-Accounts. UNUM/America does not require that any minimum amount be transferred. To effect a transfer, UNUM/America must receive a written transfer request in a form acceptable to UNUM/America.

  Transfers to or from the Variable Investment Division are made using the Accumulation Unit Value next computed following UNUM/America's receipt of the written transfer request.

            TELEPHONE TRANSFERS BETWEEN DIVISIONS AND SUB-ACCOUNTS

  UNUM/America may accept telephone transfers from Participants when this is allowed by the Contractholder. In order to prevent unauthorized or fraudulent transfers, UNUM/America will require a Participant to provide certain identifying information before UNUM/America will act upon their instructions. UNUM/America may also assign the Participant a Personal Identification Number
(PIN) to serve as identification. UNUM/America will not be liable for following telephone instructions it reasonably believes are genuine. Telephone transfer requests may be recorded and written confirmation of all transfer requests will be mailed to the Participant or Contractholder on the next Business Day. Telephone transfers will be processed on the Business Day that they are received when they are received at the UNUM/America Home Office before 4:00 P.M. ET. If the Participant or Contractholder determines that a transfer has been made in error, the Participant or Contractholder must notify UNUM/America within 30 days of the confirmation notice date. See "Contract Provisions, Transfers between Divisions and Sub-Accounts."

                                  WITHDRAWALS

  During the Accumulation Period and subject to the terms of the Plan, withdrawals may be made from either or both Divisions of all or part of the Participant's Account balance in a Division or Sub-Account remaining after deductions for any applicable (1) CDSC; (2) Annual Administration Charge (imposed on Total Withdrawals), (3) premium taxes, and (4) outstanding loan including loan security. Annuity Conversion Amounts are not considered withdrawals. See "Annuity Period, Annuities: General."

  All withdrawal requests must indicate the amount to be withdrawn and be submitted in a form acceptable to UNUM/America. If the request does not specify the Sub-Accounts and/or the Divisions from which the withdrawal is to be made, the withdrawal will be made pro rata based on balances in the Sub-Accounts and the Guaranteed Interest Division. UNUM/America does not require that any minimum amount be withdrawn. Telephone withdrawal requests are not available.

  Withdrawals from the Variable Investment Division are made by reducing the Participant's number of Accumulation Units in the applicable Sub-Account. In determining the number of Accumulation Units to be reduced, UNUM/America uses the Accumulation Unit Value next computed after UNUM/America's receipt of the written withdrawal request.

  Payment of all Variable Investment Division withdrawal amounts will be made, within the time period allowed under current Federal law but in no case later than seven days, after receipt by UNUM/America of the withdrawal request in a form acceptable to UNUM/America. See "Market Emergencies."

                               TOTAL WITHDRAWALS

  A Total Withdrawal can only be made by a Participant who has no outstanding loans under the Contract. A Total Withdrawal of a Participant's Account will occur when (a) the Participant or Contractholder requests the liquidation of the Participant's entire Account balance, or (b) the amount requested plus any CDSC results in a remaining Participant's Account balance of less than or equal to the Annual Administration Charge, in which case the request is treated as if it were a request for liquidation of the Participant's entire account balance.

  Any Active Life Certificate must be surrendered to UNUM/America when a Total Withdrawal occurs. If a Contractholder resumes Contributions on behalf of a Participant after a Total Withdrawal, the Participant will receive a new Participation Date and Active Life Certificate.

  A Participant refund under the free-look provisions is not considered a Total Withdrawal.

                              PARTIAL WITHDRAWALS

  A Partial Withdrawal of a Participant's Account will occur when less than a Total Withdrawal is made from a Participant's Account.

                          SYSTEMATIC WITHDRAWAL OPTION

  Participants who are at least age 59 1/2, are separated from service from their employer, or are disabled, and certain spousal beneficiaries and alternate payees who are former spouses, may be eligible for a Systematic Withdrawal Option ("SWO") under the Contract. Under the SWO a Participant may elect to withdraw either a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period, or a flat dollar amount withdrawn on a periodic basis. Payments are made only from the Guaranteed Interest Account. A Participant must have a vested pre-tax account balance of at least $10,000 in order to select the SWO. A Participant may transfer amounts from the Variable Investment Division to the Guaranteed Interest Division in order to support SWO payments. These transfers, however, are subject to the transfer restrictions described in this Prospectus and/or imposed by any applicable Plan. A one-time fee of up to $30 may be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, including applicable fees and charges, is available in the Contracts and Active Life Certificates as well as from UNUM/America.

                          MAXIMUM CONSERVATION OPTION

  Under certain Contracts participants who are at least age 70 1/2 may request that UNUM/America calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10), 408(a) or 457(d) of the Code. The Participant must complete forms as required by UNUM/America in order to elect this option. UNUM/America will base its calculation solely on the Participant's Account Value with UNUM/America. Participants who select this option are responsible for determining the minimum distributions amount applicable to their non-UNUM/America Contracts.

                            WITHDRAWAL RESTRICTIONS

  Withdrawals under Section 403(b) Contracts are subject to the limitations under Section 403(b)(11) of the Code and regulations thereof and in any applicable Plan document. That section provides that salary reduction Contributions deposited and earnings credited on any salary reduction Contributions after December 31, 1988 may only be withdrawn if the Participant has (1) died; (2) become disabled; (3) attained age 59 1/2; (4) separated from service; or (5) incurred a hardship. Amounts accumulated in one Section 403(b)(1) contract may be transferred to another Section 403(b)(1) contract or
Section 403(b)(7) custodial account without a penalty under the Code. If amounts accumulated in a Section 403(b)(7) custodial account are deposited in a Contract, such amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction Contributions under the Contracts. For more information on these provisions see "Federal Income Tax Considerations."

  Withdrawal requests for a Participant under Section 457(b) Plans and Plans subject to Title I of ERISA must be authorized by the Contractholder on behalf of a Participant. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of the Participant's Account balance which is available for distribution to the Participant. Withdrawal requests for Section 457(f) Plans must be requested by the Contractholder.

  As required by Section 830.105 of the Texas Education Code, withdrawal requests by Participants in the Texas Optional Retirement Program ("ORP") are only permitted in the event of (1) death; (2) retirement; (3) termination of employment in all Texas institutions of higher education; or (4) attainment of age 70 1/2. A Participant in an ORP Contract is required to obtain a certificate of termination from the Participant's Employer before a withdrawal request can be granted.

  For withdrawal requests (other than transfers to other investment vehicles), by Participants under Plans not subject to Title I of ERISA and non-457 Plans, the Participant must certify to UNUM/America that one of the events listed in the Code has occurred (and provide supporting information, if requested) and that UNUM/America may rely on such representation in granting such withdrawal request. See "Federal Income Tax Considerations." A Participant should consult their tax adviser as well as review the provisions of their Plan before requesting a withdrawal.

  In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

  Early withdrawals, as defined under Section 72(q) and 72(t) of the Code, may be subject to a ten percent excise tax.

                                 DEATH BENEFITS

  The payment of death benefits will be governed by the provisions of the applicable Plan and the Code. In the event of the death of a Participant during the Accumulation Period, UNUM/America will pay the Beneficiary, if one is living, or the Plan the greater of the following amounts:

    (1) The Net Contributions, or

    (2) The Participant's Account balance less any outstanding loan (includ-ing principal and due and accrued interest), as of the date of notifica-tion.

  If UNUM/America is not notified of the Participant's death within six months of such death, the Beneficiary will receive the Death Benefit amount described in paragraph (2).

  A Beneficiary may elect to have the Death Benefit (1) paid as a lump sum, (2) converted to a Payout Annuity or (3) as a combination of a lump sum payment and a Payout Annuity.

  UNUM/America will calculate the Death Benefit as of the end of the Valuation Period during which it receives both satisfactory notification of the Participant's death and an election of a form of Death Benefit (as described below). Payment of a lump sum election will be made within the time period prescribed by Federal law but in no case later than seven days following such calculation. Payment of an annuity option will be paid in accordance with the provisions regarding annuities. See "Annuity Period." If no election is made within sixty days following UNUM/America's receipt of satisfactory notice of the Participant's death, the Death Benefit will be paid in the form of a lump sum payment and will be calculated as of the end of the Valuation Period during which that sixtieth day occurs (and payment will be made within the time period prescribed by Federal law but in no case later than seven days after such calculation date).

  Satisfactory proof of death may consist of: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death; or any other proof satisfactory to UNUM/America.

  Notwithstanding the above, if the Beneficiary is someone other than the spouse of the deceased Participant, the Code provides that the Beneficiary may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the Participant's death. If a non-spousal Beneficiary elects to receive payment in a single lump sum, the Code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the Participant's death.

  If the Beneficiary is the surviving spouse of the deceased Participant, distributions are not required under the Code to begin earlier than December 31st of the calendar year in which the Participant would have attained age 70 1/2. If the surviving spouse dies before the date distributions commence, then, for purposes of determining the date distributions to the Beneficiary must commence, the date of death of the surviving spouse is substituted for the date of death of the Participant.

  If there is no living named Beneficiary on file with UNUM/America at the time of a Participant's death and unless the Plan directs otherwise, UNUM/America will pay the Death Benefit to the Participant's estate in the form of a lump sum payment, upon receipt of satisfactory proof of the Participant's death, but only if such proof of death is received by UNUM/America no later than the end of the fourth calendar year following the year of the Participant's death. In such case, valuation of the Death Benefit will occur as of the end of the Valuation Period during which due proof of death is received by UNUM/America, and the lump sum Death Benefit will be paid within the time period prescribed by Federal law but in no case later than seven days of that date.

                             DEDUCTIONS AND CHARGES

  UNUM/America will deduct the charges described below to cover costs and expenses, services provided and risks assumed under the Contracts. UNUM/America incurs certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the CDSC may not fully cover all of the sales and distribution expenses actually incurred by UNUM/America, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

                CHARGES AGAINST THE VARIABLE INVESTMENT DIVISION

MORTALITY AND EXPENSE RISK CHARGES

  Certain charges will be assessed as a percentage of the value of the net assets of the Variable Investment Division to compensate UNUM/America for risks assumed in connection with the Contracts.

  UNUM/America deducts from the net assets of the Variable Investment Division a daily charge of 1.20% on an annual basis.

  This charge is assessed both during the Accumulation Period and the Annuity Period although, during the Annuity Period, UNUM/America will bear no mortality risk with respect to the Annuity Options that do not involve life contingencies. This amount is intended to compensate UNUM/America for certain Mortality and Expense Risks UNUM/America assumes in operating the Variable Investment Division and for providing services to the Participant. The total charge may not be altered.

  The Expense Risk is the risk that UNUM/America's actual expenses in issuing and administering the Contract will be more than UNUM/America estimated. The Mortality Risk borne by UNUM/America arises from the chance that UNUM/America's actuarial estimate of mortality rates during the Annuity Period, as guaranteed in the Contract, may prove erroneous and that an Annuitant may live longer than expected. This contractual guarantee assures that neither an Annuitant's own longevity nor an improvement in life expectancy generally will have any adverse effect under the Contracts. In addition, UNUM/America bears the Mortality Risk that it guarantees to pay a Death Benefit that may be higher than the Participant's Account balance upon the death of the Participant prior to the Annuity Period.

                         CHARGES AGAINST THE CONTRACTS

  The charges that UNUM/America assesses in connection with the Contracts are described below.

ANNUAL ADMINISTRATION CHARGE

  UNUM/America provides many administrative functions in connection with the Contracts, including receiving and allocating Contributions in accordance with the Contracts, making annuity payments when they become due, and preparing and filing all reports required to be filed by the Variable Investment Division. In addition, UNUM/America provides Participants with Account statements and accounting services that keep track of pre-tax monies, employee and Employer monies, vested Account balances and rollover or transferred monies.

  In consideration for these administrative services, UNUM/America currently deducts $25 (or the balance of the Participant's Account if less) per year from each Participant's Account balance on the last Business Day of the month in which a Participation Anniversary occurs. This charge is deducted only during the Accumulation Period. This Annual Administration Charge is also withdrawn from a Participant's Account balance if and when a Participant's Account is totally withdrawn on any date other than the last Business Day of the month in which the Participation Anniversary occurs. The charge may be increased or decreased (subject to any appropriate regulatory approvals).

  The Annual Administration Charge may be reduced or waived for those Participants who are participating under another UNUM/America Contract which imposes an Annual Administration Charge or where UNUM/America's interest costs or expenses are reduced due to the terms of the Contract, economies of scale or administrative assistance provided by the Contractholder. In addition, the Employer has the option of paying the Annual Administration charge on behalf of the Participants under a Contract.

  Under certain Contracts, the Contractholder may also choose to have the Annual Administration Charge paid only by those Participants in the Variable Investment Division. Contracts offering this provision will typically have a declared interest rate in the Guaranteed Interest Division which is lower than under Contracts not offering this provision. For Contracts offering this provision, the Annual Administration Charge will be withdrawn as described in this section.

  Since the Closing Date, Lincoln Life has administered the Contracts on behalf of UNUM/America pursuant to an administrative services agreement. See "Acquisition Agreement with The Lincoln National Life Insurance Company."

PREMIUM TAXES

  Certain states require that a premium tax be paid on contributions to a variable annuity Contract. Others assess a premium tax at the time of annuitization. UNUM/America will deduct any applicable premium tax from the Participant's Account balance at the time required by state law.

CONTINGENT DEFERRED SALES CHARGE

  UNUM/America does not impose a sales charge at the time a Contribution is made to a Participant's Account under the Contract. During the Accumulation Period UNUM/America charges a CDSC in the amount of 6% on all Total or Partial Withdrawals of a Participant's Account balance unless UNUM/America receives, at the time of the withdrawal request, reasonable proof necessary to verify that:
(a) the Participant has attained age 59 1/2; (b) the Participant has died; (c) the Participant has incurred a disability as defined under the Contract; or (d) the Participant has terminated employment with the Employer and is at least 55 years of age.

  The CDSC reimburses UNUM/America for part or all of its expenses related to distributing the Contracts. If the revenues generated by the CDSC are not sufficient to cover UNUM/America's actual costs of distribution, such costs will be paid from UNUM/America's General Account assets, which may include any ultimate profit derived from the mortality and expense risk charge.

  Under certain Contracts, the Contractholder may choose to add "financial hardship" as another event which is not subject to a CDSC. A Contractholder may also choose to eliminate the requirement that a participant must be at least 55 years of age when he terminates employment. Finally, a Contractholder can add a provision to their Contract entitling Participants to withdraw, once each calendar year, up to 20% of their Account balance without the imposition of a CDSC. These contracts which provide additional benefits to Participants may receive a declared guaranteed interest rate which is lower than other contracts not providing these additional benefits.

  The CDSC on any withdrawal may be reduced or eliminated but only to the extent that UNUM/America anticipates that it will incur lower sales expenses or perform fewer sales services due to economies arising from (a) the size of the particular group, (b) an existing relationship with the Contractholder or Employer, (c) the utilization of mass enrollment procedures, or (d) the performance of sales functions by the Contractholder or an Employer which UNUM/America would otherwise be required to perform.

  The CDSC is imposed on the Gross Withdrawal Amount. A Participant may request to receive a specific Net Withdrawal Amount. If the Participant requests a specific Net Withdrawal Amount, the

CDSC will be imposed on a Gross Withdrawal Amount, which after deducting the CDSC, gives the Participant the Net Withdrawal Amount requested. The following example illustrates the formula:

  Participant requests a Net Withdrawal Amount of $100 in their tenth Participation Year. UNUM/America will impose the 6% CDSC on a Gross Withdrawal Amount of $106.38 and the Participant will receive $100. This is the standard procedure for withdrawals.

  The CDSC will be deducted from the Divisions and Sub-Accounts in proportion to amounts withdrawn therefrom. Death Benefit payments and amounts converted to an annuity are not subject to a CDSC. In no event will the CDSC, when added to any CDSC previously imposed due to a Participant withdrawal, exceed 8.5% of the cumulative Contributions to a Participant's Account.

                                 MISCELLANEOUS

  The Variable Investment Division purchases shares from the Funds at net asset value. The net asset value reflects investment management fees and other expenses that have already been deducted from the assets of the Funds. The Funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in each prospectus for the Funds.

                                 ANNUITY PERIOD

                           PAYOUT ANNUITIES: GENERAL

  To the extent permitted by the Plan, the Participant, or the Beneficiary of a deceased Participant, may elect to convert all or part of the Participant's Account balance or the Death Benefit to a Payout Annuity. Payout Annuities are available as either a Guaranteed or Variable Annuity or a combination of both. Annuity payments from a Guaranteed Annuity remain constant throughout the annuity period. Payout Annuities may be maintained in the Variable Investment Division, or, if the Participant so agrees, in a separate account of Lincoln Life ("Variable Payout Division"). No charge will be imposed at the time that the Annuity Conversion Amount is applied to a Variable Payout Division in implementing any Payout Annuity option. The Contract benefits and charges for a Payout Annuity, whether maintained in the Variable Investment Division or in a Variable Payout Division, are as described in this prospectus. The selection of funds available through a Variable Payout Division may, however, differ from the selection of Funds available through the Variable Investment Division. If a Participant's Payout Annuity will be maintained in a Variable Payout Division, a prospectus for the Variable Payout Division will be provided prior to the Annuity Commencement Date. Annuity payments from a Variable Annuity fluctuate depending upon the investment experience of the applicable sub-accounts. Variable Annuity payments are based upon Annuity Unit Values. See "Annuity Payments" below and "Determination of Variable Annuity Payments" in the Statement of Additional Information for more information.

  The Annuity Commencement Date marks the date on which the first annuity payment is made to an Annuitant. For Plans subject to Section 401(a)(9)(B) of the Code, a Beneficiary must select an Annuity Commencement Date that is not later than one year after the date of the Participant's death. A Participant or Contractholder may select any Annuity Commencement Date for the Annuitant which is then reflected in the Retired Life Certificate. However, since an annuity payment is considered a distribution under the Code, selection of an Annuity Commencement Date may be affected by the distribution restrictions under the Code and the minimum distribution requirements under Section 401(a)(9) of the Code. See "Federal Income Tax Considerations." The selection of an Annuity Commencement Date, the annuity option, the amount of the Payout Annuity and whether the amount is to be paid as a Guaranteed or a Variable Annuity must be made by the Participant in writing, in a satisfactory form, and received at least 30 days in advance of the Annuity Commencement Date. After the Annuity Commencement Date an Annuitant may not change either the annuity option or the type (i.e., variable or guaranteed) of Payout Annuity for any amount applied toward the purchase of an annuity.

  The Annuity Conversion Amount is either the Participant's Account balance, or a portion thereof, or the Death Benefit plus interest, as of the Annuity Payment Calculation Date. For a Guaranteed Annuity, the Annuity Commencement Date is typically one month after the Annuity Payment Calculation Date; subsequent payments are at one month intervals from the Annuity Commencement Date. For a Variable Annuity, the Annuity Commencement Date is 10 Business Days after the initial Annuity Payment Calculation Date; subsequent monthly payments have Annuity Payment Calculation Dates which are 10 business days prior. The 10 Business Days are necessary to calculate the amount of the Payout Annuity payments and to mail the checks in advance of their monthly due dates.

  If the Participant's Account balance or the Beneficiary's Death Benefit is less than $2,000 or if the amount of the first scheduled payment is less than $20, the annuity may be cancelled and the Participant or Beneficiary required to accept payment of the entire amount in a lump sum.

                            PAYOUT ANNUITY PAYMENTS

  The amount of each annuity payment will depend upon the Annuity Conversion Amount, The annuity option, the age of the Participant(s) on the initial Annuity Payment Calculation Date, and the length of time from the initial Annuity Payment Calculation Date to the Annuity Commencement Date. Unless otherwise notified, the Participant's Account balance in the Guaranteed Interest Division will be applied toward a Guaranteed Annuity and the Participant's Account balance in the Variable Investment Division toward a Variable Annuity.

  The payment amount for a Guaranteed Annuity is determined by dividing the Participant's Annuity Conversion Amount in the Guaranteed Interest Division as of the initial Annuity Payment Calculation Date by the applicable Annuity Conversion Factor.

  The initial payment amount for a Variable Annuity is determined by dividing the Participant's Annuity Conversion Amount(s) in the applicable Sub-Account(s) as of the initial Annuity Payment Calculation Date by the applicable Annuity Conversion Factor as defined in the Contract. The amounts of subsequent payments vary depending on the investment experience of the sub-account(s) of the Variable Investment Division or of a Variable Payout Division, as applicable, and the interest rate option selected by the Participant. The payment amounts will not be affected by mortality or expense experience and will not be reduced by an Annual Administration Charge. For additional information on the determination of subsequent payment amounts, refer to the Statement of Additional Information, "Determination of Variable Annuity Payments."

                             PAYOUT ANNUITY OPTIONS

  Participants are offered a range of annuity options including, but not limited to, the following:

SINGLE LIFE ANNUITY

  Payments are made monthly during the lifetime of the Annuitant, and the annuity terminates with the last payment preceding death.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10, 15 OR 20 YEARS

  Payments are made monthly during the lifetime of the Annuitant with a monthly payment guaranteed to the Beneficiary for the remainder of the selected number of years, if the Annuitant dies before the end of the period selected. Payments under this annuity option are smaller than a Single Life Annuity without a guaranteed payment period.

JOINT LIFE ANNUITIES

  Payments are made monthly during the joint lifetime of the Annuitant and a designated second person.

NON-LIFE ANNUITIES

  Annuity payments are guaranteed monthly for the selected number of years. While there is no right to make any total or partial withdrawals during the Annuity Period, an Annuitant who has selected this annuity option as a Variable Annuity or a surviving Beneficiary may request at any time during the payment period that the present value of any remaining installments be paid in one lump sum. Such lump sum payment will be treated as a Total Withdrawal during the Accumulation Period and may be subject to a CDSC. See, "Deductions and Charges" and "Federal Income Tax Considerations."

  Under Qualified Plans, any annuity selected must be payable over a period that does not extend beyond the life expectancy of the Participant and the Participant's designated Beneficiary. If the Beneficiary is someone other than the Participant's spouse, the present value of payments to be made to the Participant must be more than 50% of the present value of the total payments to be made to the Participant and the Beneficiary.

  In the event that an Annuitant dies before the end of a designated Annuity period, the Beneficiary, if any, or the Annuitant's estate will receive any remaining payments due under the annuity option in effect.

                       FEDERAL INCOME TAX CONSIDERATIONS

  The following discussion assumes that the Contracts will qualify as annuity Contracts for Federal income tax purposes. The description of the Federal income tax status of amounts received under the Contracts is not exhaustive and is not intended to cover all situations. Contractholders and Participants should seek advice from their tax advisers on a regular basis as to the application of Federal (and, where applicable, state and local) tax laws to amounts received by them or their Beneficiaries under the Contracts. All dollar amounts and percentages stated below are subject to change according to Federal law. With respect to the transfer of Contracts from UNUM/America to Lincoln Life or Lincoln-NY, there will be no adverse tax consequences to Contractholders or participants as a result of the transfer. For additional Federal Income Tax Considerations, please refer to the Statement of Additional Information.

                              NON-QUALIFIED PLANS

  Under a Non-Qualified Plan, an individual may make Contributions to the Contract which are neither tax-deductible or tax deferred. The earnings on the Contributions accumulate on a tax-deferred basis until withdrawn. Non-Qualified Plans investing in annuity Contracts are subject to the Federal taxation rules of Section 72 of the Code.

  The Code does not limit the Participant's contributions to a Section 72 plan. There are no Code restrictions on withdrawals or minimum age when the Participant must begin withdrawals.

  Section 401(a) Plans. Section 401(a) of the Code provides special tax treatment for pension, profit sharing and stock bonus Plans established by employers for their employees. Contributions to a Section 401(a) Plan and any earnings attributable to such Contributions are currently excluded from the Participant's income. Section 401(a) Plans are subject to, among other things, limitations on: maximum contributions, minimum coverage and participation, minimum funding, minimum vesting requirements and distribution requirements. The specific limitations are outlined in the plan document adopted by the employer.

  A Participant who makes a withdrawal from a Section 401(a) program must include that amount in current income. In addition, Section 401(k)(2) of the Code requires that salary reduction

  Contributions made and/or earnings credited on any salary reduction Contributions may not be withdrawn from the Participant's Section 401(k) program prior to the Participant having (1) attained age 59 1/2, (2) separated from service, (3) become disabled, (4) died or (5) incurred a hardship. Hardship withdrawals may not include any income credited after December 31, 1988 that is attributable to any salary reduction Contributions. In addition,
Section 402 of the Code permits
tax-free rollovers from Section 401(a) programs to individual retirement annuities or certain other Section 401(a) programs under certain circumstances.

  Section 403(B) Plans. A Participant who is an employee of a hospital or other tax-exempt organization described in Section 501(c)(3) or 501(e) of the Code may exclude from current earnings amounts contributed to a Section 403(b) program. Under the terms of a Section 403(b) program, an Employer may make Contributions directly to the program on behalf of the Participant, the Participant may enter into a salary reduction agreement with the Participant's Employer authorizing the Employer to contribute a percentage of the Participant's salary to the program and/or the Participant may authorize the Employer to make after tax Contributions to the program. Currently, the Code permits employees to defer up to $10,000 of their income through salary agreements. All Contributions made to the Section 403(b) program are subject to the limitations described in Code Sections 402(g) regarding elective deferral amounts, 403(b)(2) regarding the maximum exclusion allowance, and 415(a)(2) and 415(c) regarding the limitations on annual additions.

  A Participant who makes a withdrawal from their Section 403(b) program must include that amount in current income. In addition, Section 403(b)(11) of the Code requires that salary reduction Contributions made and/or earnings credited on any salary reduction Contributions after December 31, 1988 may not be withdrawn from the Participant's Section 403(b) program prior to the Participant having (1) attained age 59 1/2, (2) separated from service, (3) become disabled, (4) died or (5) incurred a hardship. Hardship withdrawals may not include any income credited after December 31, 1988 that is attributable to any salary reduction Contributions. The Internal Revenue Service has ruled (Revenue Ruling 90-24) that amounts may be transferred between Section 403(b) investment vehicles as long as the transferred funds retain withdrawal restrictions at least as restrictive as that of the transferring investment vehicle. Such transferred amounts are considered withdrawals under the Contract and will be subject to a CDSC, if applicable. See "Deductions and Charges-- Contingent Deferred Sales Charges." In addition, Section 403(b)(8) of the Code permits tax-free rollovers from Section 403(b) programs to individual retirement annuities or other Section 403(b) programs under certain circumstances. Qualified distributions eligible for rollover treatment may be subject to a 20% federal tax withholding depending on whether or not the distribution is paid directly to an eligible retirement plan.

  Section 408 Plans (IRAS). Under current law, individuals may contribute and deduct the lesser of $2,000 or 100% of their compensation to an IRA. The $2,000 is increased to $4,000 when the IRA covers the taxpayer and a non-working spouse . The deduction for Contributions is phased out for individuals who are considered active participants under Qualified Plans and whose Adjusted Gross Income attains a certain level. In 1998, for a single person the $2,000 deduction is available when the taxpayer's Adjusted Gross Income is $30,000 or less. For each $50 that the taxpayer's Adjusted Gross Income rises above $30,000, the taxpayer's deductible IRA is reduced by $10. When the single taxpayer's Adjusted Gross Income is $40,000 or greater, a tax deduction for an IRA is no longer available. In 1998, for a married couple filing jointly, the threshold level is $50,000 rather than $30,000. For a married person filing separately, the threshold is $0.

  In addition, certain amounts distributed from Section 401(a) and 403(b) Plans may be rolled over to an IRA on a tax-free basis if done in a timely manner (within 60 days of the Participant's receipt of the distribution). The limitations on contributions discussed above do not apply to amounts rolled over to an IRA.

  All Participants in an IRA receive an IRA Disclosure. This document explains the tax rules that apply to IRAs in greater detail.

  Eligible Section 457 Plans. Eligible Section 457 Plans may be established by state and local governments as well as private tax-exempt organizations (other than churches). Participants may contribute on a before tax basis to a deferred compensation Plan of their employer in accordance with the employer's Plan and Section 457 of the Code. Section 457 places limitations on the amount of Contributions to these Plans. Generally, the limitation is one-third of includable compensation or $7,500, as indexed, whichever is less. In the Participant's final year of employment the $7,500 limit is increased to $15,000.

  Participants in an Eligible 457 Plan may not receive a withdrawal or other distribution from their Plan except in the event of separation of service from the employer, attainment of age 70 1/2, or when faced with an unforeseen emergency. The Contractholder's Plan may further restrict the Participant's rights to a withdrawal.

  An employee electing to participate in an Eligible Section 457 Plan should understand that their rights and benefits are governed strictly by the terms of the Plan. Plans of state or local governments established on August 20, 1996, or later, must hold all assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries. State or local government plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. Non-governmental plans are not subject to this requirement and employees of these plans are general creditors of the Employer. Participants under Eligible
Section 457 Plans should look to the terms of their Plan for any changes in regard to participation other than those disclosed in this Prospectus.

  Section 457(f) Plans. Section 457(f) Plans may be established by state and local governments as well as private tax-exempt organizations. Employers and Participants may contribute on a before-tax basis to a deferred compensation Plan of their employer in accordance with the employer's Plan. Section 457(f) does not place limitations on the amount of Contributions to these Plans; however, the Internal Revenue Service may review these plans to determine if the deferral amount is acceptable to the IRS based on the nature of the 457(f) Plan.

  Participants in 457(f) Plans may not receive a withdrawal or other distribution from their 457(f) Plans until a distributable event occurs. The Plan will define such events.

  An employee electing to participate in a Section 457(f) Plan should understand that their rights and benefits are governed strictly by the terms of the Plan, that they are in fact a general creditor of the Employer under the terms of the Plan, that the Employer is legal owner of any Contract issued with respect to the Plan and that the Employer retains all rights under the Contract issued with respect to the Plan. Participants under Section 457(f) Plans should look to the terms of their Plan for any charges in regard to participating other than those disclosed in this Prospectus.

  Taxation of Annuities: General. In Qualified Plans such as 401(a), 403(b), 408 and Eligible 457 Plans, the Participant is not taxed on the value in their accounts until they receive payments from the account. In some situations, default or forgiveness of a loan will result in taxable income. Distributions from all these Plans are taxed under the rules of Sections 72 and 402 of the Code.

  Taxation Prior to the Annuity Commencement Date. Section 72 of the Code provides that a total or partial withdrawal prior to the Annuity Commencement Date will be taxable to the extent the amount of the income in the Participant's account exceeds the Participant's investment in the Participant's account. In general, distributions from a Participant's account under Sections 401(a), 403(b) and 408 Plans under which the Participant made after-tax contributions will be taxable according to a formula based on the ratio of the Participant's investment in the Contract to the total value of the Participant's Account balance as of the date of the distribution. Under an Eligible 457 Plan the Participant is taxed on the value when it is made available to the Participant. In a 457(f) Plan the Participant is taxed when their right to a distribution is no longer subject to a substantial risk of forfeiture.

  Penalty Tax for Premature Distributions. Sections 72(q) and 72(t) impose a 10% excise tax on certain premature distributions for non-qualified and Section 401(a), 403(b) and 408 Plans. The penalty tax will not apply to distributions made on account of the Participant having (i) attained age

59 1/2; (ii) become disabled; or (iii) died. The penalty tax will also not apply under 401(a) and 403(b) retirement plans where a Participant separates from service after age 55. In addition, the penalty does not apply if the distribution is received as a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or life expectancies) of the Participant and a designated Beneficiary. The 10% excise tax is an additional tax; it does not apply to any money that the Participant receives as a return of their cost basis. The 10% excise tax does not apply to Section 457 Plans.

  Minimum Distributions. Participants in Plans subject to Code Sections 401(a), 403(b), 408 and Eligible 457 Plans are subject to Minimum Distribution Rules. For a Participant who attains age 70 1/2 after December 31, 1987, distributions must begin by April 1 of the calendar year following the calendar year in which the Participant attains age 70 1/2. For a Participant who attains age 70 1/2 before January 1, 1988, distributions must begin on the April 1 of the calendar year following the later of (1) the calendar year in which the Participant attains age 70 1/2 or (2) the calendar year in which the Participant retires.

                                 VOTING RIGHTS

  UNUM/America is the legal owner of the shares of the Funds held by the Variable Investment Division. As such, UNUM/America is entitled to vote those Fund shares with respect to issues such as the election of a Fund's directors, ratification of a Fund's choice of independent auditors and other matters required by the 1940 Act to be voted on by shareholders.

  In those years in which the Funds hold a shareholder meeting, UNUM/America will solicit from Contractholders voting instructions with respect to Fund shares held by the Variable Investment Division. Each Contractholder will receive a number of votes in proportion to the Contractholder's investment in the corresponding Sub-Account as of the record date established by the Fund.

  During the Accumulation Period, a Participant has the right to instruct Contractholders as to the votes attributable to their Participant Account balance in the Sub-Accounts. Annuitants have similar rights with respect to the annuity amount attributable to the Sub-Accounts.

  UNUM/America will furnish Contractholders with sufficient Fund proxy material and voting instruction forms for all Participants who have voting rights under the Contract. UNUM/America will vote those Fund shares attributable to the Contract for which UNUM/America receives no voting instructions in the same proportion as UNUM/America will vote shares for which UNUM/America has received instructions. UNUM/America will vote shares attributable to amounts UNUM/America may have in the Variable Investment Division in the same proportion as votes that UNUM/America receives from Contractholders. If the federal securities laws or regulations or any interpretation of them changes so that UNUM/America is permitted to vote shares of the Fund in UNUM/America's own right or to restrict Participant voting, UNUM/America may do so.

  Fund shares may be held by separate accounts of insurance companies unaffiliated with UNUM/America. Fund shares held by those separate accounts will be voted, in most cases, according to the instruction of owners of insurance policies and Contracts issued by those other unaffiliated insurance companies. This will dilute the effect of the voting instructions of the Contractholders in the Variable Investment Division. UNUM/America does not foresee any disadvantage to this. Pursuant to conditions imposed in connection with regulatory relief, the Fund's Board of Directors has an obligation to monitor events to identify conflicts that may arise and to determine what action, if any, should be taken. For further information, see the prospectuses for the Funds.

                           OTHER CONTRACT PROVISIONS

                        RIGHTS RESERVED BY UNUM/AMERICA

  UNUM/America reserves the right, subject to compliance with applicable law, including approval by the Contractholder or the Participants if required by law, (1) to create additional Sub-Accounts in the Variable Investment Division,
(2) to combine or eliminate Sub-Accounts in the Variable Investment Division,
(3) to transfer assets from one Sub-Account in the Variable Investment Division to another, (4) to transfer assets to the General Account and other separate accounts, (5) to cause the deregistration and subsequent re-registration of the Variable Investment Division under the Investment Company Act of 1940, (6) to operate the Variable Investment Division under a committee and to discharge such committee at any time, and (7) to eliminate any voting rights which the Contractholder or the Participants may have with respect to the Variable Investment Division, (8) to amend the Contract to meet the requirements of the Investment Company Act of 1940 or other federal securities laws and regulations, (9) to operate the Variable Investment Division in any form permitted by law, (10) to substitute shares of another fund for the shares held by a Sub-Account, and (11) to make any change required by the Internal Revenue Code, ERISA or the Securities Act of 1933. Participants will be notified if any changes are made that result in a material change in the underlying investments of the Variable Investment Division.

                                 ASSIGNABILITY

  The Contracts are not assignable without UNUM/America's prior written consent. In addition, a Participant, a Beneficiary or an Annuitant may not, unless permitted by law, assign or encumber any payment due under the Contract.

                               MARKET EMERGENCIES

  While UNUM/America may not suspend the right of redemption or delay payment from the Variable Investment Division for more than the time period allowed under Federal law but in no case longer than seven days, the following events may delay payment for more than seven days: (1) any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2) any period when trading in the markets normally utilized is restricted, or an emergency exists as determined by the Securities and Exchange Commission, so that disposal of investments or determination of the Accumulation Unit Value or Variable Annuity payment value is not reasonably practicable; or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Participants.

                             CONTRACT DEACTIVATION

  Under certain Contracts, UNUM/America may deactivate a Contract by prohibiting new contributions and/or new Participants after the date of deactivation. UNUM/America will give the Contractholder and the Participants not less than 90 days notice of the date of deactivation.

                                FREE-LOOK PERIOD

  Participants under Sections 403(b), 408 and certain Non-Qualified Plans will receive an Active Life Certificate upon UNUM/America's receipt of a duly completed participation enrollment form. If the Participant chooses not to participate under the Contract, the Participant may exercise the free-look right by sending a written notice to UNUM/America that the Participant does not wish to participate under the Contract, within 10 days after the date the Active Life Certificate is received by the Participant. For purposes of determining the date on which the Participant has sent written notice, the postmark date will be used.

  If a Participant exercises the free-look right in accordance with the foregoing procedure, UNUM/America will refund in full the Participant's aggregate Contributions less aggregate withdrawals made on behalf of the Participant or, if greater, with respect to Contributions to the Variable Investment Division, the Participant's Account balance in the Variable Investment Division on the date the Participant's written notice is received by UNUM/America.

                              OTHER CONTRACTS

  UNUM/America and the Variable Investment Division offer other group variable annuity contracts which invest in the same Funds. These contracts may impose different charges that could affect Sub-Account performance, and may offer different benefits.

                          GUARANTEED INTEREST DIVISION

                                    GENERAL

  Contributions to the Guaranteed Interest Division become part of UNUM/America's General Account. The General Account is subject to regulation and supervision by the Maine Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the Contracts are distributed. In reliance on certain exemptions, exclusions and rules, UNUM/America has not registered the interests in the General Account as a security under the Securities Act of 1933 and has not registered the General Account as an investment company under the 1940 Act.

  Accordingly, neither the General Account nor any interests therein are subject to regulation under the 1933 Act or the 1940 Act. UNUM/America has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the Contract involving the Variable Investment Division and contains only selected information regarding the Guaranteed Interest Division. Complete details regarding the Guaranteed Interest Division are in the Contract.

  Amounts contributed to the Guaranteed Interest Division are guaranteed a minimum interest rate according to contract minimums of at least 3.0%. UNUM/America will also declare in advance a guaranteed interest rate which will be effective for all amounts in the Participant's Account balance in the Guaranteed Interest Division during the designated year. This rate will never be less than the minimum rate of interest. UNUM/America may also declare in advance separate interest rate guarantees which are in excess of the guaranteed interest rate for some or all of the Participant's Account balance in the Guaranteed Interest Division for specific period(s) during the designated year. A Participant who makes a Contribution to the Guaranteed Interest Division is credited with interest beginning on the next calendar day following the date of receipt if all Participant data is complete.

       PARTICIPANT'S ACCOUNT BALANCE IN THE GUARANTEED INTEREST DIVISION

  The Participant's Account balance in the Guaranteed Interest Division on any Valuation Date will reflect the amount and frequency of any Contributions allocated to the Guaranteed Interest Division, plus any transfers from the Variable Investment Division and interest credited to the Guaranteed Interest Division, less any withdrawals, CDSC, Annual Administration Charges and loan-related charges allocated to the Guaranteed Interest Division and any transfers to the Variable Investment Division.

                    TRANSFERS, TOTAL AND PARTIAL WITHDRAWALS

  Amounts in the Guaranteed Interest Division are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Variable Investment Division with respect to Total or Partial Withdrawals. See "Deferral Periods."

                                     LOANS

  During a Participant's Accumulation Period, a Participant, whose Plan permits loans, may apply for a loan under the Contract by completing a loan application available from UNUM/America. Loans are secured by the Participant's Account balance in the Guaranteed Interest Division. The amounts and terms of a Participant loan may be subject to the restrictions imposed under Section 72(p) of the Code, Title I of ERISA, and any applicable Plans. With respect to Plans subject to Title I of ERISA, the initial amount of a Participant loan may not exceed the lesser of 50% of the Participant's vested Account balance in the Guaranteed Interest Division or $50,000 and must be at least $1,000. A Participant in a Plan that is not subject to ERISA may borrow up to $10,000 of their vested Account balance without regard to the 50% limitation stated above. A Participant may have only one loan outstanding at any time and may not establish more than one loan in any six month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the Contract and will accrue interest at a rate which is below the loan interest rate as provided in the Contract. Under certain Contracts, a one-time fee of up to $50 may be charged to set up a loan. More information about loans, including interest rates and applicable fees and charges, is available in the Contracts, Active Life Certificates, and the Annuity Loan Agreement as well as from UNUM/America.

                                DEFERRAL PERIODS

  If a payment is to be made from the Guaranteed Interest Division, UNUM/America may defer the payment for the period permitted by the law of the jurisdiction in which the Contract is distributed, but in no event, for more than 6 months after a written election is received by UNUM/America. During the period of deferral, interest at the then current interest rate will continue to be credited to a Participant's Account in the Guaranteed Interest Division.

                             OTHER INFORMATION

                          PREPARING FOR YEAR 2000

  Lincoln Life is, as noted at page 13 above, responsible for administering the Contracts and the Variable Investment Division on behalf of UNUM/America. Lincoln Life's responsibilities include the operation of the computer systems related to the Variable Investment Division, which are distinct from those used by UNUM/America in its other operations. Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. The year 2000 issue affects virtually all companies and organizations. Since Lincoln Life operates and is responsible for the updating of the Variable Investment Division-related computer programs, and the computer systems used by UNUM/America in other businesses are not integrated with these systems, this prospectus describes the year 2000 updating efforts of Lincoln Life for these systems, rather than those of UNUM/America with respect to computer systems used in its other businesses. An affiliate of Lincoln Life, Delaware Service Company (Delaware), provides substantially all of the necessary accounting and valuation services for the Variable Investment Division. Delaware, for its part, is responsible for updating all of its computer systems, including those which service the Variable Investment Division, to accommodate the year 2000. Lincoln Life and Delaware have begun formal discussions with each other to assess the requirements for their respective systems to interface properly in order to facilitate the accurate and orderly operation of the Variable Investment Division beginning in the year 2000.

  The year 2000 issue is pervasive and complex and affects virtually every aspect of the businesses of both Lincoln Life and Delaware (the Companies). The computer systems of the Companies and their interfaces with the computer systems of vendors, suppliers, customers and other business partners are particularly vulnerable. The inability to properly recognize date-sensitive electronic information and to transfer data between systems could cause errors or even complete failure of systems, which would result in a temporary inability to process transactions correctly and engage in normal business activities for the Variable Investment Division. The Companies respectively are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussions with each other noted above, the Companies have respectively initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the progress by those parties in addressing year 2000 issues. While the Companies are making substantial efforts to address their own systems and the systems with which they interface, it is not possible to provide assurance that operational problems will not occur. The Companies presently believe that, assuming the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the year 2000 issue will not pose significant operations problems for their respective computer systems. In addition, the Companies are incorporating potential issues surrounding year 2000 into their contingency planning process, in the event that, despite these substantial efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the year 2000 issue could have a material adverse impact on the operation of the businesses of Lincoln Life or Delaware, or both, and/or the processing of transactions involving the Variable Investment Division.

  The cost of addressing year 2000 issues and the timeliness of completion will be closely monitored by management of the respective Companies. Nevertheless, there can be no guarantee that estimated costs will be achieved, and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.

                             TABLE OF CONTENTS FOR
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
                                                                           ----
DEFINITIONS...............................................................   2
DETERMINATION OF VARIABLE ANNUITY PAYMENTS................................   3
PERFORMANCE CALCULATIONS..................................................   4
TAX LAW CONSIDERATIONS....................................................  11
DISTRIBUTION OF CONTRACTS.................................................  13
CUSTODIAN.................................................................  14
INDEPENDENT ACCOUNTANTS...................................................  14
FINANCIAL STATEMENTS......................................................  14
 Financial Statements of Variable Investment Division
 Financial Statements of UNUM/America

                      STATEMENT OF ADDITIONAL INFORMATION

                               MAY 1, 1998

                            GROUP ANNUITY CONTRACTS
                  FUNDED THROUGH THE INVESTMENT DIVISIONS OF
                             VA-I SEPARATE ACCOUNT
                                      OF
                    UNUM LIFE INSURANCE COMPANY OF AMERICA

                           VARIABLE ANNUITY II

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Definitions...............................................................   2
Determination of Variable Annuity Payments................................   3
Performance Calculations..................................................   4
Tax Law Considerations....................................................  11
Distribution of Contracts.................................................  13
Custodian.................................................................  14
Independent Accountants...................................................  14
Financial Statements......................................................  14
  Financial Statements of Variable Investment Division
  Financial Statements of UNUM/America

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the Group Annuity Contracts (the "Contracts"), dated May 1, 1998.

A copy of the prospectus to which this SAI relates is available at no charge by writing to P.O. Box 9740, Portland, Maine 04104 Attention: Tax Deferred Annuities, or by calling (800) 341-0441.

80026

                                  DEFINITIONS

ANNUITANT: The person receiving annuity payments under the terms of this Contract.

ANNUITY COMMENCEMENT DATE: The date on which UNUM/America makes the first annuity payment to the Annuitant as required by the Retired Life Certificate. This date, as well as the date each subsequent annuity payment is made, will be the first day of a calendar month.

ANNUITY CONVERSION AMOUNT: The amount applied toward the purchase of an Annuity.

ANNUITY CONVERSION FACTOR: The factor applied to the Annuity Conversion Amount in determining the dollar amount of an Annuitant's annuity payments for Guaranteed Annuities or the initial payment for Variable Annuities.

ANNUITY PAYMENT CALCULATION DATE: For Guaranteed Annuities, this is the first day of a calendar month. For Variable Annuities, this is the Valuation Date ten (10) business days prior to the first day of a calendar month.

ANNUITY PERIOD: The period concurrent with or following the Accumulation Period, during which an Annuitant's annuity payments are made.

ANNUITY UNIT: An accounting unit of measure that is used in calculating the amounts of annuity payments to be made from a Sub-Account during the Annuity Period.

ANNUITY UNIT VALUE: The dollar value of an Annuity Unit in a Sub-Account on any Valuation Date.

CODE: The Internal Revenue Code of 1986, as amended.

PAYOUT ANNUITY: A series of payments paid out under the terms of the Contract as either a Guaranteed Annuity or as a Variable Annuity.

PLAN: The retirement program offered by an Employer to its employees to accumulate funds for retirement.

VARIABLE ANNUITY: An annuity with payments that increase or decrease in accordance with the investment results of the selected Sub-Accounts.

                  DETERMINATION OF VARIABLE ANNUITY PAYMENTS

As stated in the prospectus, the amount of each Variable Annuity payment will vary depending on investment experience.

The initial payment amount of the Annuitant's Variable Annuity for each Sub-Account is determined by dividing his Annuity Conversion Amount in each Sub-Account as of the initial Annuity Payment Calculation Date by the Applicable Annuity Conversion Factor as defined as follows:

The Annuity Conversion Factors which are used to determine the initial payments are based on the 1983 Individual Annuity Mortality Table, set back four (4) years, and an interest rate in an integral percentage ranging from zero to six percent (0 to 6.00%) as selected by the Annuitant.

The amount of the Annuitant's subsequent Variable Annuity payment for each Sub-Account is determined by:

(a) Dividing the Annuitant's initial Variable Annuity payment amount by the Annuity Unit Value for that Sub-Account selected for his interest rate option as described above as of his initial annuity Payment Calculation Date; and

(b) Multiplying the resultant number of annuity units by the Annuity Unit Values for the Sub-Account selected for his interest rate option for his respective subsequent Annuity Payment Calculation Dates.

The Annuity Unit Value for all Sub-Accounts for all interest rate options will initially be set at ten dollars ($10). Each subsequent Annuity Unit Value for a Sub-Account for an interest rate option is determined by:

    Dividing the Accumulation Unit Value for the Sub-Account as of subsequent Annuity Payment Calculation Date (APCD) by the Accumulation Unit Value for the Sub-Account as of the immediately preceding APCD;

    Dividing the resultant factor by one (1.00) plus the interest rate option to the n/365 power where n is the number of days from the immediately preceding APCD to the subsequent APCD; and

    Multiplying this factor times the Annuity Unit Value as of the immediately preceding APCD.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

     Annuity Unit Value as of immediately preceding Annuity Payment
 1.   Calculation Date.............................................   $11.0000
     Accumulation Unit Value as of Annuity Payment Calculation
 2.   Date.........................................................   $20.0000
 3.  Accumulation Unit Value as of immediately preceding Annuity
      Payment Calculation Date.....................................   $19.0000
 4.  Interest Rate.................................................       6.00%
 5.  Interest Rate Factor (30 days)................................     1.0048
 6.  Annuity Unit Value as of Annuity Payment Calculation Date =
      1 times 2 divided by 3 divided by 5..........................   $11.5236

                       ILLUSTRATION OF ANNUITY PAYMENTS

 1.  Annuity Conversion Amount as of Participant's initial Annu-
      ity Payment Calculation Date...............................   $100,000.00
 2.  Assumed Annuity Conversion Factor per $1 of Monthly Income
      for an individual age 65
      selecting a Single Life Annuity with Assumed Interest Rate
      of 6%......................................................   $    138.63
 3.  Participant's initial Annuity Payment = 1 divided by 2......   $    721.34
 4.  Assumed Annuity Unit Value as of Participant's initial Annu-
      ity Payment Calculation Date...............................   $   11.5236
 5.  Number of Annuity Units = 3 divided by 4....................       62.5968
 6.  Assumed Annuity Unit Value as of Participant's second
      Annuity Payment Calculation Date...........................   $   11.9000
 7.  Participant's second Annuity Payment = 5 times 6............   $    744.90

                           PERFORMANCE CALCULATIONS

STANDARD TOTAL RETURN CALCULATION

The Variable Investment Division may advertise average annual total return information calculated according to a formula prescribed by the Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical Contribution allocated to a Sub-Account from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed Contribution of $1,000 allocated to a Sub-Account at the beginning of each period and surrender or withdrawal of the value of that amount at the end of each specified period, giving effect to any CDSC and all other charges and fees applicable under the Contract. The effect of the Annual Administration Charge for a period is determined by dividing the total amount of such charges collected in the previous year by the total average net assets of the accounts for the previous year, as of the previous month ended; accounts include accounts available under Variable Annuity II of UNUM/America and under corresponding accounts of Lincoln Life, pending assumption reinsurance by Lincoln Life of Variable Annuity II contracts issued through such UNUM/America accounts. This method of calculating performance further assumes that (i) a $1,000 Contribution was allocated to a Sub-Account and (ii) no transfers or additional payments were made. Premium taxes are not included in the terms "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical Contribution that would compare the Accumulation Unit value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

  T = (ERV/C) 1/n - 1

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical Contribution of $1,000 made at the beginning of the applicable period, where C equals a hypothetical Contribution of $1,000, and where n equals the number of years.

For Sub-Account average annual total return information calculated according to the formula prescribed by the SEC, see "Sub-Account Performance."

NON-STANDARDIZED CALCULATION OF TOTAL RETURN PERFORMANCE

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. Such non-standard performance information may be based on the historical performance of a Fund and adjusted to reflect some or all of the fees and charges imposed under a Contract.

The Variable Investment Division also may present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical Contribution will not include any CDSC. Consistent with the long-term investment and retirement objectives of the Contract, this total return presentation assumes either (i) investment in the Contract continues beyond the Accumulation Period and/or (ii) one or more of the conditions for Total or Partial Withdrawal without incurring a CDSC are met. The Variable Investment Division may also present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical Contribution will not include either the CDSC or the Annual Administration Charge. The total return percentage under both of these non-standardized methods will be higher than that resulting from the standardized method.

The Sub-Accounts also may present total return information calculated by subtracting a Sub-Account's Accumulation Unit Value at the beginning of a period from the Accumulation Unit Value of that Sub-Account at the end of the period and dividing that difference (in that Sub-Account's Accumulation Unit Value) by the Accumulation Unit Value of that Sub-Account at the beginning of the period. This computation results in a total growth rate for the specified period which we annualize in order to obtain the average annual percentage change in the Accumulation Unit Value for the period used. This method of calculating performance does not take into account CDSC, the Contract Annual Administration Charge or premium taxes, and assumes no transfers. Such percentages would be lower if these charges were included in the calculation.

In addition, the Variable Investment Division may present actual aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Variable Investment Division for the specified period.

For information regarding the historical performance of the Funds adjusted for the fees and charges imposed under a Contract, see "Historical Fund Performance Adjusted for Variable Investment Division and Contract Fees and Charges."

PERFORMANCE INFORMATION

The tables below provide performance information for each Sub-Account for specified periods ending December 31, 1997. The performance information is based on historical performance of the underlying Funds adjusted for charges applicable to the Variable Annuity I Separate Account. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

TOTAL RETURN

Total returns quoted in sales literature or advertisements reflect all aspects of a Sub-Account's return. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Sub-Account over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline had been constant over the period. Contractholders and participants should recognize that average annual returns represent averaged returns rather than actual year-to-year performance.

SUB-ACCOUNT PERFORMANCE

The tables below assume a hypothetical investment of $1,000 at the beginning of the period in the Sub-Account investing in the applicable Fund and withdrawal of the investment on 12/31/97. The rates thus reflect the mortality and expense risk charge, the withdrawal charge and a pro rata portion of the Annual Administration Charge. The first table shows Sub-Account average annual total return information calculated according to the formula prescribed by the SEC. The second table shows Sub-Account cumulative total return information. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

SUB-ACCOUNT STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                              SUB-                                 LIFE OF SUB-
                              ACCOUNT   1 YEAR   3 YEARS  5 YEARS  ACCOUNT
                              INCEPTION ENDING   ENDING   ENDING   ENDING
                              DATE      12/31/97 12/31/97 12/31/97 12/31/97
                              --------- -------- -------- -------- ------------
Asset Manager
(Fidelity VIP II: Asset Man-
ager)                         05/01/91    12.03   13.57    10.19      10.35
Socially Responsible
(Calvert Social Balanced
Portfolio)                    05/02/94    11.50   16.71      N/A      13.26
Balanced
(American Century VP Bal-
anced)                        05/01/91     7.53   12.55     8.54       8.66
Equity-Income
(VIP Equity-Income)           05/02/94    18.95   21.46      N/A      18.60
Index Account
(Dreyfus Stock Index)         12/12/89    23.46   26.38    16.78      13.74
Growth I
(Fidelity VIP Growth)         05/01/91    14.66   20.21    15.13      15.73
Growth II
(American Century VP Capital
Appreciation)                 05/01/91   -10.17    3.16     3.15       4.21
International Stock
(T. Rowe Price International
Stock Portfolio)              05/02/94    -4.28    6.00      N/A       4.48
Small Cap
(Dreyfus Small Cap)           05/02/94     8.40   16.85      N/A      14.66

SUB-ACCOUNT CUMULATIVE TOTAL RETURN (NONSTANDARD)

                                                                                 LIFE OF
                          SUB-                                                   SUB-
                          ACCOUNT            YEAR TO  1 YEAR   3 YEARS  5 YEARS  ACCOUNT
                          INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING
                          DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                          --------- -------- -------- -------- -------- -------- --------
Asset Manager
(Fidelity VIP II: Asset
Manager)                  05/01/91    -4.29    12.03    12.03    46.50    62.47    92.95
Socially Responsible
(Calvert Social Balanced
Portfolio)                05/02/94    -5.63    11.50    11.50    58.99      N/A    57.88
Balanced
(American Century VP
Balanced)                 05/01/91    -6.76     7.53     7.53    42.57    50.67    74.05
Equity-Income
(VIP Equity-Income)       05/02/94    -4.42    18.95    18.95    79.17      N/A    86.99
Index Account
(Dreyfus Stock Index)     12/12/89    -3.70    23.46    23.46   101.87   117.22   182.27
Growth I
(Fidelity VIP Growth)     05/01/91    -7.06    14.66    14.66    73.69   102.23   165.10
Growth II
(American Century VP
Capital Appreciation)     05/01/91   -18.44   -10.17   -10.17     9.80    16.78    31.68
International Stock
(T. Rowe Price Interna-
tional Stock Portfolio)   05/02/94   -12.98    -4.28    -4.28    19.09      N/A    17.43
Small Cap
(Dreyfus Small Cap)       05/02/94   -11.46     8.40     8.40    59.54      N/A    65.18

HISTORICAL FUND PERFORMANCE ADJUSTED FOR VARIABLE INVESTMENT DIVISION AND CONTRACT FEES AND CHARGES

Performance information for the periods prior to the date the Sub-Accounts commenced operations will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the Contract charges that were in effect during the time periods shown. This performance information is referred to as "adjusted" performance information. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

Table 1A below assumes a hypothetical investment of $1,000 at the beginning of the period in the Sub-Account investing in the applicable fund and withdrawal of the investment on 12/31/97. The rates thus reflect the mortality and expense risk charge, the withdrawal charge and a pro rata portion of the Annual Administration Charge. Table 1B shows the cumulative total return on the same basis.

TABLE 1A -- ADJUSTED AVERAGE ANNUAL TOTAL RETURN

                                                                       LIFE
                         FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                         INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                         DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                         --------- -------- -------- -------- -------- --------
Asset Manager
(Fidelity VIP II: Asset
Manager)                 09/06/89    12.03   13.57    10.19      N/A    10.47
Socially Responsible
(Calvert Social
Balanced Portfolio)      09/02/86    11.50   16.71    10.14    10.34     9.23
Balanced
(American Century
VP Balanced)             05/01/91     7.53   12.55     8.54      N/A     8.66
Equity-Income
(VIP Equity-Income)      10/09/86    18.95   21.46    17.23    14.57    12.62
Index Account
(Dreyfus Stock Index)    09/29/89    23.46   26.38    16.78      N/A    13.51
Growth I
(Fidelity VIP Growth)    10/09/86    14.66   20.21    15.13    15.02    13.50
Growth II
(American Century VP
Capital Appreciation)    11/20/87   -10.17    3.16     3.15     6.66     7.31
International Stock
(T. Rowe Price
International
Stock Portfolio)         03/31/94    -4.28    6.00      N/A      N/A     5.00
Small Cap
(Dreyfus Small Cap)      08/31/90     8.40   16.85    23.04      N/A    41.01

TABLE 1B -- ADJUSTED CUMULATIVE TOTAL RETURN

                                                                                      LIFE
                      FUND               YEAR TO  1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                      INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING   ENDING
                      DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                      --------- -------- -------- -------- -------- -------- -------- --------
Asset Manager
(Fidelity VIP II:
Asset Manager)        09/06/89   -4.29    12.03    12.03    46.50    62.47       N/A   128.97
Socially Responsible
(Calvert Social
Balanced Portfolio)   09/02/86   -5.63    11.50    11.50    58.99    62.09    167.58   172.07
Balanced
(American Century
VP Balanced)          05/01/91   -6.76     7.53     7.53    42.57    50.67       N/A    74.05

                                                                                       LIFE
                       FUND               YEAR TO  1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                       INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING   ENDING
                       DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                       --------- -------- -------- -------- -------- -------- -------- --------
Equity-Income
(VIP Equity-income)    10/09/86    -4.42    18.95    18.95    79.17   121.39   289.69    280.05
Index Account
(Dreyfus Stock
Index)                 09/29/89    -3.70    23.46    23.46   101.87   117.22      N/A    184.58
Growth I
(Fidelity VIP Growth)  10/09/86    -7.06    14.66    14.66    73.69   102.23   305.43    315.00
Growth II
(American Century VP
Capital Appreciation)  11/20/87   -18.44   -10.17   -10.17     9.80    16.78    90.50    104.15
International Stock
(T. Rowe Price
International Stock
Portfolio)             03/31/94   -12.98    -4.28    -4.28    19.09      N/A      N/A     20.12
Small Cap
(Dreyfus Small Cap)    08/31/90   -11.46     8.40     8.40    59.54   182.04      N/A  1,145.52

Table 2A below shows annual average total return on the same assumptions as Table 1A except that the value in the Sub-Account is not withdrawn at the end of the period or is withdrawn to affect an annuity. Table 2B shows the cumulative total return on the same basis. The rates of return shown below reflect the mortality and expense risk charge and a pro rata portion of the Annual Administration Charge.

TABLE 2A -- ADJUSTED AVERAGE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                        LIFE
                          FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                          INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                          DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                          --------- -------- -------- -------- -------- --------
Asset Manager
(Fidelity VIP II: Asset
Manager)                  09/06/89   19.18    15.94    11.57      N/A    11.29
Socially Responsible
(Calvert Social Balanced
Portfolio)                09/02/86   18.61    19.15    11.51    11.03     9.83
Balanced
(American Century VP
Balanced)                 05/01/91   14.40    14.89     9.90      N/A     9.67
Equity-Income
(VIP Equity-Income)       10/09/86   26.55    23.99    18.69    15.28    13.24
Index Account
(Dreyfus Stock Index)     09/29/89   31.34    29.02    18.24      N/A    14.37
Growth I
(Fidelity VIP Growth)     10/09/86   21.98    22.71    16.56    15.74    14.13
Growth II
(American Century VP
Capital Appreciation)     11/20/87   -4.44     5.31     4.44     7.32     7.97
International Stock
(T. Rowe Price
International Stock
Portfolio)                03/31/94    1.83     8.21      N/A      N/A     6.75
Small Cap
(Dreyfus Small Cap)       08/31/90   15.32    19.28    24.58      N/A    42.20

TABLE 2B -- ADJUSTED CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                                LIFE
                                FUND               YEAR TO  1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                                INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING   ENDING
                                DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                                --------- -------- -------- -------- -------- -------- -------- --------
Asset Manager                   09/06/89     1.82   19.18    19.18     55.85    72.84      N/A    143.58
(Fidelity VIP II:
Asset Manager)
Socially Responsible            09/02/86     0.39   18.61    18.61     69.14    72.44   184.66    189.44
(Calvert Social
Balanced Portfolio)
Balanced                        05/01/91    -0.81   14.40    14.40     51.67    60.29      N/A     85.16
(American Century
VP Balanced)
Equity-Income                   10/09/86     1.69   26.55    26.55     90.61   135.52   314.57    304.31
(VIP Equity-Income)
Index Account                   09/29/89     2.45   31.34    31.34    114.76   131.09      N/A    202.74
(Dreyfus Stock Index)
Growth I                        10/09/86    -1.12   21.98    21.98     84.78   115.14   331.31    341.49
(Fidelity VIP Growth)
Growth II                       11/20/87   -13.23   -4.44    -4.44     16.81    24.23   102.66    117.18
(American Century VP
Capital Appreciation)
International Stock             03/31/94    -7.42    1.83     1.83     26.69      N/A      N/A     27.78
(T. Rowe Price
International Stock Portfolio)
Small Cap                       08/31/90    -5.81   15.32    15.32     69.72   200.04      N/A  1,225.02
(Dreyfus Small Cap)

Tables 3A and 3B show performance information on the same assumptions as Tables 2A and 2B except that Tables 3A and 3B do not reflect deductions of the pro rata portion of the Annual Administration Charge because certain Contracts and Participants are not assessed such a charge.

TABLE 3A -- ADJUSTED AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATION CHARGE

                                                                     LIFE
                       FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                       INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                       DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                       --------- -------- -------- -------- -------- --------
Asset Manager          09/06/89   19.20    15.97    11.59      N/A    11.33
(Fidelity VIP II:
Asset Manager)
Socially Responsible   09/02/86   18.64    19.17    11.54    11.07     9.87
(Calvert Social
Balanced Portfolio)
Balanced               05/01/91   14.42    14.92     9.92      N/A     9.70
(American Century
VP Balanced)
Equity-Income          10/09/86   26.57    24.02    18.72    15.32    13.28
(VIP Equity-Income)
Index Account          09/29/89   31.36    29.05    18.27      N/A    14.40
(Dreyfus Stock Index)
Growth I               10/09/86   22.00    22.74    16.59    15.78    14.17
(Fidelity VIP Growth)

TABLE 3A -- ADJUSTED AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATION CHARGE (CONTINUED)

                                                                      LIFE
                        FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                        INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                        DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                        --------- -------- -------- -------- -------- --------
American Century VP     11/20/87   -4.42     5.34     4.46     7.36     8.00
Capital Appreciation
(Growth II)
T. Rowe Price Interna-  03/31/94    1.86     8.23      N/A      N/A     6.77
tional
Stock Portfolio
(International Stock)
Dreyfus Small Cap       08/31/90   15.35    19.31    24.61      N/A    42.24
(Small Cap)

TABLE 3B -- ADJUSTED CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATION CHARGE

                                                                                          LIFE OF
                          FUND               YEAR TO  1 YEAR   3 YEARS  5 YEARS  10 YEARS FUND
                          INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING   ENDING
                          DATE      12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97 12/31/97
                          --------- -------- -------- -------- -------- -------- -------- --------
Asset Manager             09/06/89     1.85   19.20    19.20     55.95    73.06      N/A    144.24
(Fidelity VIP II: Asset
Manager)
Socially Responsible      09/02/86     0.41   18.64    18.64     69.25    72.66   185.66    190.70
(Calvert Social Balanced
Portfolio)
Balanced                  05/01/91    -0.78   14.42    14.42     51.77    60.50      N/A     85.51
(American Century VP
Balanced)
Equity-Income             10/09/86     1.71   26.57    26.57     90.74   135.82   316.01    306.06
(VIP Equity-Income)
Index Account             09/29/89     2.47   31.36    31.36    114.90   131.38      N/A    203.56
(Dreyfus Stock Index)
Growth I                  10/09/86    -1.10   22.00    22.00     84.90   115.42   332.80    343.39
(Fidelity VIP Growth)
Growth II                 11/20/87   -13.21   -4.42    -4.42     16.89    24.40   103.38    118.00
(American Century VP
Capital Appreciation)
International Stock       03/31/94    -7.40    1.86     1.86     26.78      N/A      N/A     27.90
(T. Rowe Price
International Stock
Portfolio)
Small Cap                 08/31/90    -5.78   15.35    15.35     69.84   200.41      N/A  1,227.73
(Dreyfus Small Cap)

Table 4 below shows total return information on a calendar year basis using the same assumptions as Tables 3A and 3B. The rates of return shown reflect the mortality and expense risk charge. Similar to Tables 3A and 3B, Table 4 does not reflect deduction of the pro rata portion of the Annual Administration Charge because certain Contracts and Participants are not assessed such a charge.

TABLE 4 -- ADJUSTED CALENDAR YEAR ANNUAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATION CHARGE *

                      1987  1988  1989  1990   1991   1992  1993  1994  1995  1996  1997
                      ----- ----- ----- ------ ------ ----- ----- ----- ----- ----- -----
Asset Manager            na    na    na   5.45  21.11 10.53 19.60 -7.20 15.57 13.24 19.20
Socially Responsible   5.51 10.42 19.53   2.94  15.02  6.33  6.72 -4.39 28.24 11.28 18.64
Balanced                 na    na    na     na     na -7.17  6.38 -0.58 19.68 10.81 14.42
Equity-Income         -2.30 21.25 15.95 -16.29  29.88 15.50 16.89  5.80 33.49 12.92 26.57
Index                    na    na    na  -4.69  28.29  5.82  8.02 -0.32 35.16 21.09 31.36
Growth I               2.43 14.21 29.95 -12.78  43.78  8.00 17.94 -1.21 33.75 13.35 22.00
Growth II                na -3.41 27.17  -2.40  40.18 -2.52  8.99 -2.34 29.55 -5.43 -4.42
International Stock      na    na    na     na     na    na    na    na  9.86 13.34  1.86
Small Cap                na    na    na     na 156.65 69.25 66.31  6.47 27.85 15.22 15.35

*The above calendar-year returns assume a hypothetical investment of $1,000 on January 1 of the first full calendar year that the underlying fund was in existence. The returns assume that the money will be left on account until retirement and thus no CDSC will be deducted. Returns are provided for years before the fund was an available investment option under the Contract. Returns for those periods reflect a hypothetical return as if those funds were available under the Contract, and reflect the deduction of the mortality and expense risk charge. The returns do not reflect deductions for the pro rata portion of the Annual Administration Charge or the CDSC.

                            TAX LAW CONSIDERATIONS

RETIREMENT PROGRAMS:

Participants are urged to discuss the income tax considerations of their retirement plan with their tax advisors. In many situations special rules may apply to the plans and/or to the participants.

Contributions to retirement programs subject to Sections 401(a), 403(a), 403(b), 408 and 457(b) may be excludable from a Participant's reportable gross income if the Contributions do not exceed the limitations imposed under the Code. Certain plans allow employees to make Elective Salary Deferral Contributions. Certain Plans allow Employers to make Contributions. The information below is a brief summary of some of the important federal tax considerations that apply to retirement plans. The Code requires that 401(a) Plans and certain 403(b) Plans be in writing and that the Employer communicate the provisions of the Plans to employees. When there is a written Plan, often the Contribution limits, withdrawal rights and other provisions of the Plan may be more restrictive than those allowed by the Code.

                    Elective Salary Deferral Contributions:

For calendar year 1998 the maximum elective salary deferral contributions to a 401(k) Plan which is a type of 401(a) Plan is limited to $10,000; for a 403(b) plan the limit is $10,000 unless the employee is a qualified employee; for an Eligible 457 Plan the limit is $8,000.

                Total Salary Deferral & Employer Contributions:

QUALIFIED RETIREMENT PLAN -- 401(a) PLAN

The Code limits the Contributions to a defined contribution 401(a) plan to the lesser of $30,000 or 25% of compensation.

TAX SHELTERED ANNUITY PLAN -- 403(b) PLAN

Total Contributions which include both salary deferral Contributions and Employer Contributions are also limited.

The combined limit is:

(a) the amount determined by multiplying 20 percent of the employee's includable compensation by the number of years of service, over

(b) the aggregate of the amount contributed by the Employer for annuity contracts and excludable from the gross income of the employee for the prior taxable year.

Therefore, if the maximum exclusion allowance is less than $10,000 a year, the employee's elective deferrals plus any other Employer Contributions cannot exceed this lesser amount.

Section 415 of the Code imposes limitations with respect to annual contributions to all Section 403(b) programs, qualified plans and simplified employee pensions maintained by the Employer. A Participant's annual Contributions to these programs and defined contribution plans cannot exceed the lesser of $30,000 or 25 percent of the employee's compensation. This amount is subject to the maximum exclusion allowance and the salary deferral amount limitations.

ELIGIBLE 457 PLAN -- 457(b) PLAN

For a 457(b) plan the contribution is the lesser of $7,500, as indexed, or 33% of the employee's compensation.

SECTION 457(f) PLANS

These are non-qualified deferred compensation arrangements between an Employer and its employees. There are no stated limits in the Code regarding this type of Plan.

INDIVIDUAL RETIREMENT ACCOUNT -- IRA OR 408 PLAN

For IRA's the maximum deductible contribution is the lesser of $2,000 or 100% of taxable income. The $2,000 is increased to $4,000 when the IRA covers the taxpayer and a non-working spouse.

TRANSFERS AND ROLLOVERS:

Participants who receive distributions from their 401(a) or 403(b) contract may transfer the amount not representing employee Contributions to an Individual Retirement Account or Annuity (IRA) or another Section 401(a) or 403(b) program without including that amount in gross income for the taxable year in which paid. Note 401(a) distributions may not be transferred to a 403(b) plan or vice versa. If the rollover amount is paid directly to the Participant, the amount distributed may be subject to a 20% federal tax withholding. If the amount is paid directly to an acceptable rollover account, UNUM/America is not required to withhold any amount. In order for the distribution to qualify for rollover, the distribution must be made on account of the employee's death, after the employee attains age 59 1/2, on account of the employee's separation from service, or after the employee has become disabled. The distribution cannot be part of a series of substantially equal payments made over the life expectancy of the employee or the joint life expectancies of the employee and his or her spouse or made for a specified period of 10 years or more. The rollover must be made within sixty days of the distribution. Pursuant to Revenue Ruling 90-24, a Participant, to the extent permitted by any applicable Contract or Plan, may transfer funds between
Section 403(b) investment vehicles, including both Section 403(b)(1) annuity contracts and Section 403(b)(7) custodial accounts. Any amount transferred must continue to be subject to withdrawal restrictions at least as restrictive as that of the transferring investment vehicle. UNUM/America considers any total or partial transfer from a UNUM/America investment vehicle to a non-UNUM/America investment vehicle to be a withdrawal.

Once every twelve months a participant in an IRA may roll the money from one IRA to another IRA.

In Eligible 457 Plans and in Section 457(f) Plans, the Employer controls the movement of assets from one funding vehicle to another.

EXCISE TAX ON EARLY DISTRIBUTIONS:

Section 72(t) of the Code provides that any distribution made to a Participant in a 401(a), 403(b) or 408 plan other than on account of the following events will be subject to a 10 percent excise tax on the taxable amount distributed:

a) the employee has attained age 59 1/2;

b) the employee has died;

c) the employee is disabled;

d) the employee is 55 and has separated from service (Does not apply to IRA's).

Distributions which are received as a life annuity where payment is made at least annually will not be subject to an excise tax. Certain amounts paid for medical care may also not be subject to an excise tax. Distributions from 408 Plans may qualify for additional exceptions.

MINIMUM DISTRIBUTION RULES:

The value in a Contract under Sections 401(a), 403(b) and 408 are subject to the distribution rules provided in Section 401(a)(9) of the Code. Generally, that section requires that an employee must begin receiving distributions of his post-1986 balance by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2. Such distributions must not exceed the life expectancy of the employee or the life expectancy of such employee and the designated beneficiary (as defined under the plan). An employee who attained age 70 1/2 before January 1, 1988 must begin receiving distributions by April 1 of the calendar year following the later of (a) the calendar year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. There are special rules for Section 403(b) Plans.

Amounts contributed to an Eligible 457 Contract must be distributed not earlier than the earliest of: 1) calendar year in which the Participant attains age 70 1/2, 2) the Participant separates from service with the Employer, or 3) when the Participant has an unforeseen emergency. However, in no event may the distribution begin any later than described in Sections 401(a)(9) and 457(d) of the Code.

Additionally, distribution of an employee's entire Account balance (including pre-1987 funds) must satisfy the minimum distribution incidental benefit requirement. In general, this requires that death and other non-retirement benefits payable under the above plans be incidental to the primary purpose of the program which is to provide deferred compensation to the employee. A payee is subject to a penalty for failing to receive the required minimum annual distribution. Section 4974(a) of the Code provides that a payee will be subject to a penalty equal to 50 percent of the amount by which the required minimum distribution exceeds the actual amount distributed during the taxable year.

Additional information on federal income taxation is included in the prospectus.

                           DISTRIBUTION OF CONTRACTS

Lincoln Financial Advisors Corporation ("LFA"), an indirect subsidiary of Lincoln National Corporation, is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. LFA is the Variable Investment Division's principal underwriter and also enters into selling agreements with other unaffiliated broker-dealers authorizing them to offer the Contracts. LFA will pay these unaffiliated broker-dealers a distribution allowance which will be used to pay commissions to their registered representatives. This distribution allowance will not be deducted from Participant Contributions or Account balances but will be paid from UNUM/America's General Account assets (including any charges collected).

UNUM Sales Corporation, which served as the principal underwriter to the Variable Investment Division prior to October 1, 1996, received underwriting commissions from UNUM/America of $4,223,000 and $6,130,700 in 1996 and 1995, respectively. LFA, which became principal underwriter on October 1, 1996, received no underwriting commissions from UNUM/America prior to December 31, 1997.

                                   CUSTODIAN

UNUM/America is the custodian for the Fund's shares owned by the Variable Investment Division. The Fund's shares are held in uncertificated form separate and apart from UNUM/America's other assets.

                         INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P., independent accountants, performs certain accounting services for UNUM/America and have performed the same services for the Variable Investment Division. The financial statements included in this SAI have been audited to the extent and for the periods indicated in their reports thereon. Those financial statements have been included herein in reliance on such reports given on the authority of such firm as experts in auditing and accounting.

                             FINANCIAL STATEMENTS

This SAI contains financial statements for the Variable Investment Division, as of December 31, 1997 and for the two years then ended.

The financial statements of UNUM/America which are included in this SAI, should be considered only as bearing on the ability of UNUM/America to meet its obligations under the Contracts. The financial statements of UNUM/America are presented in accordance with generally accepted accounting principles.

                       REPORT OF INDEPENDENT ACCOUNTANTS

Board of Directors
UNUM Life Insurance Company of America and
 Contract owners of UNUM Life Insurance
 Company of America VA-1 Separate Account

We have audited the accompanying statement of assets and liabilities of UNUM Life Insurance Company of America VA-1 Separate Account as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian as of December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UNUM Life Insurance Company of America VA-1 Separate Account at December 31, 1997, and the results of its operations and changes in net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         Coopers & Lybrand, LLP

Portland, Maine
April 10, 1998

                    This page was intentionally left blank.

        VA-1 SEPARATE ACCOUNT OF UNUM LIFE INSURANCE COMPANY OF AMERICA

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997

                                                                AMERICAN
                                                                CENTURY     AMERICAN
                                       DREYFUS     DREYFUS     VP CAPITAL  CENTURY VP
                                        STOCK     SMALL CAP   APPRECIATION  BALANCED
                          COMBINED    INDEX FUND  PORTFOLIO    PORTFOLIO   PORTFOLIO
                         -----------  ----------  ----------  ------------ ----------
Assets
 Investments at market.. $24,486,042  $4,131,046  $2,927,496   $1,365,128  $1,080,767
Liabilities
 Contract charges
  payable to
  UNUM Life Insurance
  Company of America....         832         145         102           45          37
                         -----------  ----------  ----------   ----------  ----------
Net assets.............. $24,485,210  $4,130,901  $2,927,394   $1,365,083  $1,080,730
                         ===========  ==========  ==========   ==========  ==========
Percent of net assets...       100.0%       16.9%       11.9%         5.6%        4.4%
                         ===========  ==========  ==========   ==========  ==========



                       See notes to financial statements.

                                        CALVERT
               VIPF II       VIPF     RESPONSIBLY                 VIPF
    VIPF        ASSET      EQUITY-     INVESTED   T. ROWE PRICE   MONEY
   GROWTH      MANAGER      INCOME     BALANCED   INTERNATIONAL  MARKET
 PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO     SERIES     PORTFOLIO
 ----------   ----------  ----------  ----------- ------------- ---------
 $6,926,836   $4,233,129  $2,662,756   $147,647    $1,005,475    $5,762
        233          142          89          5            34        --
 ----------   ----------  ----------   --------    ----------    ------
 $6,926,603   $4,232,987  $2,662,667   $147,642    $1,005,441    $5,762
 ==========   ==========  ==========   ========    ==========    ======
       28.3%        17.3%       10.9%       0.6%          4.1%       --%
 ==========   ==========  ==========   ========    ==========    ======

        VA-1 SEPARATE ACCOUNT OF UNUM LIFE INSURANCE COMPANY OF AMERICA

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                             COMBINED
                                                     YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                        1997           1996
                                                    -------------  ------------
Net investment income
 Dividends from investment income.................  $  11,609,334  $ 22,369,654
Less contract charges--mortality and expense fees
 to UNUM Life
 Insurance Company of America.....................      1,460,336     4,927,857
                                                    -------------  ------------
   Net investment income..........................     10,148,998    17,441,797
Net realized and unrealized gains (losses) on in-
 vestments
 Net realized gains...............................     84,288,163     1,584,234
 Net change in unrealized gains (losses)..........    (72,388,590)   27,245,960
                                                    -------------  ------------
                                                       11,899,573    28,830,194
                                                    -------------  ------------
Net increase (decrease) in net assets resulting
 from operations..................................     22,048,571    46,271,991
Net increase (decrease) in net assets from princi-
 pal transactions.................................   (477,437,974)  118,301,806
                                                    -------------  ------------
   Net increase (decrease) in net assets..........   (455,389,403)  164,573,797
Net assets at beginning of year...................    479,874,613   315,300,816
                                                    -------------  ------------
Net assets at end of year.........................  $  24,485,210  $479,874,613
                                                    =============  ============




                       See notes to financial statements.

                                                       AMERICAN CENTURY VP
     DREYFUS STOCK            DREYFUS SMALL CAP        CAPITAL APPRECIATION
       INDEX FUND                 PORTFOLIO                 PORTFOLIO
YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
-------------------------- ------------------------- -------------------------
    1997          1996         1997         1996         1997         1996
------------   ----------- ------------  ----------- ------------  -----------
$    400,268   $ 2,312,264 $    172,089  $ 1,409,239 $    298,444  $ 4,132,202
     244,439       689,522      149,081      396,340      106,495      492,841
------------   ----------- ------------  ----------- ------------  -----------
     155,829     1,622,742       23,008    1,012,899      191,949    3,639,361
  21,005,485       310,151    5,584,265      102,971      961,039      195,252
 (14,602,042)    8,880,241   (5,348,017)   3,324,631   (1,947,468)  (5,940,416)
------------   ----------- ------------  ----------- ------------  -----------
   6,403,443     9,190,392      236,248    3,427,602     (986,429)  (5,745,164)
------------   ----------- ------------  ----------- ------------  -----------
   6,559,272    10,813,134      259,256    4,440,501     (794,480)  (2,105,803)
 (71,856,754)   13,683,201  (43,691,589)  22,522,224  (35,240,733)   5,354,160
------------   ----------- ------------  ----------- ------------  -----------
 (65,297,482)   24,496,335  (43,432,333)  26,962,725  (36,035,213)   3,248,357
  69,428,383    44,932,048   46,359,727   19,397,002   37,400,296   34,151,939
------------   ----------- ------------  ----------- ------------  -----------
$  4,130,901   $69,428,383 $  2,927,394  $46,359,727 $  1,365,083  $37,400,296
============   =========== ============  =========== ============  ===========

        VA-1 SEPARATE ACCOUNT OF UNUM LIFE INSURANCE COMPANY OF AMERICA

                                                        AMERICAN CENTURY VP
                                                         BALANCED PORTFOLIO
                                                      YEAR ENDED DECEMBER 31,
                                                      -------------------------
                                                          1997         1996
                                                      ------------  -----------
Net investment income
 Dividends from investment income...................  $    532,348  $   976,670
Less contract charges--mortality and expense fees to
 UNUM Life Insurance Company of America.............        65,726      274,016
                                                      ------------  -----------
   Net investment income............................       466,622      702,654
Net realized and unrealized gains (losses) on in-
 vestments
 Net realized gains.................................     4,334,554      178,468
 Net change in unrealized gains (losses)............    (3,828,054)   1,418,087
                                                      ------------  -----------
                                                           506,500    1,596,555
                                                      ------------  -----------
Net increase (decrease) in net assets resulting from
 operations.........................................       973,122    2,299,209
Net increase (decrease) in net assets from principal
 transactions.......................................   (24,950,585)   3,816,661
                                                      ------------  -----------
   Net increase (decrease) in net assets............   (23,977,463)   6,115,870
Net assets at beginning of year.....................    25,058,193   18,942,323
                                                      ------------  -----------
Net assets at end of year...........................  $  1,080,730  $25,058,193
                                                      ============  ===========




                       See notes to financial statements.

           VIPF                   VIPF II ASSET              VIPF EQUITY-
     GROWTH PORTFOLIO           MANAGER PORTFOLIO          INCOME PORTFOLIO
 YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
---------------------------- ------------------------- -------------------------
    1997            1996         1997         1996         1997         1996
-------------   ------------ ------------  ----------- ------------  -----------
$   2,199,358   $  6,781,982 $  5,413,065  $ 4,987,786 $  2,554,416  $ 1,084,893
      387,877      1,418,576      272,946    1,023,895      158,087      422,194
-------------   ------------ ------------  ----------- ------------  -----------
    1,811,481      5,363,406    5,140,119    3,963,891    2,396,329      662,699
   31,805,007        376,660   11,950,401      350,985    6,413,527       38,616
  (25,720,364)     8,126,147  (12,947,511)   6,245,079   (5,861,037)   3,590,870
-------------   ------------ ------------  ----------- ------------  -----------
    6,084,643      8,502,807     (997,110)   6,596,064      552,490    3,629,486
-------------   ------------ ------------  ----------- ------------  -----------
    7,896,124     13,866,213    4,143,009   10,559,955    2,948,819    4,292,185
 (136,643,911)    30,430,707  (93,969,435)   9,030,051  (47,608,285)  21,643,563
-------------   ------------ ------------  ----------- ------------  -----------
 (128,747,787)    44,296,920  (89,826,426)  19,590,006  (44,659,466)  25,935,748
  135,674,390     91,377,470   94,059,413   74,469,407   47,322,133   21,386,385
-------------   ------------ ------------  ----------- ------------  -----------
$   6,926,603   $135,674,390 $  4,232,987  $94,059,413 $  2,662,667  $47,322,133
=============   ============ ============  =========== ============  ===========

        VA-1 SEPARATE ACCOUNT OF UNUM LIFE INSURANCE COMPANY OF AMERICA

                                                  CALVERT RESPONSIBLY INVESTED
                                                       BALANCED PORTFOLIO
                                                  ------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                                       1997           1996
                                                  --------------  --------------
Net investment income
 Dividends from investment income...............  $       10,786  $     348,555
Less contract charges--mortality and expense
 fees to UNUM Life Insurance Company of
 America........................................          13,776         38,017
                                                  --------------  -------------
   Net investment income........................          (2,990)       310,538
Net realized and unrealized gains (losses) on
 investments
 Net realized gains.............................         168,338          5,529
 Net change in unrealized gains (losses)........         (38,059)        35,140
                                                  --------------  -------------
                                                         130,279         40,669
                                                  --------------  -------------
Net increase (decrease) in net assets resulting
 from operations................................         127,289        351,207
Net increase (decrease) in net assets from prin-
 cipal transactions.............................      (4,646,914)     2,604,832
                                                  --------------  -------------
   Net increase (decrease) in net assets........      (4,519,625)     2,956,039
Net assets at beginning of year.................       4,667,267      1,711,228
                                                  --------------  -------------
Net assets at end of year.......................  $      147,642  $   4,667,267
                                                  ==============  =============


                       See notes to financial statements.

         T. ROWE PRICE                                       VIPF MONEY
      INTERNATIONAL SERIES                                MARKET PORTFOLIO
----------------------------------                 ------------------------------------------------
    YEAR ENDED DECEMBER 31,                            YEAR ENDED DECEMBER 31,
    1997                  1996                        1997                         1996
------------           -----------                 -----------                  -----------
$     23,140           $   324,206                 $     5,420                  $    11,857
      61,909               172,456                         --                           --
------------           -----------                 -----------                  -----------
     (38,769)              151,750                       5,420                       11,857
   2,065,547                25,602                         --                           --
  (2,096,038)            1,566,181                         --                           --
------------           -----------                 -----------                  -----------
     (30,491)            1,591,783                         --                           --
------------           -----------                 -----------                  -----------
     (69,260)            1,743,533                       5,420                       11,857
 (18,430,166)            9,056,936                    (399,602)                     159,471
------------           -----------                 -----------                  -----------
 (18,499,426)           10,800,469                    (394,182)                     171,328
  19,504,867             8,704,398                     399,944                      228,616
------------           -----------                 -----------                  -----------
$  1,005,441           $19,504,867                 $     5,762                  $   399,944
============           ===========                 ===========                  ===========

        VA-1 SEPARATE ACCOUNT OF UNUM LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

Organization:

VA-1 Separate Account of UNUM Life Insurance Company of America ("UNUM America") is registered under the Investment Company Act of 1940. The Separate Account was established in accordance with the laws of the State of Maine. Its registration statement became effective in December 1989. The assets are held for the exclusive benefit of the variable annuity contract owners and may not be used to satisfy any obligations that may arise from any other business conducted by UNUM America. Any excess of assets over reserves and other contract liabilities may be transferred to UNUM America's General Account. Principal markets are hospitals and non-profit organizations located throughout the United States of America, with specific concentrations in the states of New York and California.

On October 1, 1996, UNUM America completed the sale of its group tax-sheltered annuity ("TSA") business to The Lincoln National Life Insurance Company ("Lincoln Life") and Lincoln Life & Annuity Company of New York ("Lincoln New York"), a wholly owned subsidiary of Lincoln Life. At the time of the sale, the fair value of Separate Account assets was approximately $436,590,000. The contracts were initially reinsured on an indemnity basis. Upon consent of the TSA contractholders and/or participants, the contracts are considered reinsured on an assumption basis, legally releasing UNUM America from future contractual obligation to the respective contractholders and/or participants. Assets attributable to such participants' contracts are then transferred to separate accounts of Lincoln Life and Lincoln New York. Assets attributable to contracts of participants with respect to which such consent is not obtained will remain in the Separate Account. During 1997, the net assets of the Separate Account decreased by approximately $502,568,000 from novations of assets to the separate accounts of Lincoln Life and Lincoln New York.

Investments:

In accordance with the terms of the variable annuity contracts, all payments transferred to the Separate Account by the contract owners are allocated to purchase shares of either Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund: Small Cap Portfolio ("Dreyfus Small Cap Portfolio"), the American Century Variable Portfolios: American Century VP Capital Appreciation ("American Century VP Capital Appreciation Portfolio") and American Century VP Balanced ("American Century VP Balanced Portfolio"), Fidelity's Variable Insurance Products Fund: Growth Portfolio ("VIPF Growth Portfolio"), Fidelity's Variable Insurance Products Fund II: Asset Manager Portfolio ("VIPF II Asset Manager Portfolio"), Fidelity's Variable Insurance Products Fund:
Equity-Income Portfolio ("VIPF Equity-Income Portfolio"), Calvert Responsibly Invested Balanced Portfolio or T. Rowe Price International Series, Inc. ("T. Rowe Price International Series"). Fidelity's Variable Insurance Products
Funds: Money Market Portfolio ("VIPF Money Market Portfolio") is used only for investment of initial contributions for which UNUM America has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to VIPF Money Market Portfolio are allocated to purchase shares of one of the above funds.

The Separate Account is fully invested in shares of Dreyfus Stock Index Fund, Dreyfus Small Cap Portfolio, American Century VP Capital Appreciation Portfolio, American Century VP Balanced Portfolio, VIPF Growth Portfolio, VIPF II Asset Manager Portfolio, VIPF Equity-Income Portfolio, Calvert Responsibly Invested Balanced Portfolio, T. Rowe Price International Series and VIPF Money Market Portfolio, which are carried at market value. Security transactions are recorded on the trade date. All contracts participating in the Separate Account are in the accumulation phase. Dividends are fully reinvested and immediately credited to participant accounts with the exception of VIPF Money Market Portfolio which is invested monthly. Unrealized gain and loss represent the difference between the cost and market value of invested assets. Realized gain and loss are reported on an average cost basis. Gross unrealized gains for all investments were $4,936,088 as of December 31, 1997 and $77,317,207 as of December 31, 1996. Gross unrealized losses for all investments were $7,471 as of December 31, 1997 and $0 as of December 31, 1996.

        VA-1 SEPARATE ACCOUNT OF UNUM LIFE INSURANCE COMPANY OF AMERICA

The market value and cost of investments at December 31, 1997, was distributed as follows:

                                                   MARKET VALUE
                                                -------------------
                                                             SHARE
                                                   SHARES    PRICE     COST
                                                ------------ ------ ----------
Dreyfus Stock Index Fund....................... 160,428.9775 $25.75 $2,998,795
Dreyfus Small Cap Portfolio....................  51,233.7531  57.14  2,562,196
American Century VP Capital Appreciation
 Portfolio..................................... 141,025.6612   9.68  1,372,599
American Century VP Balanced Portfolio......... 131,161.0316   8.24    869,267
VIPF Growth Portfolio.......................... 186,707.1817  37.10  4,973,559
VIPF II Asset Manager Portfolio................ 235,043.2621  18.01  3,488,806
VIPF Equity-Income Portfolio................... 109,668.7026  24.28  2,206,007
Calvert Responsibly Invested Balanced
 Portfolio.....................................  74,494.3189  1.982    139,471
T. Rowe Price International Series.............  78,922.6703  12.74    940,965
VIPF Money Market Portfolio....................   5,761.5400   1.00      5,762

Contract Charges:

UNUM America is the depositor for the Separate Account. Administrative services necessary for the operation of the Separate Account and the variable annuity contracts are provided by UNUM America. Although UNUM America deducts for sales and administrative expenses under the contracts, UNUM America assumes an expense risk that these deductions may prove insufficient to cover the cost of those expenses.

In addition, UNUM America assumes a mortality risk under the contracts in that it agrees to make annuity payments regardless of how long a particular annuitant or their payee lives and how long all annuitants or other payees in a class live, if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. UNUM America also assumes a mortality risk in providing a death benefit under the contracts.

To compensate UNUM America for assuming these mortality and expense risks, an effective annual mortality and expense risk charge of 1.20% of each portfolio's average daily net assets is imposed on each portfolio within the Separate Account with the exception of VIPF Money Market Portfolio. For 1997 and 1996, the mortality and expense risk charges totaled $1,460,336 and $4,927,857, respectively.

Federal Income Taxes:

  For purposes of federal income taxes, the Separate Account is considered to be part of UNUM America for the years ended December 31, 1997 and 1996, and its operations are not taxed separately. The liability for any federal income taxes generated by the Separate Account is attributable to UNUM America. UNUM America is taxed as a property and casualty insurance company under the applicable provisions of the Internal Revenue Code.

NOTE 2. CAPITAL SHARE TRANSACTIONS

During 1997 and 1996, the total amount of units sold was $36,716,146 and $131,045,285, respectively, and the total amount of units redeemed was $514,154,120 and $12,743,479, respectively. The following transactions in capital stock by fund occurred:

        VA-1 SEPARATE ACCOUNT OF UNUM LIFE INSURANCE COMPANY OF AMERICA

The Separate Account funds that invest in Dreyfus Stock Index Fund held 138,497.5977 units at a net asset value of $29.8265 and 3,057,791.6697 units at a net asset value of $22.7054 at December 31, 1997 and 1996, respectively.

                                     1997                         1996
                         -----------------------------  ------------------------
                              UNITS          AMOUNT        UNITS       AMOUNT
                         ---------------  ------------  ------------ -----------
Units sold..............    306,229.6989  $  8,293,413  729,318.8159 $15,112,646
Units redeemed..........  3,225,523.7709    80,150,167   67,072.5868   1,429,445
                         ---------------  ------------  ------------ -----------
  Net increase (de-
   crease).............. (2,919,294.0720) $(71,856,754) 662,246.2291 $13,683,201
                         ===============  ============  ============ ===========

The Separate Account funds that invest in Dreyfus Small Cap Portfolio held 166,025.1987 units at a net asset value of $17.6322 and 3,032,802.7702 units at a net asset value of $15.2861 at December 31, 1997 and 1996, respectively.

                                     1997                          1996
                         -----------------------------  --------------------------
                              UNITS          AMOUNT         UNITS        AMOUNT
                         ---------------  ------------  -------------- -----------
Units sold..............    387,818.0304  $  6,473,568  1,630,716.9673 $23,438,013
Units redeemed..........  3,254,595.6019    50,165,157     59,489.0961     915,789
                         ---------------  ------------  -------------- -----------
  Net increase (de-
   crease).............. (2,866,777.5715) $(43,691,589) 1,571,227.8712 $22,522,224
                         ===============  ============  ============== ===========

The Separate Account funds that invest in American Century VP Capital Appreciation Portfolio held 97,066.9806 units at a net asset value of $14.0633 and 2,541,937.9972 units at a net asset value of $14.7133 at December 31, 1997 and 1996, respectively.

                                     1997                        1996
                         -----------------------------  -----------------------
                              UNITS          AMOUNT        UNITS       AMOUNT
                         ---------------  ------------  ------------ ----------
Units sold..............     63,187.4055  $    992,285  444,571.1658 $6,869,563
Units redeemed..........  2,508,058.4221    36,233,018   94,107.6964  1,515,403
                         ---------------  ------------  ------------ ----------
  Net increase (de-
   crease).............. (2,444,871.0166) $(35,240,733) 350,463.4694 $5,354,160
                         ===============  ============  ============ ==========

The Separate Account funds that invest in American Century VP Balanced Portfolio held 58,258.8611 units at a net asset value of $18.5505 and 1,545,580.8344 units at a net asset value of $16.2128 at December 31, 1997 and 1996, respectively.

                                     1997                        1996
                         -----------------------------  -----------------------
                              UNITS          AMOUNT        UNITS       AMOUNT
                         ---------------  ------------  ------------ ----------
Units sold..............     75,086.4366  $  1,300,063  329,338.1231 $5,034,023
Units redeemed..........  1,562,408.4099    26,250,648   78,640.1899  1,217,362
                         ---------------  ------------  ------------ ----------
  Net increase (de-
   crease).............. (1,487,321.9733) $(24,950,585) 250,697.9332 $3,816,661
                         ===============  ============  ============ ==========

The Separate Account funds that invest in VIPF Growth Portfolio held 244,512.6893 units at a net asset value of $28.3282 and 5,843,047.2941 units at a net asset value of $23.2198 at December 31, 1997 and 1996, respectively.

                                     1997                           1996
                         ------------------------------  --------------------------
                              UNITS          AMOUNT          UNITS        AMOUNT
                         ---------------  -------------  -------------- -----------
Units sold..............    227,035.7944  $   6,391,522  1,448,572.4268 $31,961,921
Units redeemed..........  5,825,570.3992    143,035,433     64,942.2104   1,531,214
                         ---------------  -------------  -------------- -----------
  Net increase (de-
   crease).............. (5,598,534.6048) $(136,643,911) 1,383,630.2164 $30,430,707
                         ===============  =============  ============== ===========

        VA-1 SEPARATE ACCOUNT OF UNUM LIFE INSURANCE COMPANY OF AMERICA

The Separate Account funds that invest in VIPF II Asset Manager Portfolio held 205,657.4591 units at a net asset value of $20.5827 and 5,447,414.3329 units at a net asset value of $17.2668 at December 31, 1997 and 1996, respectively.

                                     1997                         1996
                         -----------------------------  ------------------------
                              UNITS          AMOUNT        UNITS       AMOUNT
                         ---------------  ------------  ------------ -----------
Units sold..............    150,312.5514  $  2,958,712  776,904.8813 $12,476,352
Units redeemed..........  5,392,069.4252    96,928,147  212,410.2068   3,446,301
                         ---------------  ------------  ------------ -----------
  Net increase (de-
   crease).............. (5,241,756.8738) $(93,969,435) 564,494.6745 $ 9,030,051
                         ===============  ============  ============ ===========

The Separate Account funds that invest in VIPF Equity-Income Portfolio held 133,230.4861 units at a net asset value of $19.9854 and 2,997,006.5180 units at a net asset value of $15.7898 at December 31, 1997 and 1996, respectively.

                                     1997                          1996
                         -----------------------------  --------------------------
                              UNITS          AMOUNT         UNITS        AMOUNT
                         ---------------  ------------  -------------- -----------
Units sold..............    343,776.9440  $  6,533,006  1,505,157.0265 $22,213,213
Units redeemed..........  3,207,552.9759    54,141,291     37,322.2757     569,650
                         ---------------  ------------  -------------- -----------
  Net increase (de-
   crease).............. (2,863,776.0319) $(47,608,285) 1,467,834.7508 $21,643,563
                         ===============  ============  ============== ===========

The Separate Account funds that invest in Calvert Responsibly Invested Balanced Portfolio held 8,750.3198 units at a net asset value of $16.8728 and 328,167.7828 units at a net asset value of $14.2222 at December 31, 1997 and 1996, respectively.

                                       1997                       1996
                             --------------------------  -----------------------
                                 UNITS        AMOUNT        UNITS       AMOUNT
                             -------------  -----------  ------------ ----------
Units sold..................   42,602.0963  $   690,446  207,778.4639 $2,784,761
Units redeemed..............  362,019.5593    5,337,360   13,481.2612    179,929
                             -------------  -----------  ------------ ----------
  Net increase (decrease)... (319,417.4630) $(4,646,914) 194,297.2027 $2,604,832
                             =============  ===========  ============ ==========

The Separate Account funds that invest in T. Rowe Price International Series held 80,412.8368 units at a net asset value of $12.5035 and 1,588,913.5294 units at a net asset value of $12.2756 at December 31, 1997 and 1996, respectively.

                                     1997                        1996
                         -----------------------------  -----------------------
                              UNITS          AMOUNT        UNITS       AMOUNT
                         ---------------  ------------  ------------ ----------
Units sold..............    213,162.8383  $  2,766,405  804,268.0124 $9,291,422
Units redeemed..........  1,721,663.5309    21,196,571   18,839.2107    234,486
                         ---------------  ------------  ------------ ----------
  Net increase (de-
   crease).............. (1,508,500.6926) $(18,430,166) 785,428.8017 $9,056,936
                         ===============  ============  ============ ==========

The Separate Account funds that invest in VIPF Money Market Portfolio held
484.7800 units at a net asset value of $11.8940 and 35,464.9671 units at a net asset value of $11.2772 at December 31, 1997 and 1996, respectively.

                                         1997                     1996
                                -----------------------  -----------------------
                                   UNITS       AMOUNT       UNITS       AMOUNT
                                ------------  ---------  ------------ ----------
Units sold.....................  27,201.2618  $ 316,726  169,399.3668 $1,863,371
Units redeemed.................  62,181.4489    716,328  155,306.3050  1,703,900
                                ------------  ---------  ------------ ----------
  Net increase (decrease)...... (34,980.1871) $(399,602)  14,093.0618 $  159,471
                                ============  =========  ============ ==========

        VA-1 SEPARATE ACCOUNT OF UNUM LIFE INSURANCE COMPANY OF AMERICA

NOTE 3. RELATED PARTY TRANSACTIONS

UNUM Sales Corporation, an affiliate, acted as the distributor and principal underwriter of the Separate Account prior to October 1, 1996. Effective October 1, 1996, Lincoln Financial Advisors Corporation, a non-affiliate, acted as a distributor and principal underwriter of the Separate Account.

NOTE 4. SUBSEQUENT EVENT

Through April 1, 1998, the net assets of the Separate Account have decreased by approximately $1,427,000 from novations of assets to the separate accounts of Lincoln Life and Lincoln New York.

                     UNUM LIFE INSURANCE COMPANY OF AMERICA

                           FINANCIAL STATEMENT INDEX

COMPANY FINANCIAL STATEMENTS                                          PAGE
----------------------------                                          ----
Report of Independent Accountants................................. F-1
Statements of Income for the Years Ended December 31, 1997, 1996,
 and 1995......................................................... F-2
Balance Sheets as of December 31, 1997 and 1996................... F-3
Statements of Stockholders' Equity for the Years Ended December
 31, 1997, 1996, and 1995......................................... F-4
Statements of Cash Flows for the Years Ended December 31, 1997,
 1996, and 1995................................................... F-5
Notes to Financial Statements..................................... F-6 to F-25
Separate Account Financial Statements............................. Attached

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors
 UNUM Life Insurance Company of America

  We have audited the accompanying balance sheets of UNUM Life Insurance Company of America as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit incudes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UNUM Life Insurance Company of America as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Portland, Maine
February 4, 1998

                     UNUM LIFE INSURANCE COMPANY OF AMERICA

                              STATEMENTS OF INCOME

                                                   YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    1997      1996      1995
                                                  --------  --------  --------
                                                    (DOLLARS IN MILLIONS)
REVENUES
Premiums......................................... $2,304.9  $2,293.3  $2,208.8
Investment income................................    486.8     638.5     657.5
Net realized investment gains (losses)...........     (1.5)      5.9     184.7
Fees and other income............................    184.9      90.4      33.4
                                                  --------  --------  --------
  Total revenues.................................  2,975.1   3,028.1   3,084.4
BENEFITS AND EXPENSES
Benefits to policyholders........................  1,831.8   1,803.9   1,931.1
Interest credited................................     70.0     189.8     217.9
Operating expenses...............................    507.8     597.4     483.9
Commissions......................................    225.1     229.2     230.9
Increase in deferred policy acquisition costs....   (103.4)    (63.6)    (78.4)
Interest expense (income)........................     (1.2)      0.6       5.5
                                                  --------  --------  --------
  Total benefits and expenses....................  2,530.1   2,757.3   2,790.9
                                                  --------  --------  --------
INCOME BEFORE INCOME TAXES.......................    445.0     270.8     293.5
INCOME TAXES
Current..........................................     35.4      92.1      65.8
Deferred.........................................     98.4     (13.8)      4.6
                                                  --------  --------  --------
  Total income taxes.............................    133.8      78.3      70.4
                                                  --------  --------  --------
NET INCOME....................................... $  311.2  $  192.5  $  223.1
                                                  ========  ========  ========


                       See notes to financial statements.

                     UNUM LIFE INSURANCE COMPANY OF AMERICA

                                 BALANCE SHEET

                                                             DECEMBER 31,
                                                          --------------------
                                                            1997       1996
                                                          ---------  ---------
                                                              (DOLLARS IN
                                                               MILLIONS)
ASSETS
Investments
  Fixed maturities available for sale--at fair value (am-
   ortized cost: 1997--$4,898.2; 1996--$4,822.0)......... $ 5,174.1  $ 5,024.3
  Equity securities available for sale--at fair value
   (cost: 1997--$7.2; 1996--$8.5)........................       8.7       10.4
  Mortgage loans.........................................   1,023.4    1,042.7
  Real estate, net.......................................     219.0      233.1
  Policy loans...........................................     111.8      215.6
  Other long-term investments............................       1.2       12.2
  Short-term investments.................................      63.1       82.0
                                                          ---------  ---------
      Total investments..................................   6,601.3    6,620.3
Cash.....................................................      21.1       34.0
Accrued investment income................................     107.7      116.2
Premiums due.............................................     232.7      205.1
Deferred policy acquisition costs........................     616.8      515.9
Property and equipment, net..............................      97.4       89.6
Reinsurance receivables..................................   1,313.3    1,017.6
Deposit assets...........................................     670.4    2,797.4
Amounts receivable from affiliates, net..................      17.3        9.6
Current income taxes.....................................       3.6        --
Other assets.............................................     160.8      199.2
Separate account assets..................................      24.5      699.1
                                                          ---------  ---------
      Total assets....................................... $ 9,866.9  $12,304.0
                                                          =========  =========
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities
  Future policy benefits................................. $ 1,636.1  $ 1,559.2
  Unpaid claims and claim expenses.......................   4,514.8    4,056.6
  Other policyholder funds...............................     714.3    3,302.1
  Income taxes
    Current..............................................       --        27.0
    Deferred.............................................     350.0      201.8
  Other liabilities......................................     615.7      683.2
  Separate account liabilities...........................      24.5      699.1
                                                          ---------  ---------
      Total liabilities..................................   7,855.4   10,529.0
Stockholders' equity
  Common stock, par value $10 per share, authorized
   1,000,000 shares, issued 500,000 shares                      5.0        5.0
  Additional paid-in capital.............................     359.9      350.7
  Unrealized gains on available for sales securities,
   net...................................................     156.2       55.9
  Unrealized foreign currency translation adjustment.....     (12.4)      (8.3)
  Retained earnings......................................   1,502.8    1,371.7
                                                          ---------  ---------
      Total stockholders' equity.........................   2,011.5    1,775.0
                                                          =========  =========
      Total liabilities and stockholders' equity......... $ 9,866.9  $12,304.0
                                                          =========  =========

                       See notes to financial statements

                     UNUM LIFE INSURANCE COMPANY OF AMERICA

                       STATEMENTS OF STOCKHOLDERS' EQUITY

                                              UNREALIZED
                          COMMON            GAINS (LOSSES) UNREALIZED
                          STOCK              ON AVAILABLE    FOREIGN
                          $0.10  ADDITIONAL    FOR SALE     CURRENCY
                           PAR    PAID-IN    SECURITIES,   TRANSLATION RETAINED
                          VALUE   CAPITAL        NET       ADJUSTMENT  EARNINGS   TOTAL
                          ------ ---------- -------------- ----------- --------  --------
                                              (DOLLARS IN MILLIONS)
BALANCE AT JANUARY 1,
 1995...................   $5.0    $343.7       $ 46.5       $ (8.7)   $1,135.2  $1,521.7
1995 Transactions:
 Net income.............                                                  223.1     223.1
 Unrealized gains on
  available for sale se-
  curities, net.........                          97.7                               97.7
 Unrealized foreign cur-
  rency translation ad-
  justment..............                                        1.0                   1.0
 Other transactions.....              3.7                                             3.7
                           ----    ------       ------       ------    --------  --------
BALANCE AT DECEMBER 31,
 1995...................    5.0     347.4        144.2         (7.7)    1,358.3   1,847.2
1996 Transactions:
 Net income.............                                                  192.5     192.5
 Unrealized gains on
  available for sale se-
  curities, net.........                         (88.3)                             (88.3)
 Unrealized foreign cur-
  rency translation ad-
  justment..............                                       (0.6)                 (0.6)
 Dividends to stockhold-
  ers...................                                                 (179.1)   (179.1)
 Other transactions.....              3.3                                             3.3
                           ----    ------       ------       ------    --------  --------
BALANCE AT DECEMBER 31,
 1996...................    5.0     350.7         55.9         (8.3)    1,371.7   1,775.0
1997 Transactions:
 Net income.............                                                  311.2     311.2
 Unrealized gains on
  available for sale se-
  curities, net.........                         100.3                              100.3
 Unrealized foreign cur-
  rency translation ad-
  justment..............                                       (4.1)                 (4.1)
 Dividends to stockhold-
  ers...................                                                 (180.1)   (180.1)
 Other transactions.....              9.2                                             9.2
                           ----    ------       ------       ------    --------  --------
BALANCE AT DECEMBER 31,
 1997...................   $5.0    $359.9       $156.2       $(12.4)   $1,502.8  $2,011.5
                           ====    ======       ======       ======    ========  ========


                       See notes to financial statements.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

                           STATEMENTS OF CASH FLOWS

                                                   YEAR ENDED DECEMBER 31,
                                                 -----------------------------
                                                  1997      1996       1995
                                                 -------  ---------  ---------
                                                    (DOLLARS IN MILLIONS)
OPERATING ACTIVITIES:
Net income.....................................  $ 311.2  $   192.5  $   223.1
Adjustments to reconcile net income to net cash
 provided by operating activities:
 Increase in future policy benefits and unpaid
  claims and claim expenses....................    485.4      542.8      757.2
 Increase in amounts receivable under reinsur-
  ance agreements..............................   (277.4)    (640.4)     (61.4)
 Increase in income tax liability..............     67.0       26.0        5.7
 (Increase) decrease in deferred policy acqui-
  sition costs.................................   (100.9)     293.4      (78.6)
 Increase in deposit assets....................    (45.7)    (382.9)       --
 Deferral (recognition) of gain on sale of
  tax-sheltered annuities......................    (69.6)      77.2        --
 Charge for individual disability reinsurance
  fees.........................................      --        49.7        --
 Realized investment (gains) losses............      4.4        1.8     (199.3)
 Other.........................................    (40.0)      44.1      (25.8)
                                                 -------  ---------  ---------
   Net cash provided by operating activities...    334.4      204.2      620.9
                                                 -------  ---------  ---------
INVESTING ACTIVITIES:
Maturities of fixed maturities available for
 sale..........................................    392.7      684.4       61.0
Maturities of fixed maturities held to maturi-
 ty............................................      --         --       741.0
Sales of fixed maturities available for sale...    489.7    2,124.4      453.2
Sales of fixed maturities held to maturity.....      --         --         2.8
Sales of equity securities available for sale..      1.9        --       682.0
Sales and maturities of other investments......    214.0      256.3      293.6
Purchases of fixed maturities available for
 sale..........................................   (947.0)  (1,431.2)  (1,487.4)
Purchases of fixed maturities held to maturi-
 ty............................................      --         --      (169.2)
Purchases of equity securities available for
 sale .........................................      --         --      (104.4)
Purchases of other investments.................   (181.3)    (218.1)    (310.0)
Net increase (decrease) in short-term invest-
 ments.........................................     18.9   (1,042.1)    (607.0)
Net additions to property and equipment........    (12.0)     (37.0)     (15.2)
Repayment of note receivable from affiliate....      --         --        50.0
                                                 -------  ---------  ---------
   Net cash provided by (used in) investing ac-
    tivities...................................    (23.1)     336.7     (409.6)
                                                 -------  ---------  ---------
FINANCING ACTIVITIES:
Deposits and interest credited to investment
 contracts.....................................    165.1      536.9      601.1
Maturities and withdrawals from investment con-
 tracts........................................   (305.1)    (877.0)    (864.0)
Dividends to stockholders......................   (180.1)    (179.1)       --
Proceeds from notes payable to affiliate.......      --         --       100.0
Repayment of notes payable to affiliate........      --         --       (50.0)
Other..........................................      --         --         0.8
                                                 -------  ---------  ---------
   Net cash used in financing activities.......   (320.1)    (519.2)    (212.1)
                                                 -------  ---------  ---------
Effect of exchange rate changes on cash........     (4.1)      (0.5)       --
                                                 -------  ---------  ---------
Net increase (decrease) in cash................    (12.9)      21.2       (0.8)
Cash at beginning of year......................     34.0       12.8       13.6
                                                 -------  ---------  ---------
Cash at end of year............................  $  21.1  $    34.0  $    12.8
                                                 =======  =========  =========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMA-
 TION:
Cash paid during the year for:
 Income taxes..................................  $  56.5  $    47.4  $    64.3
 Interest......................................  $   --         --         5.5
                                                 =======  =========  =========

SUPPLEMENTAL DISCLOSURE OF NONCASH OPERATING AND INVESTING ACTIVITIES:

As discussed in Note 5, "Sale of Tax-Sheltered Annuity Business," consent for assumption reinsurance has been given by contractholders and participants owning approximately 92% of assets under management related to the tax-sheltered annuity business UNUM America sold in 1996. In connection with the consents received during 1997, UNUM America reduced its deposit assets by $2,282 million, policy loan assets by $103.5 million, other policyholder fund liabilities by $2,447.8 million and separate account assets and liabilities by $502.6 million.

In conjunction with the sale of UNUM America's tax sheltered annuity business during 1996, fixed maturities available for sale of $588.6 million and short-term investments of $1,825.9 million were transferred to the buyer on October 1, 1996. Upon transfer, there was a corresponding increase in UNUM America's deposit assets.

                      See notes to financial statements.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements of UNUM Life Insurance Company of America ("UNUM America") have been prepared on the basis of generally accepted accounting principles. UNUM America is jointly owned by UNUM Holding Company and UNUM Corporation. UNUM Holding Company is wholly-owned by UNUM Corporation. The 1995 financial statements have been restated to include the accounts of Commercial Life Insurance Company ("Commercial Life") which was merged with UNUM America effective December 31, 1996. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification

Certain 1996 and 1995 amounts have been reclassified in 1997 for comparative purposes.

Investments

Investments are reported as follows:

  . Fixed maturities available for sale (certain bonds and redeemable preferred stocks)--at fair value.
  . Equity securities available for sale (common stocks and non-redeemable preferred stocks)--at fair value.
  . Mortgage loans--at amortized cost less an allowance for probable losses. . Real estate--at cost less accumulated depreciation.
  . Policy loans--at unpaid principal balance.
  . Other long-term investments--at cost plus UNUM America's equity in undistributed net earnings since acquisition.
  . Short-term investments--are considered available for sale and are carried at cost which approximates fair value.

Fixed maturities and equity securities are classified as available for sale as they may be sold in response to changes in interest rates, resultant prepayment risk, liquidity and capital needs or other similar economic factors. Unrealized gains and losses related to securities classified as available for sale are excluded from net income and reported in a separate component of stockholders' equity, net of applicable deferred taxes and related adjustments to unpaid claims and claim expenses. The unrealized gains and losses are determined based on estimated market values at the balance sheet date and are not necessarily the amounts which would be realized upon sale of the securities or representative of future market values. Changing interest rates affect the level of unrealized gains and losses related to securities classified as available for sale. While rising interest rates are beneficial when investing current cash flows, they can also reduce the fair value of existing fixed rate long-term investments. In addition, lower interest rates can lead to early payoffs and refinancing of some of UNUM America's fixed rate investments. Management generally invests in fixed rate instruments that are structured to limit the exposure to such reinvestment risk.

Realized investment gains and losses, which are determined on the basis of specific identification and include adjustments for allowances for probable losses, are reported separately in the Statements of Income.

If a decline in fair value of an invested asset is considered to be other than temporary or if a long-lived asset is deemed to be permanently impaired, the investment is reduced to its net realizable value and the reduction is accounted for as a realized investment loss.

UNUM America discontinues the accrual of investment income on invested assets when it is determined that collectability is doubtful. UNUM America recognizes investment income on impaired loans when the income is received.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

Real estate held for sale is included in other assets in the Balance Sheets and is valued net of a valuation allowance which reduces the carrying value to the lower of fair value less estimated costs to sell or cost. This valuation allowance is periodically adjusted based on subsequent changes in UNUM America's estimate of fair value less costs to sell.

Purchases and sales of short-term financial instruments are part of investing activities and not necessarily a part of the cash management program. Therefore, short-term financial instruments are classified as investments in the Balance Sheets and are included as investing activities in the Statements of Cash Flows.

Deferred Policy Acquisition Costs

The costs of acquiring new business that vary with and are related primarily to the production of new business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, certain costs of policy issue and underwriting and certain variable field office expenses.

For individual disability, group disability, and group life and health business, the costs are amortized in proportion to expected future premiums. For universal life products, the costs are amortized in proportion to estimated gross profits from interest margins, mortality and other elements of performance under the contracts. Amortization is adjusted periodically to reflect differences between actual experience and original assumptions, with any resulting changes reflected in current operating results. The amounts deferred and amortized were as follows:

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                          ----------------------
                                                           1997    1996    1995
                                                          ------  ------  ------
                                                              (DOLLARS IN
                                                               MILLIONS)
Deferred................................................. $211.9  $194.7  $196.1
Less amortized........................................... (108.5) (131.1) (117.7)
                                                          ------  ------  ------
  Increase in deferred policy acquisition costs.......... $103.4  $ 63.6  $ 78.4
                                                          ======  ======  ======

Separate Accounts

Certain assets from tax-sheltered annuity ("TSA") contracts are in separate accounts that are pooled investment funds of securities. Prior to January 1, 1997, the assets of UNUM America's defined benefit plan were held in the separate accounts (see Note 8 "Employee Benefit and Incentive Plans"). Investment income and realized gains and losses on these accounts accrue directly to the contractholders. Assets, carried at market value, and liabilities of the separate accounts are shown separately in the Balance Sheets. The assets of the separate accounts are legally segregated and are not subject to claims that arise out of any other business of UNUM America.

On October 1, 1996, UNUM America closed the sale of its TSA business to The Lincoln National Life Insurance Company, a subsidiary of Lincoln National Corporation (see Note 5 "Sale of Tax-Sheltered Annuity Business"). For legal considerations, the separate account's TSA related assets were not transferred on October 1, 1996. TSA related assets are transferred only upon receipt of a contractholder and participant's consent for assumption reinsurance.

Accounting for Participating Individual Life Insurance

Participating policies issued by the former Union Mutual Life Insurance Company ("Union Mutual") prior to UNUM America's conversion to a stock life insurance company on November 14, 1986, will remain participating as long as they remain in force. A Participation Fund Account ("PFA") was established for the benefit of all of Union Mutual's individual participating life and annuity policies and contracts.

The assets of the PFA provide for the benefit, dividend and certain expense obligations of the participating individual life insurance policies and annuity contracts. This line of business participates in the experience of the

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

PFA and its operations have been excluded from the Statements of Income. The PFA represented approximately 3.7% and 2.9% of total assets and 4.6% and 3.4% of total liabilities at December 31, 1997, and 1996, respectively.

Other Policyholder Funds

Other policyholder funds are liabilities for investment-type contracts and represent customer deposits plus interest credited to those deposits at various rates.

Liabilities for Restructuring Activities

Liabilities for restructuring activities are recorded when management, prior to the balance sheet date, commits to execute an exit plan that will result in the incurral of costs that have no future economic benefit or approves a plan of termination and communicates sufficient detail of the plan to employees. Liabilities for restructuring activities are included in other liabilities in the Balance Sheets.

Income Taxes

The provision for income taxes includes amounts currently payable and deferred income taxes, which result from differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax rates and laws. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

Foreign Currency Translation

UNUM America has several branch operations located in foreign countries, the largest being in Canada. These branches generally maintain their balance sheet and income statement accounts in local functional currencies. These currencies are translated to U.S. dollars using ending and quarterly average exchange rates, respectively. The resulting translation adjustments are reported in a separate component of stockholders' equity.

Recognition of Premium Revenues and Related Expenses

Group insurance premiums are recognized as income over the period to which the premiums relate. Individual disability premiums are recognized as income when due. Benefits and expenses are matched with earned premiums to result in recognition of profits over the life of the contracts. This association is accomplished by recording a provision for future policy benefits and unpaid claims and claim expenses and by amortizing deferred policy acquisition costs.

For retirement and universal life products, premium and other policy fee revenue consist of charges for the cost of insurance, policy administration and surrenders assessed during the period. Charges related to services to be performed in the future are deferred until earned. The amounts received in excess of premium and fees are recorded as deposits and included in other policyholder funds in the Balance Sheets. Benefits and expenses include benefit claims in excess of related account balances, interest credited at various rates and amortization of deferred policy acquisition costs.

Reinsurance

UNUM America is involved in both the cession and assumption of reinsurance with other companies. Risks are reinsured with other companies to reduce UNUM America's exposure to large losses and permit recovery of a portion of direct losses. UNUM America remains liable to the insured for the payment of policy benefits if the reinsurers cannot meet their obligations under the reinsurance agreements. Deferred policy acquisition costs, premiums, benefits and expenses are stated net of reinsurance ceded to other companies. UNUM America

                    UNUM LIFE INSURANCE COMPANY OF AMERICA
evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize exposure to significant losses from reinsurer insolvencies.

Changes in Accounting Estimates

During fourth quarter 1997, certain reinsurance pools managed by UNUM Corporation's wholly-owned subsidiary, Duncanson & Holt Inc., received new claim information from ceding insurance enterprises about certain older pool years and completed an analysis of recent claims experience deterioration. As a result of these factors, certain pools have strengthened claim reserves. The impact to UNUM America in fourth quarter 1997 from these pool claim reserve increases was a $6.7 million increase in benefits to policyholders reported in the Special Risk Insurance segment, reducing net income by $4.4 million in the Statement of Income.

During 1995, UNUM America sold virtually all of its common stock portfolio. The sale of the common stock portfolio, which partially supported certain disability reserves, and the reinvestment of the proceeds primarily in investment grade fixed income assets at yields below the average portfolio yield, resulted in lower reserve discount rates for certain disability products reported in the Disability Insurance segment. This change in accounting estimate to lower certain discount rates resulted in an increase of $114.1 million to benefits to policyholders in the Statement of Income, and a decrease to net income of $74.2 million.

During 1995, UNUM America increased group long term disability reserves for incurred but not reported ("IBNR") claims, as reported in the Disability Insurance segment. The increased IBNR reserves were based on management's judgment that claims incurred but not yet reported would reflect increased levels of claims incidence and severity. This change in accounting estimate resulted in an increase to benefits to policyholders in the Statement of Income of $34.3 million, and a decrease to net income of $22.3 million.

During 1995, UNUM America increased reserves for unpaid claims related to the association group disability business by $15.0 million to reflect management's expectations of slower than expected claim recoveries. This change in accounting estimate, which was reported in the Disability Insurance segment, decreased net income by $9.8 million.

Accounting Pronouncements Adopted

Effective December 31, 1997, UNUM America adopted Financial Accounting Standards ("FAS") No. 129, "Disclosures of Information About Capital Structure," which consolidates disclosure requirements related to the type and nature of securities contained in an entity's capital structure. FAS 129 does not add to or change any of UNUM America's disclosures.

Effective January 1, 1997, UNUM America adopted FAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which established accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. The statement provides guidance for recognition or derecognition of assets and liabilities, focusing on the concepts of control and extinguishment. The adoption of FAS 125 did not have a material effect on UNUM America's results of operations or financial position.

Effective January 1, 1996, UNUM America adopted FAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," which established accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. The adoption of FAS 121 did not have a material effect on UNUM America's results of operations or financial position.

New Accounting Pronouncements

In June 1997, the Financial Accounting Standards Board ("FASB") issued FAS No. 130, "Reporting Comprehensive Income," which establishes standards for reporting and display of comprehensive income and its

                    UNUM LIFE INSURANCE COMPANY OF AMERICA
components in a financial statement with the same prominence as other financial statements. Comprehensive income is defined as net income adjusted for changes in stockholders' equity resulting from events other than net income or transactions related to an entity's capital instruments. UNUM America is required to adopt FAS 130 effective January 1, 1998, with reclassification of financial statements for earlier years required.

  In June 1997, the FASB issued FAS No. 131, "Disclosures about Segments of an Enterprise and Related Information," which establishes standards for reporting information about operating segments. Generally, FAS 131 requires that financial information be reported on the basis that is used internally for evaluating performance. UNUM America is required to adopt FAS 131 effective January 1, 1998, and comparative information for earlier years must be restated. This statement does not need to be applied to interim financial statements in the initial year of application. UNUM America is currently considering what impact, if any, FAS 131 will have on its current segment reporting structure.

In February 1998, the FASB issued FAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits," which revises current disclosure requirements for employers' pension and other retiree benefits. FAS 132 does not change the measurement or recognition of pension or other postretirement benefit plans. UNUM America is required to adopt FAS 132 effective January 1, 1998, with restatement of disclosures for earlier years required.

In December 1997, the Accounting Standards Executive Committee issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," which provides guidance on accounting for insurance-related assessments. UNUM America is required to adopt SOP 97-3 effective January 1, 1999. Previously issued financial statements should not be restated unless the SOP is adopted prior to the effective date and during an interim period. The adoption of SOP 97-3 is not expected to have a material impact on UNUM America's results of operations, liquidity or financial position.

NOTE 2. INVESTMENTS

The following tables summarize the components of investment income, net realized investment gains (losses) and changes in unrealized gains, net:

INVESTMENT INCOME

                                                        YEAR ENDED DECEMBER
                                                                31,
                                                        ----------------------
                                                         1997    1996    1995
                                                        ------  ------  ------
                                                            (DOLLARS IN
                                                             MILLIONS)
Fixed maturities:
  Available for sale................................... $386.2  $496.1  $390.3
  Held to maturity.....................................    --      --    145.9
Equity securities available for sale...................    --      --      4.3
Mortgage loans.........................................  101.5   104.6   113.4
Real estate............................................   21.7    19.0    13.8
Policy loans...........................................    5.2     9.0     7.6
Other long-term investments............................    2.4     6.5     1.6
Short-term investments.................................    6.4    42.5    20.3
                                                        ------  ------  ------
    Gross investment income............................  523.4   677.7   697.2
Less investment expenses...............................  (12.2)  (14.7)  (15.1)
Less investment income on participating
 individual life insurance policies and annuity con-
 tracts................................................  (24.4)  (24.5)  (24.6)
                                                        ------  ------  ------
    Investment income.................................. $486.8  $638.5  $657.5
                                                        ======  ======  ======

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

NET REALIZED INVESTMENT GAINS (LOSSES)

                                                         YEAR ENDED DECEMBER
                                                                 31,
                                                         ----------------------
                                                          1997    1996    1995
                                                         ------  ------  ------
                                                             (DOLLARS IN
                                                              MILLIONS)
Gross realized investment gains:
Fixed maturities:
  Available for sale.................................... $ 15.1  $ 19.1  $  9.7
  Held to maturity......................................    --      --      0.1
Equity securities available for sale....................    0.6     --    210.8
Mortgage loans, real estate and other...................    6.1    17.2    17.9
                                                         ------  ------  ------
    Gross realized investment gains.....................   21.8    36.3   238.5
                                                         ------  ------  ------
Gross realized investment losses:
Fixed maturities:
  Available for sale....................................  (11.2)  (23.5)  (10.0)
  Held to maturity......................................    --      --     (0.8)
Equity securities available for sale....................    --      --    (14.8)
Mortgage loans, real estate and other...................  (12.1)   (6.9)  (28.2)
                                                         ------  ------  ------
    Gross realized investment losses....................  (23.3)  (30.4)  (53.8)
                                                         ------  ------  ------
      Net realized investment gains (losses)............ $ (1.5) $  5.9  $184.7
                                                         ======  ======  ======

CHANGE IN UNREALIZED GAINS, NET

                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                              ---------------
                                                               1997    1996
                                                              ------  -------
                                                               (DOLLARS IN
                                                                MILLIONS)
Fixed maturities available for sale.......................... $ 73.6  $(217.6)
Equity securities available for sale.........................   (0.3)     3.0
Marketable securities held in trust..........................  127.7      --
Unpaid claims adjustment.....................................  (49.7)    84.1
Deferred taxes...............................................  (51.0)    42.2
                                                              ------  -------
Total change in unrealized gains, net, as included in stock-
 holders' equity............................................. $100.3  $ (88.3)
                                                              ======  =======

UNUM America's fixed maturities are reported at fair value as a result of being classified as available for sale. Accordingly, the related liability for unpaid claims and claims expenses is adjusted to reflect the changes that would have been necessary if the related fixed maturities were sold at their fair value and the proceeds were reinvested at current yields. At December 31, 1997, and 1996, the unrealized gain on available for sale fixed maturities was $275.9 million and $202.3 million, respectively, and the related unpaid claims adjustment was $169.1 million and $119.4 million, respectively.

The marketable securities held in trust relate to the individual disability reinsurance agreement (see Note 6 "Reinsurance"). Changes in fair value of the assets and the related adjustment to unpaid claims are reflected in the equity section of UNUM America's Balance Sheet.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

FIXED MATURITIES

The amortized cost and fair values of fixed maturities available for sale at December 31, 1997, were as follows:

                                             GROSS             GROSS
                         AMORTIZED COST UNREALIZED GAINS UNREALIZED LOSSES FAIR VALUE
                         -------------- ---------------- ----------------- ----------
                                            (DOLLARS IN MILLIONS)
U.S. Government.........    $   25.3         $  0.4            $ --         $   25.7
States and municipali-
 ties...................       707.5           25.7              --            733.2
Foreign governments.....       142.2           13.7              --            155.9
Public utilities........       981.6           65.2             (0.1)        1,046.7
Corporate bonds.........     2,870.7          170.1             (0.9)        3,039.9
Redeemable preferred
 stocks.................         2.0            --              (0.1)            1.9
Mortgage-backed securi-
 ties...................       168.9            1.9              --            170.8
                            --------         ------            -----        --------
  Total.................    $4,898.2         $277.0            $(1.1)       $5,174.1
                            ========         ======            =====        ========

The amortized cost and fair values of fixed maturities available for sale at December 31, 1996, were as follows:

                                             GROSS             GROSS
                         AMORTIZED COST UNREALIZED GAINS UNREALIZED LOSSES FAIR VALUE
                         -------------- ---------------- ----------------- ----------
                                            (DOLLARS IN MILLIONS)
U.S. Government.........    $   25.8         $  1.8           $  --         $   27.6
States and municipali-
 ties...................       402.4            9.2             (0.7)          410.9
Foreign governments.....       137.9           10.5             (0.2)          148.2
Public utilities........       983.3           47.7             (1.4)        1,029.6
Corporate bonds.........     3,267.2          147.6            (12.0)        3,402.8
Redeemable preferred
 stocks.................         2.0             --             (0.4)            1.6
Mortgage-backed securi-
 ties...................         3.4            0.2               --             3.6
                            --------         ------           ------        --------
  Total.................    $4,822.0         $217.0           $(14.7)       $5,024.3
                            ========         ======           ======        ========

The amortized cost and fair value of fixed maturities available for sale at December 31, 1997, by contractual maturity date, are shown below. Expected maturities will differ from contractual maturities since certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      AMORTIZED COST FAIR VALUE
                                                      -------------- ----------
                                                        (DOLLARS IN MILLIONS)
Due in one year or less..............................    $  151.2     $  153.2
Due after one year through five years................     1,727.3      1,815.4
Due after five years through ten years...............     2,472.2      2,629.6
Due after ten years..................................       378.6        405.0
                                                         --------     --------
                                                          4,729.3      5,003.2
  Mortgage-backed securities (primarily due after 10
   years)............................................       168.9        170.9
                                                         --------     --------
    Total............................................    $4,898.2     $5,174.1
                                                         ========     ========

EQUITY SECURITIES

The fair values, which also represent carrying amounts, and the cost of equity securities available for sale were as follows at December 31, 1997:

                                                                 COST FAIR VALUE
                                                                 ---- ----------
                                                                   (DOLLARS IN
                                                                    MILLIONS)
Common stocks:
  Industrial, miscellaneous and all other....................... $7.2    $8.7
                                                                 ====    ====

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

Gross unrealized investment gains on equity securities available for sale totaled $1.5 million and $1.9 million, at December 31, 1997, and 1996, respectively. Gross unrealized investment losses were immaterial at December 31, 1997, and 1996.

MORTGAGES

At December 31, 1997, and 1996, impaired loans totaled $40.7 million and $48.9 million, respectively. Included in the $40.7 million were $20.8 million of loans which had a related allowance for probable losses of $3.5 million, and loans of $19.9 million which had no related allowance for probable losses. Included in the $48.9 million of impaired loans at December 31, 1996, were $37.4 million of loans which had a related allowance for probable losses of $5.5 million, and a loan of $11.5 million which had no related allowance for probable losses.

Restructured mortgage loans amounted to $36.5 million and $50.1 million at December 31, 1997, and 1996, respectively. Troubled debt restructurings represent loans that are refinanced with terms more favorable to the borrower. Interest lost on restructured loans was not material for the years ended December 31, 1997, 1996 or 1995.

REAL ESTATE AND OTHER

Real estate acquired in satisfaction of debt cumulatively amounted to $76.1 million at December 31, 1997. Real estate held for sale amounted to $22.4 million at December 31, 1997, and $9.8 million at December 31, 1996.

Real estate with a depreciated cost of $3.5 million and no bonds or mortgages were non-income producing for the twelve months ended December 31, 1997. Interest lost on these investments was not material in 1997, 1996 or 1995.

UNUM America was committed at December 31, 1997, to purchase fixed maturities and other invested assets in the amount of $39.5 million.

NOTE 3. ALLOWANCE FOR PROBABLE LOSSES ON INVESTED ASSETS AND
    REAL ESTATE HELD FOR SALE

Changes in the allowance for probable losses on mortgage loans and real estate held for sale were as follows:

                                 BALANCE AT                          BALANCE AT
                              BEGINNING OF YEAR ADDITIONS DEDUCTIONS END OF YEAR
                              ----------------- --------- ---------- -----------
                                            (DOLLARS IN MILLIONS)
Year Ended December 31, 1997
  Mortgage loans............        $36.0         $ 3.1     $ (7.1)     $32.0
  Real estate held for
   sale.....................         14.3           2.7        --        17.0
                                    -----         -----     ------      -----
    Total...................        $50.3         $ 5.8     $ (7.1)     $49.0
                                    =====         =====     ======      =====
Year Ended December 31, 1996
  Mortgage loans............        $37.3         $ 1.0     $ (2.3)     $36.0
  Real estate held for
   sale.....................         18.0          (0.4)      (3.3)      14.3
                                    -----         -----     ------      -----
    Total...................        $55.3         $ 0.6     $ (5.6)     $50.3
                                    =====         =====     ======      =====
Year Ended December 31, 1995
  Mortgage loans............        $41.7         $ 8.9     $(13.3)     $37.3
  Real estate held for
   sale.....................         12.7           5.7       (0.4)      18.0
                                    -----         -----     ------      -----
    Total...................        $54.4         $14.6     $(13.7)     $55.3
                                    =====         =====     ======      =====

Additions represent charges to net realized investment gains (losses) less recoveries and deductions represent reserves released upon disposal or restructuring of the related asset.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

NOTE 4. RESERVES

Reserves for Future Policy Benefits

Reserves for future policy benefits are calculated by the net-level premium method and are based on UNUM America's expected morbidity, mortality and interest rate assumptions at the time a policy is issued. These reserves represent the portion of premiums received, accumulated with interest and held to provide for claims that have not yet been incurred. The reserve assumptions are periodically reviewed and compared with actual experience and may be revised if it is determined that future expected experience is different from the reserve assumptions. Reserves for group insurance policies consist primarily of unearned premiums. The interest rates used in the calculation of reserves for future policy benefits at December 31, 1997, and 1996, principally ranged from 5.0% to 9.5%. Certain reserve calculations are based on variable interest rates within these ranges.

Reserves for Unpaid Claims and Claim Expenses

Unpaid claims and claim expense reserves represent the amount estimated to fund claims that have been reported but not settled and claims incurred but not reported. Reserves for unpaid claims are estimated based on UNUM America's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends, risk management programs and renewal actions. Many factors affect actuarial calculations of claim reserves, including but not limited to interest rates and current and anticipated incidence rates, recovery rates, and economic and societal conditions. Management periodically performs a review of reserve estimates and assumptions. If management determines reserve assumptions need to be updated, any resulting adjustment to reserves are reflected in current results. Given that insurance products contain inherent risks and uncertainties, the ultimate liability may be more or less than such estimates indicate.

The interest rates used in the calculation of disability claims reserves at December 31, 1997, and 1996, were principally as follows:

                                                         1997          1996
                                                     ------------  ------------
Group long term disability..........................         7.84%         7.88%
Individual disability............................... 7.0% to 9.50% 7.0% to 9.50%

The interest rate used to discount the disability reserves is a composite of the yields on assets specifically identified with each block of business. The discount rate may decline further depending on the interest rate environment. UNUM America periodically adjusts prices on both existing and new business in an effort to mitigate the impact of the current interest rate environment.

For other accident and health business, reserves are based on projections of historical claims run-out patterns.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

Activity in the liability for unpaid claims and claim expenses is summarized as follows:

                                                     1997      1996      1995
                                                   --------  --------  --------
                                                     (DOLLARS IN MILLIONS)
Balance at January 1.............................. $4,056.6  $3,774.0  $2,939.0
  Less reinsurance receivables....................   (254.3)    (87.3)    (53.9)
Effect of unrealized gains........................   (119.4)   (203.4)      --
                                                   --------  --------  --------
Net balance at January 1..........................  3,682.9   3,483.3   2,885.1
Incurred related to:
  Current year....................................  1,373.1   1,260.0   1,403.0
  Prior years.....................................    314.3     262.1     410.4
                                                   --------  --------  --------
Total incurred....................................  1,687.4   1,522.1   1,813.4
Paid related to:
  Current year....................................    441.3     380.6     366.5
  Prior years.....................................  1,039.4     941.8     848.7
                                                   --------  --------  --------
Total paid........................................  1,480.7   1,322.4   1,215.2
Net balance at December 31........................  3,889.6   3,682.9   3,483.3
  Plus reinsurance receivables....................    456.1     254.3      87.3
Effect of unrealized gains........................    169.1     119.4     203.4
                                                   --------  --------  --------
Balance at December 31............................ $4,514.8  $4,056.6  $3,774.0
                                                   ========  ========  ========

The components of the unpaid claims and claims expenses incurred and related to prior years were as follows:

                                                            1997   1996   1995
                                                           ------ ------ ------
                                                               (DOLLARS IN
                                                                MILLIONS)
Interest accrued on reserves.............................. $230.1 $228.0 $214.2
Changes in reserve estimates and assumptions..............   84.2   34.1  196.2
                                                           ------ ------ ------
  Incurred related to prior years......................... $314.3 $262.1 $410.4
                                                           ====== ====== ======

The additional reserves for amounts incurred related to prior years were primarily the result of interest accrued on reserves, changes in reserve estimates and assumptions of interest rates, morbidity, mortality and expense costs. Due to the long term claims payment pattern of some of UNUM America's businesses, certain reserves, particularly disability, are discounted for interest.

The effects of changes in reserve estimates and assumptions were more significant in 1995, primarily as a result of increased reserves from lower discount rates for certain disability products following the sale of the common stock portfolio, and adjustments to strengthen certain disability reserves in 1995.

Beginning in 1995, as explained in Note 2 "Investments," unpaid claims are adjusted to reflect changes that would have been necessary if the unrealized gains and losses had been realized. Where applicable, UNUM America has reflected those adjustments in the liability balances with corresponding credits or charges, net of related deferred taxes, reported as a component of unrealized gains in stockholders' equity.

NOTE 5. SALE OF TAX-SHELTERED ANNUITY BUSINESS

On October 1, 1996, UNUM America closed the sale of its group tax-sheltered annuity ("TSA") businesses to The Lincoln National Life Insurance Company ("Lincoln"), a subsidiary of Lincoln National Corporation. The sale involved approximately 1,650 group contractholders and assets under management of approximately $3.2 billion. The contracts were initially reinsured on an indemnity basis. Upon consent of the TSA contractholders and participants, the contracts are considered reinsured on an assumption basis, legally releasing UNUM America from future contractual obligation to the respective contractholders and participants.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

To effect the sale of the TSA business, UNUM America transferred into a trust account held for the benefit of Lincoln approximately $2,641 million of assets. UNUM America has recorded a deposit asset in its Balance Sheet representing the assets which support the TSA contracts of those contractholders and participants that have not given consent for assumption reinsurance. At December 31, 1997, the deposit asset related to the TSA transaction was approximately $252 million.

The sale resulted in a deferred pretax gain of $77.2 million, which is being recognized in income in proportion to contractholder and participant consents for assumption reinsurance. Through December 31, 1997, consent for assumption reinsurance has been provided by TSA contractholders and participants owning approximately 92% of assets under management.

Historical results of the TSA business included in UNUM America's Statements of Income were as follows:

                                                            YEAR ENDED DECEMBER
                                                                    31,
                                                            --------------------
                                                             1997   1996  1995
                                                            ------ ------ ------
                                                                (DOLLARS IN
                                                                 MILLIONS)
Revenues................................................... $121.9 $203.1 $244.4
Net income................................................. $ 46.5 $ 12.2 $ 30.1
                                                            ====== ====== ======

The results shown above for the year ended December 31, 1997, include $69.6 million of revenues, reported as fees and other income, and $45.2 million of net income, related to the recognition of the deferred pretax gain for those contractholders and participants that have given consent for assumption reinsurance.

NOTE 6. REINSURANCE

UNUM America is involved in both the cession and assumption of reinsurance with other companies.

On October 23, 1996, UNUM America announced the execution of a definitive reinsurance agreement between UNUM America and Centre Life Reinsurance Limited ("Centre Re"), a Bermuda-based reinsurance specialist, for reinsurance coverage of the active life reserves of UNUM America's existing United States non-cancelable individual disability ("ID") block of business. This agreement does not reinsure any claims incurred prior to January 1, 1996. The agreement follows UNUM America's announcement in late 1994 that it would no longer market the non-cancelable form of ID coverage in the United States.

The agreement is a finite reinsurance arrangement that transfers liabilities to Centre Re based on the level of statutory reserves. Centre Re has an obligation to absorb losses within a defined risk layer, while UNUM America must fund an experience layer representing the difference between reserves related to the reinsured block, based on generally accepted accounting principles ("GAAP"), and the bottom of Centre Re's defined risk layer. Within this experience layer, UNUM America retains the earnings risk related to potential adverse experience from the reinsured block. Under the agreement, UNUM America funds a trust account, initially established in late 1996, with assets equal to the amount of GAAP reserves related to the reinsured block plus the amount of its experience layer. The value of UNUM America's experience layer increases or decreases in conjunction with the underlying operating results of the reinsured block. Additionally, realized gains or losses on assets sold, and unrealized gains or losses on marketable securities held in the trust and the related claim reserves, affect the valuation of the experience layer. UNUM America reflects the carrying value of the experience layer in its Balance Sheet as a deposit asset, which at December 31, 1997, totaled approximately $347 million. Changes in the experience layer derived from the underlying operating results of the reinsured block are reflected in fees and other income and realized gains or losses from sales of trust assets are reflected as realized investment gains (losses) in UNUM America's Statement of Income. Changes in the experience layer resulting from unrealized gains or losses on marketable securities held in the trust and the related claim reserves are reflected as unrealized gains or losses in the equity section of UNUM America's Balance Sheet.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

In fourth quarter 1996, UNUM America recognized a pretax charge of $49.7 million, which represents the present value of the anticipated minimum amount of fees to be paid to Centre Re under the agreement. UNUM has the right, but no obligation, to recapture the business after five years, with certain penalties.

The effect of all reinsurance on premiums earned and written for the years ended December 31, 1997, 1996 and 1995 was as follows:

                                                     1997      1996      1995
                                                   --------  --------  --------
                                                     (DOLLARS IN MILLIONS)
Premiums earned:
  Direct.......................................... $2,366.7  $2,112.2  $2,024.3
  Assumed.........................................    294.4     251.2     239.5
  Ceded...........................................   (356.2)    (70.1)    (55.0)
                                                   --------  --------  --------
    Premiums earned............................... $2,304.9  $2,293.3  $2,208.8
                                                   ========  ========  ========
Premiums written:
  Direct.......................................... $2,365.6  $2,114.9  $2,025.0
  Assumed.........................................    315.9     285.8     248.4
  Ceded...........................................   (367.1)    (95.6)    (56.1)
                                                   --------  --------  --------
    Premiums written.............................. $2,314.4  $2,305.1  $2,217.3
                                                   ========  ========  ========

For the years ended December 31, 1997, 1996 and 1995, recoveries recognized under reinsurance agreements offset benefits to policyholders by $270.9 million, $65.7 million and $50.7 million, respectively.

NOTE 7. BUSINESS RESTRUCTURING AND OTHER CHARGES

Business Restructuring

Charges of $7.2 million and $8.4 million were recorded in 1996 and 1995, respectively. The charge in 1996 was related to the merger of Commercial Life into UNUM America. The charge in 1995 related to the acceleration of organizational changes within UNUM America and the decision to discontinue the individual disability non-cancelable product. Partially offsetting the charge recorded in 1995 was a curtailment gain, related to workforce reductions in UNUM Corporation's noncontributory defined benefit pension plan, which includes UNUM America.

Intangible Asset Write-offs and Future Loss Reserves

In connection with the merger of Commercial Life into UNUM America, the sale of the tax-sheltered annuity business (see Note 5 "Sale of Tax-Sheltered Annuity Business"), as well as UNUM America's continued efforts to strengthen its focus on its core products, the company initiated a review of certain products, which resulted in the recognition of pretax charges totaling $37.5 million during 1996. These charges reduced income before income taxes by $13.1 million in the Disability Insurance segment, $9.4 million in the Special Risk Insurance segment, and $15.0 million in the Retirement Products segment. On an after-tax basis the charges reduced net income by $25.1 million.

The total charges of $37.5 million included the write-off of certain intangible assets, primarily deferred acquisition costs, totaling $12.7 million. These intangible assets were deemed unrecoverable primarily due to the expectation of continued losses in the association group disability business. Additionally, in conjunction with the completion of a review of UNUM America's discontinued product portfolio, a $22.4 million charge was taken to establish a reserve for the present value of expected future losses on certain discontinued products. Losses for these products are charged to the reserve at the time realized. The products incorporated in the charge consist of certain discontinued special risk, retirement and medical products.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

NOTE 8. EMPLOYEE BENEFIT AND INCENTIVE PLANS

Pension Plans

At December 31, 1997, UNUM Corporation had a noncontributory defined benefit pension plan ("Lifecycle Plan") covering substantially all domestic employees, including employees of UNUM America. The Lifecycle Plan provides benefits based on the employee's age at retirement, years of service and earnings during the highest five of the last ten years of employment. UNUM America funds its pension plan in accordance with the requirements of the Employee Retirement Income Security Act of 1974, as amended. Beginning in 1997, plan assets were transferred from UNUM America's separate accounts into a trust for the exclusive benefit of plan participants, and includes 448,784 shares of UNUM Corporation common stock.

In 1997, UNUM Corporation changed the measurement date for the valuation of its pension plan and postretirement benefit plan assets and actuarially determined obligations from December 31, to September 30. The change in measurement date had no effect on 1997 or prior years' net pension and periodic postretirement benefit costs.

Postretirement Health Care and Life Insurance Benefits

UNUM America provides certain health care and life insurance benefits for retired employees and covered dependents. Substantially all domestic employees of UNUM America may become eligible for these benefits if they meet minimum age and service requirements, if they are eligible for retirement benefits and if they agree to contribute a portion of the cost. UNUM America has the right to modify or terminate these benefits. The underlying plans are not currently funded. The cost of these plans was $3.0 million, $8.0 million and $8.5 million for the years ended December 31, 1997, 1996 and 1995, respectively. At December 31, 1997, and 1996 the liability associated with these plans was $71.3 million and $64.8 million, respectively.

Retirement Savings Plans

UNUM America participates in UNUM Corporation's Retirement Savings Plan. Effective January 1, 1997, UNUM Corporation introduced a single retirement savings plan for all domestic employees who meet the eligibility requirement of one year of service. Dependent upon the employee's annual earnings, eligible employees may contribute up to 15% of their annual compensation, including incentive payouts. UNUM America matches 100% of the employee's contribution up to 3% of the employee's compensation, plus 50% of the employee's contribution on the next 2% of the employee's compensation, to a maximum of 4%. Employees become 100% vested immediately upon becoming eligible to participate. Expense for this plan and the former plans amounted to $7.3 million, $5.6 million and $6.3 million in 1997, 1996 and 1995, respectively.

Annual Incentive Plans

UNUM America has several annual incentive plans for certain employees and executive officers that provide additional compensation based on achievement of predetermined annual corporate and affiliate financial and non-financial goals. In 1997, 1996 and 1995, expense for these plans was $26.1 million, $31.1 million and $14.7 million, respectively.

Stock Options

The 1996 Long-Term Stock Incentive Plan ("1996 Incentive Plan") provides for granting options to officers, nonemployee directors of UNUM America, and key employees to purchase UNUM Corporation common stock over ten years. The 1996 Incentive Plan also provides for granting to key officers restricted stock awards whose vesting is contingent upon achieving prescribed financial performance objectives or upon the grantee remaining in UNUM's employ for a specified period of time. Options and restricted stock may be granted annually at the discretion of the Committee.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

The 1998 Goals Stock Option Plan provides for granting to all eligible employees up to 300 options to purchase UNUM Corporation common stock. The options will vest to the employee nine years from the date of grant. Vesting may be accelerated to an earlier date at the discretion of the plan administrator.

NOTE 9. DIVIDEND RESTRICTIONS

UNUM America is subject to various state insurance regulatory restrictions that limit the maximum amount of dividends available from its United States domiciled insurance subsidiaries without prior approval. The amount available under current law for payment of dividends during 1998 to UNUM Corporation from UNUM America without state insurance regulatory approval is approximately $182 million. Dividends in excess of this amount may only be paid with state insurance regulatory approval. The statutory capital and surplus of UNUM America was approximately $946 million and $961 million, at December 31, 1997, and 1996, respectively. The statutory net operating income, which excludes realized investment gains and losses net of tax, of UNUM America was approximately $182 million, $113 million and $227 million for 1997, 1996 and 1995, respectively. State insurance regulatory authorities prescribe statutory accounting practices that differ in certain respects from generally accepted accounting principles. The significant differences relate to deferred acquisition costs, deferred income taxes, non-admitted asset balances, required investment risk reserves and reserve calculation assumptions.

NOTE 10. INCOME TAXES

A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                         YEAR ENDED DECEMBER
                                                                 31,
                                                         ----------------------
                                                          1997    1996    1995
                                                         ------  ------  ------
                                                             (DOLLARS IN
                                                              MILLIONS)
Tax at federal statutory rate of 35%.................... $155.8  $ 94.8  $102.7
Tax-exempt income.......................................  (15.7)  (15.4)  (24.6)
Other...................................................   (6.3)   (1.1)   (7.7)
                                                         ------  ------  ------
  Income taxes.......................................... $133.8  $ 78.3  $ 70.4
                                                         ======  ======  ======

Deferred income tax liabilities and assets consist of the following:

                                                                  DECEMBER 31,
                                                                  -------------
                                                                   1997   1996
                                                                  ------ ------
                                                                   (DOLLARS IN
                                                                    MILLIONS)
Deferred tax liabilities:
  Deferred policy acquisition costs.............................. $171.4 $146.6
  Policy reserve adjustments.....................................  117.7   89.1
  Net unrealized gains...........................................   94.5   70.7
  Value of business acquired.....................................    1.0    1.2
  Invested assets................................................    0.6    --
  Other..........................................................    2.9    --
                                                                  ------ ------
    Gross deferred tax liabilities...............................  388.1  307.6
                                                                  ------ ------
Deferred tax assets:
  Net realized losses............................................    6.0   16.8
  Postretirement benefits........................................   25.4   24.4
  Deferred gains.................................................    2.0   27.0
  Accrued liabilities............................................    3.7   26.6
  Other..........................................................    1.0   11.0
                                                                  ------ ------
    Gross deferred tax assets....................................   38.1  105.8
                                                                  ------ ------
Net deferred tax liability....................................... $350.0 $201.8
                                                                  ====== ======

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

UNUM America's operations are included with those of UNUM Corporation and subsidiaries in a consolidated income tax return. Under provisions of a tax-sharing agreement among the members of the consolidated tax return group, tax is allocated based on the separate return taxable income of each company with companies being reimbursed currently for their capital and ordinary losses.

UNUM America's Statements of Income for 1997, 1996 and 1995, included the following amounts of foreign income and related income tax expense:

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                              -----------------
                                                              1997  1996   1995
                                                              ----- -----  ----
                                                                (DOLLARS IN
                                                                 MILLIONS)
Foreign income............................................... $10.4 $11.5   --
                                                              ===== =====  ====
Income tax expense (credit):
  Current.................................................... $ 0.6 $(1.5)  --
                                                              ----- -----  ----
  Deferred...................................................   3.1   5.6   --
                                                              ----- -----  ----
    Total.................................................... $ 3.7 $ 4.1   --
                                                              ===== =====  ====

NOTE 11. FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair values are based on quoted market prices, when available. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. These valuation techniques require management to develop a significant number of assumptions, including discount rates and estimates of future cash flow. Derived fair value estimates cannot be substantiated by comparison to independent markets or to disclosures by other companies with similar financial instruments. These fair value disclosures do not purport to be the amount that could be realized in immediate settlement of the financial instrument.

The following table summarizes the carrying amounts and fair values of UNUM America's financial instruments at December 31, 1997, and 1996:

                                                   1997              1996
                                             ----------------- -----------------
                                             CARRYING   FAIR   CARRYING   FAIR
                                              AMOUNT   VALUE    AMOUNT   VALUE
                                             -------- -------- -------- --------
                                                    (DOLLARS IN MILLIONS)
Financial assets:
  Fixed maturities available for sale....... $5,174.1 $5,174.1 $5,024.3 $5,024.3
  Equity securities available for sale......      8.7      8.7     10.4     10.4
  Mortgage loans............................  1,023.4  1,127.4  1,042.7  1,119.7
  Policy loans..............................    111.8    111.8    215.6    215.6
  Short-term investments....................     63.1     63.1     82.0     82.0
  Cash......................................     21.1     21.1     34.0     34.0
  Accrued investment income.................    107.7    107.7    116.2    116.2
  Deposit assets............................    670.4    670.4  2,797.4  2,797.4
Financial liabilities:
  Other policyholder funds:
    Investment-type insurance contracts:
      With defined maturities............... $  141.6 $  159.3 $  191.0 $  216.0
      With no defined maturities............    319.2    315.4  2,848.0  2,787.0
    Individual annuities and
      supplementary contracts not
       involving life contingencies.........     63.5     63.5     69.1     69.1
                                             ======== ======== ======== ========

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

Fixed Maturities Available for Sale: Fair values for fixed maturities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

Equity Securities Available for Sale: Fair values for equity securities available for sale are based on quoted market prices and are reported in the Balance Sheets at these values.

Mortgage Loans: Fair values for mortgage loans are estimated based on discounted cash flow analyses using interest rates currently being offered for similar mortgage loans to borrowers with similar credit ratings and maturities. Mortgage loans with similar characteristics are aggregated for purposes of the calculations.

Policy Loans, Short-term Investments, Cash, Accrued Investment Income and Deposit Assets: Fair values for these instruments approximate the carrying amounts reported in the Balance Sheets.

Investment-type Insurance Contracts: Fair values for liabilities under investment-type insurance contracts with defined maturities are estimated using discounted cash flow calculations based on interest rates that would be offered currently for similar contracts with maturities consistent with those remaining for the contracts being valued. Fair values for liabilities under investment-type insurance contracts with no defined maturities are the amounts payable on demand after surrender charges at the balance sheet date.

The estimated fair values of liabilities under all insurance contracts (investment-type and other than investment-type) are taken into consideration in UNUM America's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

Individual Annuities and Supplementary Contracts not Involving Life
Contingencies: Fair values approximate the carrying amounts reported in other policyholder funds in the Balance Sheets.

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

NOTE 12. DERIVATIVE FINANCIAL INSTRUMENTS

UNUM America periodically uses options, futures, and forward exchange contracts which are common derivative financial instruments, to hedge certain risks associated with anticipated purchases and sales of investments, anticipated debt issuance and certain payments denominated in foreign currencies, primarily Canadian dollars. These derivative financial instruments are used to protect UNUM America from the effect of market fluctuations in interest and exchange rates between the contract date and the date on which the hedged transaction occurs.

In using these instruments, UNUM America is subject to the off-balance-sheet credit risk that the counterparties of the transactions will fail to perform as contracted. UNUM America manages this risk by only entering into contracts with highly rated institutions and listed exchanges. UNUM America does not hold or issue derivative financial instruments for the purpose of trading.

Historically, all positions UNUM America has taken in derivative contracts have qualified for hedge accounting in accordance with the criteria established by FAS 52, "Foreign Currency Translation," and FAS 80, "Accounting for Futures Contracts." Upon entering a derivative contract, UNUM America uses this criteria to evaluate the correlation of risk protection provided by a derivative contract to the risk created by market fluctuations to ensure hedge accounting is appropriate for the contract. Accordingly, gains or losses related to qualifying hedges of firm commitments or anticipated transactions involving investment purchases and debt issuance are deferred and recognized as an adjustment to the carrying amount of the underlying asset or liability when the hedged transaction occurs. Gains or losses related to qualifying hedges of anticipated transactions involving the sale of investments are deferred and recognized in income when the hedged transaction occurs. No gains or losses related to qualifying hedges of anticipated transactions involving payments denominated in foreign currencies are recorded if the hedged transaction is likely to occur.

The amount of any deferred gains or losses on outstanding interest rate futures contracts, which require daily cash settlement, are included in fixed maturities in UNUM America's Balance Sheet. The fair values of any outstanding forward exchange rate contracts and options which do not require daily cash settlement, are not recognized in UNUM America's Balance Sheet.

Any resulting gains or losses from early termination of a derivative designated as a hedge are deferred and recognized in income or as an adjustment of the carrying amount of the underlying asset or liability when the hedged transaction occurs. Any gains or losses that result when the designated item is extinguished, such as maturity, sale, or termination, or when the hedged transaction is no longer likely to occur, are included in income in the period in which the extinguishment takes place or it is known that the hedged anticipated transaction will not occur.

UNUM America had no open derivative financial instruments at December 31, 1997. UNUM America had open interest rate futures contracts at December 31, 1996, with notional amounts of $159.7 million to hedge anticipated sales of investments in 1997. These futures contracts had a related net unrealized gain of $1.3 million.

NOTE 13. LITIGATION

In the normal course of its business operations, UNUM America is involved in litigation from time to time with claimants, beneficiaries and others, and a number of lawsuits were pending at December 31, 1997. In some instances, these proceedings include claims for punitive damages and similar types of relief in unspecified or substantial amounts, in addition to amounts for alleged contractual liability or other compensatory damages. In the opinion of management, the ultimate liability, if any, arising from this litigation is not expected to have a material adverse effect on the financial position, operating results or liquidity of UNUM America.

On December 29, 1993, UNUM America filed a suit in the United States District Court for the District of Maine, seeking a federal income tax refund. The suit was based on a claim for a deduction in certain prior tax years for

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

$652 million in cash and stock distributed to policyholders in connection with the 1986 conversion of Union Mutual Life Insurance Company to a stock company. UNUM America has fully paid, and provided for in prior years' financial statements, the tax at issue in this litigation. On May 23, 1996, the District Court issued its decision that the distribution in question was not a deductible expenditure. On December 2, 1997, the United States Court of Appeals affirmed the decision of the District Court denying UNUM America's claim for refund. UNUM America is currently considering whether to request that the United States Supreme Court review the decision of the United States Court of Appeals.

NOTE 14. AFFILIATED COMPANIES AND RELATED PARTY TRANSACTIONS

UNUM America provides management and administrative services to affiliates, which are wholly-owned by UNUM Corporation. UNUM America allocates, principally at cost, the related expenses based on direct association whenever possible. If the expenses cannot be readily associated, the costs are allocated based on ratios of the relative time spent, extent of usage or varying volume of work performed.

On December 31, 1997, UNUM America entered into a 100% indemnity coinsurance agreement with UNUM International Limited ("UNUM International"), an affiliated company organized under the laws of the Islands of Bermuda. Under the agreement, UNUM America transferred group long term disability ("group LTD") claim reserves to UNUM International with respect to disabilities which occurred prior to December 31, 1992. UNUM America will continue to transfer group LTD claim reserves to UNUM International each quarter with respect to disabilities which occurred during the quarter ending nineteen quarters prior to the ceding date. Either party may terminate this agreement as to risks not yet ceded upon ninety days notice in writing to the other party. At December 31, 1997, $56.5 million of the claim liabilities were ceded to UNUM International under this agreement.

On February 28, 1995, UNUM Corporation borrowed $100 million under its revolving credit facility, which was infused into UNUM America in exchange for surplus debentures which matured on August 31, 1996, and accrued interest at 5.66% annually. Repayment of principal and interest on the surplus debentures was subject to state insurance regulatory approval. On December 31, 1995, UNUM America repaid $50 million of the surplus debentures, plus accrued interest of $5.5 million to UNUM Corporation. In April, 1996, UNUM America received approval from the Maine Bureau of Insurance to repay the remaining $50 million in surplus debentures. The company repaid the principal and interest in April 1996.

During December 1993, UNUM America loaned $60 million to UNUM Corporation. These notes matured on December 20, 1996, and accrued interest at 5.66% annually. On December 31, 1995, UNUM Corporation repaid $50 million of these notes to UNUM America. UNUM Corporation repaid the $10 million outstanding note to UNUM America in April 1996.

NOTE 15. SEGMENT INFORMATION

UNUM America's principal markets for its insurance products are the United States and Canada. UNUM America and First UNUM Life Insurance Company combined are the leading provider of group long term disability insurance, their principal product, in the United States. Products are marketed through sales personnel, independent contractors and brokers, and specialty agents. UNUM America targets sales of its disability products to executive, administrative and management personnel, and other professionals such as educators, consultants, health care providers, accountants and engineers.

The Disability Insurance segment includes disability products offered in North America, including group long term disability, group short term disability, individual disability, disability reinsurance operations and long term care insurance. The Special Risk Insurance segment includes group life, special risk accident insurance, non-disability reinsurance operations, reinsurance underwriting management operations and other special risk insurance products. The Retirement Products segment includes products no longer actively marketed by UNUM America including: tax-sheltered annuities, guaranteed investment contracts, deposit administration accounts, 401(k) plans, individual life and group medical products. Corporate includes transactions that are generally non-insurance related.

Investment income and net realized investment gains and losses are allocated to the segments based on designation of ownership of assets identified to the products in each segment. Operating expenses are allocated to the segments

                    UNUM LIFE INSURANCE COMPANY OF AMERICA
based on direct association with a product whenever possible. If the expense cannot be readily associated with a particular product, the costs are allocated based on ratios of the relative time spent, extent of usage or varying volume of work performed for each segment.

Summarized financial information for the three business segments and Corporate is as follows:

                                                    YEAR ENDED DECEMBER 31,
                                                   ----------------------------
                                                     1997      1996      1995
                                                   --------  --------  --------
                                                     (DOLLARS IN MILLIONS)
Revenues:
  Disability Insurance............................ $1,951.5  $2,008.2  $2,056.7
  Special Risk Insurance..........................    840.9     732.3     671.8
  Retirement Products.............................    179.5     277.8     353.0
  Corporate.......................................      3.2       9.8       2.9
                                                   --------  --------  --------
    Total revenues................................ $2,975.1  $3,028.1  $3,084.4
                                                   ========  ========  ========
Income (loss) before income taxes:
  Disability Insurance............................ $  257.5  $  195.7  $  192.5
  Special Risk Insurance..........................    116.1      77.9      55.9
  Retirement Products.............................     72.8       1.3      45.0
  Corporate.......................................     (1.4)     (4.1)      0.1
                                                   --------  --------  --------
    Income before income taxes....................    445.0     270.8     293.5
Income taxes......................................    133.8      78.3      70.4
                                                   --------  --------  --------
    Net income.................................... $  311.2  $  192.5  $  223.1
                                                   ========  ========  ========

                                                                 YEAR ENDED
                                                                DECEMBER 31,
                                                             ------------------
                                                               1997     1996
                                                             -------- ---------
                                                                (DOLLARS IN
                                                                 MILLIONS)
Identifiable Assets:
  Disability Insurance...................................... $6,927.5 $ 6,164.6
  Special Risk Insurance....................................  1,332.3   1,082.6
  Retirement Products.......................................  1,070.7   4,427.4
  Corporate.................................................    169.1     275.4
  Individual Participating Life Annuity.....................    367.3     354.0
                                                             -------- ---------
    Total assets............................................ $9,866.9 $12,304.0
                                                             ======== =========

                    UNUM LIFE INSURANCE COMPANY OF AMERICA

NOTE 16. SUPPLEMENTARY INSURANCE INFORMATION

                                     (1) (2) FUTURE
                                         POLICY                                        AMORTIZATION
                          DEFERRED      BENEFITS               (4) (5)    BENEFITS TO  OF DEFERRED     (5)
                           POLICY      AND UNPAID     (3)        NET     POLICYHOLDERS    POLICY      OTHER     (6)
                         ACQUISITION   CLAIMS AND   PREMIUM   INVESTMENT AND INTEREST  ACQUISITION  OPERATING PREMIUMS
        SEGMENT             COSTS    CLAIM EXPENSES REVENUE     INCOME     CREDITED       COSTS     EXPENSES  WRITTEN
        -------          ----------- -------------- --------  ---------- ------------- ------------ --------- --------
                                                            (DOLLARS IN MILLIONS)
Year Ended December 31, 1997
 Disability Insurance...   $469.0       $4,834.4    $1,583.2    $368.3     $1,248.7       $ 44.2     $401.0   $1,525.6
 Special Risk
  Insurance.............    147.8          706.9       780.5      60.4        552.0         64.2      108.6      782.7
 Retirement Products....      0.0          609.6       126.1      53.4        101.1          0.1        5.6        6.1
 Corporate..............      0.0            0.0         0.0       3.2          0.0          0.0        5.7        0.0
                           ------       --------    --------    ------     --------       ------     ------   --------
   Total................   $616.8       $6,150.9    $2,489.8    $485.3     $1,901.8       $108.5     $520.9   $2,314.4
                           ======       ========    ========    ======     ========       ======     ======   ========
Year Ended December 31, 1996
 Disability Insurance...   $396.0       $4,414.1    $1,637.4    $370.8     $1,257.4       $ 90.2     $465.1   $1,596.1
 Special Risk
  Insurance.............    119.0          588.7       682.3      50.0        484.6         40.9      129.0      214.0
 Retirement Products....      0.9          613.0        64.0     213.8        251.7          0.0       24.6       14.9
 Corporate..............      0.0            0.0         0.0       9.8          0.0          0.0       13.8        0.0
                           ------       --------    --------    ------     --------       ------     ------   --------
   Total................   $515.9       $5,615.8    $2,383.7    $644.4     $1,993.7       $131.1     $632.5   $1,825.0
                           ======       ========    ========    ======     ========       ======     ======   ========
Year Ended December 31, 1995
 Disability Insurance...   $681.7       $4,114.8    $1,580.5    $476.1     $1,412.4       $ 83.0     $368.7   $1,554.3
 Special Risk
  Insurance.............     94.0          451.8       628.6      44.2        465.6         33.9      115.5      231.7
 Retirement Products....     33.6          590.5        33.3     319.7        271.0          0.8       36.3       23.3
 Corporate..............      0.0            0.0        (0.2)      2.2          0.0          0.0        3.7        0.0
                           ------       --------    --------    ------     --------       ------     ------   --------
   Total................   $809.3       $5,157.1    $2,242.2    $842.2     $2,149.0       $117.7     $524.2   $1,809.3
                           ======       ========    ========    ======     ========       ======     ======   ========

--------
(1) Excludes other policyholder funds, as follows:

                                                         1997    1996     1995
                                                        ------ -------- --------
                                                         (DOLLARS IN MILLIONS)
   Segment:
     Disability Insurance.............................. $  2.0 $    5.7 $    2.8
     Special Risk Insurance............................   12.0     10.9     13.3
     Retirement Products...............................  700.3  3,285.5  3,626.1
                                                        ------ -------- --------
       Total........................................... $714.3 $3,302.1 $3,642.2
                                                        ====== ======== ========

(2) Includes unearned premiums, other policy claims and benefits payable.
(3) Includes fees and other income (expenses).
(4) Includes investment income (expense) and net realized investment gains (losses).
(5) Investment income and net realized investment gains are allocated to the segments based on designation of ownership of assets identified to the segments. Operating expenses are allocated to segments based on direct association with a product whenever possible. If, however, the expense cannot be readily associated with a particular product, the costs are allocated based on ratios of the relative time spent, extent of usage or varying volume of work performed for each segment.
(6) Premiums written for health and disability income policies.

                                    PART C
                               OTHER INFORMATION

Item 24.  Financial statements and Exhibits

     (a)  The following financial statements are included in Part B:

          Financial Statements of Registrant - VA-I Separate Account of UNUM Life Insurance Company of America.

          Audited statement of assets and liabilities as of December 31, 1997 and statement of operations and changes in net assets for the two years ended December 31, 1997.

          Financial Statements of Depositor - UNUM Life Insurance Company of America.

          Audited balance sheets as of December 31, 1997 and 1996 and audited statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997.

     (b)  Exhibits

          1(a) Resolution adopted by the Board of Directors of UNUM Life Insurance Company on July 8, 1988 establishing the TSAVA Separate Account of UNUM Life Insurance Company is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I Separate Account of UNUM Life Insurance Company of America on May 1, 1998 (File No. 33-47786).

          1(b) Resolution adopted by the Board of Directors of UNUM Life Insurance Company on February 7, 1991 changing the name and broadening the scope of the VA-I Separate Account is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I Separate Account of UNUM Life Insurance Company of America on May 1, 1998 (File No. 33-47786).

          2.        Not applicable.


          3(a) Principal underwriting agreement between UNUM Life Insurance Company of America and LNC Equity Sales Corporation is incorporated herein by reference to Post-effective Amendment No. 9 on Form N-4 filed by VA-I Separate Account of UNUM Life Insurance Company of America on April 30, 1997 (File No. 33-47786).

          3(b) Form of broker-dealer sales agreement is incorporated herein by reference to Post-effective Amendment No. 9 on Form N-4 filed by VA-I Separate Account of UNUM Life Insurance Company of America on April 30, 1997 (File No. 33-47786).

          4(a) Form of Group Annuity Contracts for UNUM Life Insurance Company of America.

          4(b) Form of Contract Rider providing for automatic assumption of certain contracts by The Lincoln National Life Insurance Company is incorporated herein by reference to Post-effective Amendment No. 6 on Form N-4 filed by VA-I Separate Account of UNUM Life Insurance Company of America on May 1, 1996 (File No. 33-45846).

          5(a) Form of application for Group Annuity Contract is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I Separate Account of UNUM Life Insurance Company of America on May 1, 1998 (File No. 33-47786).

          5(b) Form of Participant enrollment form (including acknowledgment of restrictions on redemption imposed by I.R.C. Section 403(b)) is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on May 1, 1998 (File No. 33-47786).

          6(a)      Articles of incorporation of UNUM Life Insurance Company of
                    America (including Articles of Merger filed December 30,
                    1991, for merger of UNUM Life Insurance Company and UNUM
                    Pension and Insurance Company into UNUM Life Insurance
                    Company of America; and Articles of Merger filed November 4,
                    1996, for merger of Commercial Life Insurance Company into
                    UNUM Life Insurance Company of America) are incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I Separate Account of UNUM Life
                    Insurance Company of America on May 1, 1998 (File No.
                    33-47786).

          6(b) Bylaws of UNUM Life Insurance Company of America are incorporated herein by reference to Post-effective Amendment
                    No. 10 on Form N-4 filed by VA-I Separate Account of UNUM
                    Life Insurance Company of America on May 1, 1998 (File
                    No. 33-47786).

          6(c) Plan and Agreement of Merger of UNUM Life Insurance Company and UNUM Pension and Insurance Company into UNUM Life
                    Insurance Company dated September 13, 1991, and certain supporting resolutions and consents of directors and stockholders of UNUM Life Insurance Company of America are incorporated herein by reference to Post-effective Amendment
                    No. 10 on Form N-4 filed by VA-I Separate Account of UNUM
                    Life Insurance Company of America on May 1, 1998 (File
                    No. 33-47786).

          7(a)      Assumption Reinsurance Agreement by and between UNUM Life
                    Insurance Company of America and The Lincoln National Life
                    Insurance Company is incorporated herein by reference to Post-effective Amendment No. 9 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on April 30, 1997 (File No. 33-47786).

          7(b)      Assumption Reinsurance Agreement by and between UNUM Life
                    Insurance Company of America and Lincoln Life & Annuity
                    Company of New York is incorporated herein by reference to Post-effective Amendment No. 9 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on April 30, 1997 (File No. 33-47786).

          7(c)      Coinsurance and Assumption Agreement by and between UNUM
                    Life Insurance Company of America and The Lincoln National
                    Life Insurance Company is incorporated herein by reference to Post-effective Amendment No. 9 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on April 30, 1997 (File No. 33-47786).

          7(d)      Indemnity Reinsurance Agreement by and between UNUM Life
                    Insurance Company of America and The Lincoln National Life
                    Insurance Company is incorporated herein by reference to Post-effective Amendment No. 9 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on April 30, 1997 (File No. 33-47786).

          7(e)      Indemnity Reinsurance Agreement by and between UNUM Life
                    Insurance Company of America and Lincoln Life & Annuity
                    Company of New York is incorporated herein by reference to Post-effective Amendment No. 9 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on April 30, 1997 (File No. 33-47786).

          8(a) Participation Agreement between UNUM Life Insurance Company and Dreyfus Life & Annuity Index Fund, Inc. is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I Separate Account of UNUM Life
                    Insurance Company of America on May 1, 1998 (File No.
                    33-47786).

          8(b) Participation Agreement between UNUM Life Insurance Company and Variable Insurance Products Fund I and Fidelity
                    Distributors Corporation is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on May 1, 1998 (File No. 33-47786).

          8(c) Participation Agreement between UNUM Life Insurance Company and Variable Insurance Products Fund II and Fidelity
                    Distributors Corporation is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on May 1, 1998 (File No. 33-47786).

          8(d)      Participation Agreement between UNUM Life Insurance Company and
                    Twentieth Century Management Company is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I Separate Account of UNUM Life Insurance
                    Company of America on May 1, 1998 (File No. 33-47786).

          8(e) Participation Agreement between UNUM Life Insurance Company of America and Dreyfus Variable Investment Fund and Dreyfus
                    Corporation is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on May 1, 1998 (File No. 33-47786).

          8(f) Participation Agreement between UNUM Life Insurance Company of America and Acacia Capital Corporation is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I Separate Account of UNUM Life
                    Insurance Company of America on May 1, 1998 (File No.
                    33-47786).

          8(g) Participation Agreement between UNUM Life Insurance Company of America and T. Rowe Price is incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I Separate Account of UNUM Life Insurance
                    Company of America on May 1, 1998 (File No. 33-47786).

          8(i)      Administrative Services Agreement by and between UNUM Life
                    Insurance Company of America and The Lincoln National Life
                    Insurance Company is incorporated herein by reference to Post-effective Amendment No. 9 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on April 30, 1997 (File No. 33-47786).

          9.        Consent and opinion of Kevin J. Tierney, General Counsel of
                    UNUM Life Insurance Company of America, as to the legality of the securities being registered is incorporated herein by reference to Post-effective Amendment No. 6 on Form N-4 filed by VA-I Separate Account of UNUM Life Insurance
                    Company of America on May 1, 1996 (File No. 33-45846).

          10(a)     Consent of Coopers & Lybrand L.L.P., Independent
                    Accountants.

          10(b)     Powers of Attorney for Kevin P. O'Connell and Robert W.
                    Crispin are incorporated herein by reference to Amendment
                    No. 27 to the registration statement of the VA-I Separate
                    Account of UNUM Life Insurance Company on Form N-4 (File No.
                    33-47786), filed on May 1, 1996.

          10(c)     Powers of Attorney for Thomas G. Brown, Diane M. Garofalo,
                    Peter J. Moynihan, James F. Orr III, Elaine D. Rosen, and
                    Eileen C. Farrar are incorporated herein by reference to Post-effective Amendment No. 10 on Form N-4 filed by VA-I
                    Separate Account of UNUM Life Insurance Company of America on May 1, 1998 (File No. 33-47786).

          11.       No financial statements are omitted from Item 23.

          12.       Not Applicable.

          13(a) Schedule for computation of Performance Quotations is incorporated herein by reference to Amendment No. 7 filed by Lincoln National Variable Annuity Account L of The Lincoln
                    National Life Insurance Company on April 30, 1997 (File No.
                    333-05827).

          13(b)     Supplement to Schedule for Computation of Performance
                    Quotations.

          14.       Not Applicable.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following list contains the officers and directors of UNUM Life Insurance Company of America who are engaged directly or indirectly in activities relating to the VA-I Separate Account as well as the Contracts. The list also shows UNUM Life Insurance Company of America's executive officers.



Name and Address              Positions and Offices with UNUM/America
James F. Orr III*             Chairman of the Board of Directors, Chief
                              Executive Officer

Elaine D. Rosen*              Director and President

Robert W. Crispin*            Director and Executive Vice President

Kevin P. O'Connell*           Director and Executive Vice President

Eileen C. Farrar*             Director and Senior Vice President

Peter J. Moynihan*            Director and Senior Vice President

Thomas G. Brown*              Executive Vice President

Diane M. Garofalo*            Vice President

Nicholas J. Desiderio*        Vice President and Chief Financial Officer

Kevin J. Tierney*             Director, Senior Vice President, General Counsel
                              and Secretary

*Principal business address of each person is 2211 Congress Street, Portland, Maine 04122.


Item 26. Persons Controlled by or Under Common Control with UNUM Life Insurance Company of America ("UNUM/America") or the VA-I Separate Account


The VA-I Separate Account is a separate account of UNUM/America and may be deemed to be controlled by UNUM/America although UNUM/America will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.

The following chart indicates the persons controlled or under common control with UNUM/America and the VA-I Separate Account:



    Federal I.D.#   Company                                                     NAIC#
    01-0405657      UNUM Corporation
    01-0285069        UNUM Holding Company
    01-0278678          UNUM Life Insurance Company of America, ME              62235
    01-0490889            UA Holdings 1994-1
    01-0490891            UA Holdings 1994-3
    95-4526249            SP Administrator, LLC
    13-1898173          First UNUM Life Insurance Company, NY                   64297
    01-0495196            NY Holdings 1994-1
    01-0495197            NY Holdings 1994-2
    01-0495198            NY Holdings 1994-3
    01-0495199            NY Holdings 1994-4
    01-0285776          UNUM Sales Corporation
    01-0284946          Claims Service International, Inc.
    01-0285617          UNUM Development Corporation
                        UNUM International Underwriters Inc.
                      UNUM European Holding Company Limited
                        UNUM General Insurance Company Limited
                        UNUM Management Company Limited
                        UNUM Limited
    AA-1120014          Open Door VAC Limited
                          Claims Services International Limited
                      Mindtask Limited
    13-2588770        Duncanson & Holt, Inc.
    01-0358803          Duncanson & Holt Services, Inc.
    91-1306242          Group Management Services, Inc.
                        Duncanson & Holt Administrative Services, Inc.
                        Duncanson & Holt Europe Ltd.
                          Duncanson & Holt Underwriters Ltd.
                          Duncanson & Holt Agencies, Ltd.
                          Duncanson & Holt Syndicate Management Ltd.
                          Trafalgar Underwriting Agencies Ltd.
                        Duncanson & Holt Canada Ltd.
                        TRI-CAN Reinsurance Inc.
                        Duncanson & Holt Asia PTE Ltd.
    01-0477936        Colonial Companies, Inc.
    57-0144607          Colonial Life & Accident Insurance Company, SC          62049
    01-0491221            CLA Holdings 1994-1
    01-0491220            CLA Holdings 1994-2
    57-0856575          BenefitAmerica, Inc.
                        UNUM Japan Accident Insurance Company Limited
                        UNUM (Bermuda) Holdings Ltd.
                        Duncanson & Holt (Bermuda) Ltd.
                        UNUM International Ltd.
    13-3178143          Continental National Life Insurance Company, DE         61026
    13-3178146          Continental International Life Insurance Company, DE    61000
                        Boston Compania Argentina de Seguros S.A.
    52-2060453          UNUM Partners, L.P.
    52-2060461          UNUM Finance Company
    52-2060454            UNUM Finance Company L.L.C.
    52-2060465            UNUM Delaware Company
                        Options and Choices, Inc.


Item 27.       Number of Contractholders


As of March 31, 1998, Registrant had 53 Contractholders.

Item 28.       Indemnification

Under the Participation Agreements entered into between UNUM/America and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, Acacia Capital Corporation, and T. Rowe Price (the "Funds"), UNUM/America and its directors, officers, employees, agents and control persons have been indemnified by the Fund against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify UNUM/America against any liability, loss, damages, costs or expenses which UNUM/America may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

UNUM/America's by-laws provide that UNUM/America "may indemnify any person made or threatened to be made a party of any action or proceeding, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, which any director, officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director, officer or employee of the Corporation or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director, officer, or employee acted, in good faith, for a purpose which he or she reasonably believed to be in the best interests of the corporation."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 29.       Principal Underwriter


    (a) Lincoln Financial Advisors Corporation also acts as the principal underwriter for the VA-I Separate Account of First UNUM Life Insurance Company, Lincoln National Variable Annuity Account L, and Lincoln Life & Annuity Variable Annuity Account L.

(b)(1) The following table sets forth certain information regarding the officers and directors of Lincoln Financial Advisors Corporation.


                         POSITIONS AND OFFICES
NAME AND ADDRESS         WITH LINCOLN FINANCIAL ADVISORS CORPORATION.
----------------         -------------------------------------------
J. Michael Hemp*         President and Director
Priscilla S. Brown*      Chief Operating Officer, Sales and Marketing and
                         Director
John M. Behrendt*        Vice President and Director
Richard C. Boyles***     Chief Financial Officer and Administrative Officer
Kenneth Ehinger***       Chief Operating Officer and Director
Gary D. Giller****       Director
Janet C. Whitney**       Vice President and Treasurer
C. Suzanne Womack**      Secretary


* Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address of each person is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address of each person is 3811 Illinois Road, Suite 205, Fort Wayne, Indiana 46804-1202.

**** 7650 Rivers Edge Dr., Suite 250, Columbus, OH  43235.


c)


                                            Net Underwriting Compensation
Name of Principal                           Discounts and         on       Brokerage
 Underwriter                                Commissions      Redemption    Commissions    Compensation
-----------------                           ---------------- ------------  -------------  ------------
Lincoln Financial Advisors Corporation             $0        N/A           N/A            N/A


Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by UNUM/America at 2211 Congress Street, Portland, Maine 04122, and by Lincoln Life at One City Center, Portand, Maine 04101.

Item 31.       Management Services

None


Item 32.       Undertakings and Representations

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.

(e) The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-
    (d) of that Section will be complied with.


(f) UNUM Life Insurance Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by UNUM Life Insurance Company of America.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this Post-effective Amendment to the Registration Statement to be signed on their behalf, in the City of Portland and State of Maine on this 27th day of April, 1998, and the Registrant certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-effective Amendment to the Registration Statement which included a prospectus.

               VA-I Separate Account of
               UNUM Life Insurance Company of America
                    (Registrant)


                    By: /s/Elaine D. Rosen
                       -------------------------------------
                           Elaine D. Rosen
                    President
                    UNUM Life Insurance Company of America


               UNUM Life Insurance Company of America
                    (Depositor)

               By: /s/Elaine D. Rosen
                   -----------------------------------------
                      Elaine D. Rosen
                   President

As required by the Securities Act of 1933 this Post-effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                   TITLE                          DATE
/s/Elaine D. Rosen
--------------------------                                 April 27, 1998
 Elaine D. Rosen            President
                            (Principal Executive Officer)

/s/Nicholas J. Desiderio                                   April 27, 1998
--------------------------
Nicholas J. Desiderio       Vice President and
                            Chief Financial Officer
                            (Principal Financial Officer)

/s/Charles W. Tarbell                                      April 27, 1998
--------------------------
Charles W. Tarbell          Vice President, Treasurer
                            and Controller
                            (Principal Accounting Officer)


       *
--------------------------
James F. Orr III             Director                      April 27, 1998

       *
--------------------------                                 April 27, 1998
Elaine D. Rosen              Director


       *
--------------------------                                 April 27, 1998
Robert W. Crispin            Director


       *
--------------------------                                 April 27, 1998
Eileen C. Farrar             Director


       *
--------------------------                                 April 27, 1998
Peter J. Moynihan            Director

       *
--------------------------                                 April 27, 1998
Kevin P. O'Connell           Director


       *                                                   April 27, 1998
--------------------------
Kevin J. Tierney             Director


*By: /s/ Kevin J. Tierney                                  April 27, 1998
    ---------------------
      Kevin J. Tierney
      Attorney-in-fact